--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              RYDEX VARIABLE TRUST
                  [LOGO]                         ANNUAL REPORT
                                               December 31, 1998
                                      6116 Executive Boulevard, Suite 400
                                              Rockville, MD 20852
                                                 (301) 468-8520

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Over the past few years we have used the term volatile to describe the U.S. equity markets. 1998 was no exception as U.S. equity markets posted the most volatile year of the decade. Events such as the Asian economic crisis, Russia's default on its debt, and the near collapse of one of the country's largest hedge funds, were among the culprits that caused the market's erratic wandering. In general, large-cap stocks continued to outperform small-cap stocks and investors continued to prefer growth stocks to value oriented stocks. For 1998, the technology sector maintained its leadership role by posting the best results among the various sectors. Retail and health care industries were not far behind. The commodity-driven sectors, including oil and precious metals, trailed the general market miserably. In addition to volatility, consolidation was a major theme for 1998. The total value of announced mergers was up 78% from the previous year.

ECONOMIC REVIEW

Stocks soared to record highs during the first half of the year, propelled by a favorable economic environment of low interest rates and strong consumer spending. During the first quarter, Gross Domestic Product (GDP) grew by a strong 5.4% rate. The economy started to slow down in the second quarter as GDP decelerated to an annual rate of 1.8%, its slowest pace in three years. However, in June, Federal Reserve Chairman Alan Greenspan described our nation's current economy as the most impressive that he has ever witnessed and warned that the potential for inflation was still present.

By early August, domestic political and economic uncertainty, coupled with the deepening global economic crisis, became too much for the U.S. markets to bear. U.S. stocks came under severe selling pressure as investors sought shelter from the global economic crisis that started in Asia, moved to Russia, and began threatening several emerging markets in Latin America. The pullback culminated on August 31, when the Dow Jones Industrial Average tumbled 512 points to post its second worst point loss in history, wiping out all of the year's gains. Adding to the turmoil, the market had to face the near-collapse of one of the country's largest hedge funds -- Long Term Capital Management. Taking note of the severe negative investor sentiment, Greenspan indicated that the Fed must take action to contain the effects of the global economic crisis on U.S. growth. U.S. stocks rose sharply in reaction to the favorable comments. On September 29, in an effort to alleviate further economic pressures, the Federal Reserve Board cut the federal funds rate by 0.25%. The following day, investors expressed disappointment that the Fed didn't implement a deeper cut in interest rates. Once again, U.S. stocks plummeted, ending the worst quarter for U.S. stocks in eight years.

After the summer's global economic turmoil wiped out most of the stock market's 1998 gains, the Fed followed the September interest rate cut with two more in the fall. This helped restore investor confidence in the U.S. equity markets, and sent stocks roaring back to post one of the best quarters of the decade. Fourth quarter GDP grew faster than expected with a 5.6% rate boosted by consumer spending which was up an astonishing 4.8% over the past year -- the strongest growth experienced in over a decade. The S&P 500's fourth quarter gains catapulted the Index to a 26.67% return for the year. This marks the fourth consecutive year of double-digit returns, a feat that has occurred only once before since the post-war period. The Nasdaq 100 Index had an even more impressive year, posting a gain of 85.31%.

SUMMARY

Overall, U.S. equity markets have responded to an impressive economy that continues to expand with inflation in check. For 1998, GDP growth was a strong 3.9%, job growth remained healthy at over 2%, unemployment was a low 4.4%, and inflation remained dormant. As the year closed, December marked the month in which the current economic expansion, which started in April of 1991, became the longest peacetime expansion in the nation's economic history.

         [/S/ ALBERT P. VIRAGH, JR.]

Albert P. (Skip) Viragh, Jr.
Chairman

                              RYDEX VARIABLE TRUST

FUND STRATEGY AND PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In this section you will find information about how each Rydex Fund performed during the latest fiscal year in comparison to its benchmark. In addition, each Fund's investment strategy will be described in brief to provide an understanding of the factors that affected the Funds' performance.

THE NOVA FUND

BENCHMARK: 150% OF THE PERFORMANCE OF THE STANDARD & POOR'S 500-TM- COMPOSITE STOCK PRICE INDEX

The S&P 500, which is the benchmark for large capitalized growth stock performance, rose 26.67% in 1998, its fourth straight year of over 20% annual gain. For the past 12 months, large-cap stocks outperformed mid-cap and small-cap stocks. The S&P 500 reached an all time high of 1241.81 on December 29, 1998. To achieve its objective, the Nova Fund invested primarily in S&P 500 futures contracts and call options on S&P 500 futures contracts. By using call options and futures contracts, the Fund attempts to maintain a 150% exposure to the S&P 500 Index. For the 12-month period, the Nova Fund returned 30.06%.

          CUMULATIVE FUND PERFORMANCE: MAY 7, 1997--DECEMBER 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             S&P 500 INDEX      NOVA FUND
5/7/97            $10,000.00     $10,000.00
5/8/97            $10,063.90     $10,056.89
5/9/97            $10,148.00     $10,112.31
5/12/97           $10,347.50     $10,270.22
5/13/97           $10,291.20     $10,214.68
5/14/97           $10,315.70     $10,250.36
5/15/97           $10,394.00     $10,321.96
5/16/97           $10,216.70     $10,173.24
5/19/97           $10,259.30     $10,216.40
5/20/97           $10,399.70     $10,319.27
5/21/97           $10,371.30     $10,290.94
5/22/97           $10,323.30     $10,245.70
5/23/97           $10,450.50     $10,385.11
5/27/97           $10,507.40     $10,417.96
5/28/97           $10,491.50     $10,387.31
5/29/97           $10,410.80     $10,348.94
5/30/97           $10,495.30     $10,400.43
6/2/97            $10,431.30     $10,376.89
6/3/97            $10,382.10     $10,366.10
6/4/97            $10,351.90     $10,300.26
6/5/97            $10,414.00     $10,340.97
6/6/97            $10,693.60     $10,519.73
6/9/97            $10,749.60     $10,579.80
6/10/97           $10,794.20     $10,608.74
6/11/97           $10,821.40     $10,661.46
6/12/97           $11,076.50     $10,831.76
6/13/97           $11,210.30     $10,952.04
6/16/97           $11,221.80     $10,959.76
6/17/97           $11,211.20     $10,966.26
6/18/97           $11,136.50     $10,900.91
6/19/97           $11,276.00     $11,009.91
6/20/97           $11,204.40     $11,018.61
6/23/97           $10,824.80     $10,772.42
6/24/97           $11,220.80     $10,989.68
6/25/97           $11,079.10     $10,899.56
6/26/97           $11,034.80     $10,834.46
6/27/97           $11,089.30     $10,878.72
6/30/97           $10,969.90     $10,852.36
7/1/97            $11,162.00     $10,924.57
7/2/97            $11,423.30     $11,083.96
7/3/97            $11,644.30     $11,242.00
7/7/97            $11,515.00     $11,184.13
7/8/97            $11,639.70     $11,264.44
7/9/97            $11,466.10     $11,127.00
7/10/97           $11,530.50     $11,203.50
7/11/97           $11,575.80     $11,239.06
7/14/97           $11,627.60     $11,259.90
7/15/97           $11,709.30     $11,350.38
7/16/97           $11,899.70     $11,483.17
7/17/97           $11,823.10     $11,422.11
7/18/97           $11,428.00     $11,222.14
7/21/97           $11,463.60     $11,193.20
7/22/97           $11,897.00     $11,451.17
7/23/97           $11,881.90     $11,482.80
7/24/97           $11,950.80     $11,528.41
7/25/97           $11,949.70     $11,510.14
7/28/97           $11,917.00     $11,481.45
7/29/97           $11,977.30     $11,553.05
7/30/97           $12,163.80     $11,675.66
7/31/97           $12,175.20     $11,700.18
8/1/97            $12,097.10     $11,612.52
8/4/97            $12,139.20     $11,651.26
8/5/97            $12,156.50     $11,676.64
8/6/97            $12,270.50     $11,774.11
8/7/97            $12,157.90     $11,662.17
8/8/97            $11,789.40     $11,445.77
8/11/97           $11,923.70     $11,488.19
8/12/97           $11,671.80     $11,359.82
8/13/97           $11,647.70     $11,304.53
8/14/97           $11,671.80     $11,338.25
8/15/97           $11,199.50     $11,044.48
8/18/97           $11,526.90     $11,187.69
8/19/97           $11,719.40     $11,353.45
8/20/97           $11,959.30     $11,517.01
8/21/97           $11,653.90     $11,341.68
8/22/97           $11,635.70     $11,323.17
8/25/97           $11,598.50     $11,281.72
8/26/97           $11,330.20     $11,194.18
8/27/97           $11,454.40     $11,202.52
8/28/97           $11,202.20     $11,079.55
8/29/97           $11,251.70     $11,028.05
9/2/97            $11,766.30     $11,372.70
9/3/97            $11,675.00     $11,376.01
9/4/97            $11,760.50     $11,413.04
9/5/97            $11,723.00     $11,390.72
9/8/97            $11,754.50     $11,417.08
9/9/97            $11,779.50     $11,446.75
9/10/97           $11,468.70     $11,267.87
9/11/97           $11,359.00     $11,188.91
9/12/97           $11,615.50     $11,327.70
9/15/97           $11,570.10     $11,276.94
9/16/97           $11,956.60     $11,594.12
9/17/97           $11,962.70     $11,561.76
9/18/97           $12,006.30     $11,614.35
9/19/97           $11,987.40     $11,653.83
9/22/97           $12,135.80     $11,714.16
9/23/97           $12,060.40     $11,671.24
9/24/97           $11,940.70     $11,579.90
9/25/97           $11,812.10     $11,499.35
9/26/97           $11,927.40     $11,588.98
9/29/97           $12,087.40     $11,688.53
9/30/97           $11,954.70     $11,614.23
10/1/97           $12,108.20     $11,713.91
10/2/97           $12,198.60     $11,775.83
10/3/97           $12,289.50     $11,831.86
10/6/97           $12,408.30     $11,925.77
10/7/97           $12,546.90     $12,053.65
10/8/97           $12,418.00     $11,939.87
10/9/97           $12,356.00     $11,900.39
10/10/97          $12,331.60     $11,855.77
10/13/97          $12,322.60     $11,869.50
10/14/97          $12,335.50     $11,896.23
10/15/97          $12,284.60     $11,840.32
10/16/97          $12,057.00     $11,711.95
10/17/97          $11,889.70     $11,575.98
10/20/97          $12,087.10     $11,716.36
10/21/97          $12,389.10     $11,920.75
10/22/97          $12,297.60     $11,874.28
10/23/97          $11,985.60     $11,656.04
10/24/97          $11,826.30     $11,545.08
10/27/97          $10,731.40     $10,748.63
10/28/97          $11,554.50     $11,295.09
10/29/97          $11,566.10     $11,269.46
10/30/97          $11,203.60     $11,079.67
10/31/97          $11,499.20     $11,213.80
11/3/97           $11,843.60     $11,512.59
11/4/97           $11,780.90     $11,534.29
11/5/97           $11,848.50     $11,558.81
11/6/97           $11,781.50     $11,500.82
11/7/97           $11,618.70     $11,371.84
11/10/97          $11,537.60     $11,293.62
11/11/97          $11,542.40     $11,326.11
11/12/97          $11,256.80     $11,107.62
11/13/97          $11,431.40     $11,238.81
11/14/97          $11,633.80     $11,382.14
11/17/97          $11,907.20     $11,600.99
11/18/97          $11,796.40     $11,503.27
11/19/97          $11,877.70     $11,581.25
11/20/97          $12,114.60     $11,757.68
11/21/97          $12,218.90     $11,808.07
11/24/97          $11,928.80     $11,606.75
11/25/97          $11,947.30     $11,657.63
11/26/97          $11,997.00     $11,667.69
11/28/97          $12,005.20     $11,713.79
12/1/97           $12,393.80     $11,951.28
12/2/97           $12,319.80     $11,913.39
12/3/97           $12,358.80     $11,975.80
12/4/97           $12,348.00     $11,930.80
12/5/97           $12,504.00     $12,061.87
12/8/97           $12,464.30     $12,044.46
12/9/97           $12,356.50     $11,963.66
12/10/97          $12,230.70     $11,890.22
12/11/97          $11,990.50     $11,708.15
12/12/97          $11,988.40     $11,689.14
12/15/97          $12,119.80     $11,811.75
12/16/97          $12,211.70     $11,868.76
12/17/97          $12,126.50     $11,838.11
12/18/97          $11,956.20     $11,712.56
12/19/97          $11,851.60     $11,608.10
12/22/97          $11,942.00     $11,692.95
12/23/97          $11,679.80     $11,514.19
12/24/97          $11,625.20     $11,435.47
12/26/97          $11,679.60     $11,481.57
12/29/97          $11,995.30     $11,688.78
12/30/97          $12,209.60     $11,903.09
12/31/97          $12,210.70     $11,898.07
1/2/98            $12,293.00     $11,954.10
1/5/98            $12,328.41     $11,979.48
1/6/98            $12,066.80     $11,850.86
1/7/98            $12,117.97     $11,819.23
1/8/98            $11,911.22     $11,721.64
1/9/98            $11,414.34     $11,374.05
1/12/98           $11,671.06     $11,515.29
1/13/98           $11,886.57     $11,673.57
1/14/98           $11,949.59     $11,744.93
1/15/98           $11,818.41     $11,656.53
1/16/98           $12,034.36     $11,788.70
1/20/98           $12,299.06     $11,998.23
1/21/98           $12,141.64     $11,902.36
1/22/98           $11,999.07     $11,807.46
1/23/98           $11,963.58     $11,740.52
1/26/98           $11,953.78     $11,732.79
1/27/98           $12,115.47     $11,880.78
1/28/98           $12,251.27     $11,984.26
1/29/98           $12,330.56     $12,082.71
1/30/98           $12,343.04     $12,018.83
2/2/98            $12,611.53     $12,276.18
2/3/98            $12,708.55     $12,334.05
2/4/98            $12,691.16     $12,345.21
2/5/98            $12,687.72     $12,304.01
2/6/98            $12,841.44     $12,413.38
2/9/98            $12,781.35     $12,392.29
2/10/98           $12,936.48     $12,493.69
2/11/98           $12,934.43     $12,505.95
2/12/98           $12,980.17     $12,556.58
2/13/98           $12,909.25     $12,506.93
2/17/98           $12,994.54     $12,539.66
2/18/98           $13,121.09     $12,653.69
2/19/98           $13,047.40     $12,607.34
2/20/98           $13,161.33     $12,680.05
2/23/98           $13,220.61     $12,728.23
2/24/98           $13,101.13     $12,635.30
2/25/98           $13,293.80     $12,786.59
2/26/98           $13,403.09     $12,857.34
2/27/98           $13,378.65     $12,865.55
3/2/98            $13,368.88     $12,845.44
3/3/98            $13,469.20     $12,898.41
3/4/98            $13,339.30     $12,840.91
3/5/98            $13,190.50     $12,690.22
3/6/98            $13,500.00     $12,943.41
3/9/98            $13,444.74     $12,899.76
3/10/98           $13,623.29     $13,048.36
3/11/98           $13,683.52     $13,100.10
3/12/98           $13,746.30     $13,117.87
3/13/98           $13,695.80     $13,101.57
3/16/98           $13,874.37     $13,232.51
3/17/98           $13,915.92     $13,246.98
3/18/98           $13,973.23     $13,309.14
3/19/98           $14,036.39     $13,360.88
3/20/98           $14,185.82     $13,476.37
3/23/98           $14,138.36     $13,432.11
3/24/98           $14,283.72     $13,555.95
3/25/98           $14,227.43     $13,510.21
3/26/98           $14,181.73     $13,496.48
3/27/98           $14,127.17     $13,430.76
3/30/98           $14,104.54     $13,407.59
3/31/98           $14,186.37     $13,508.13
4/1/98            $14,308.11     $13,586.60
4/2/98            $14,514.58     $13,732.01
4/3/98            $14,578.30     $13,764.99
4/6/98            $14,453.04     $13,748.93
4/7/98            $14,324.32     $13,603.76
4/8/98            $14,204.64     $13,506.90
4/9/98            $14,335.59     $13,617.49
4/13/98           $14,296.54     $13,605.48
4/14/98           $14,428.90     $13,679.78
4/15/98           $14,478.67     $13,723.55
4/16/98           $14,273.58     $13,586.84
4/17/98           $14,515.26     $13,765.23
4/20/98           $14,491.52     $13,776.64
4/21/98           $14,595.19     $13,809.62
4/22/98           $14,618.47     $13,854.49
4/23/98           $14,447.82     $13,726.74
4/24/98           $14,226.74     $13,583.53
4/27/98           $13,918.48     $13,321.64
4/28/98           $13,880.12     $13,304.11
4/29/98           $13,968.27     $13,420.71
4/30/98           $14,326.77     $13,630.98
5/1/98            $14,529.56     $13,744.15
5/4/98            $14,495.94     $13,757.26
5/5/98            $14,335.61     $13,678.55
5/6/98            $14,075.77     $13,546.99
5/7/98            $13,899.37     $13,427.09
5/8/98            $14,238.81     $13,586.47
5/11/98           $14,183.71     $13,568.08
5/12/98           $14,373.27     $13,680.27
5/13/98           $14,409.76     $13,717.91
5/14/98           $14,322.98     $13,699.64
5/15/98           $14,187.53     $13,593.71
5/18/98           $14,118.32     $13,558.03
5/19/98           $14,262.81     $13,603.39
5/20/98           $14,437.40     $13,720.36
5/21/98           $14,315.70     $13,666.17
5/22/98           $14,233.13     $13,615.04
5/26/98           $13,821.96     $13,413.35
5/27/98           $13,903.63     $13,391.41
5/28/98           $13,975.03     $13,457.12
5/29/98           $13,779.29     $13,374.12
6/1/98            $13,864.93     $13,376.08
6/2/98            $13,870.89     $13,401.22
6/3/98            $13,527.88     $13,274.93
6/4/98            $13,913.27     $13,423.29
6/5/98            $14,297.97     $13,656.60
6/8/98            $14,284.10     $13,679.41
6/9/98            $14,334.84     $13,712.39
6/10/98           $14,210.13     $13,637.23
6/11/98           $13,793.49     $13,420.22
6/12/98           $13,965.72     $13,472.45
6/15/98           $13,424.71     $13,204.80
6/16/98           $13,702.85     $13,334.52
6/17/98           $14,142.61     $13,573.72
6/18/98           $14,069.48     $13,564.77
6/19/98           $13,949.53     $13,494.64
6/22/98           $14,038.39     $13,526.15
6/23/98           $14,300.96     $13,725.63
6/24/98           $14,605.27     $13,889.80
6/25/98           $14,570.93     $13,845.66
6/26/98           $14,657.44     $13,893.73
6/29/98           $14,741.84     $13,958.58
6/30/98           $14,573.19     $13,901.57
7/1/98            $14,838.96     $14,082.05
7/2/98            $14,872.68     $14,055.81
7/6/98            $15,103.87     $14,189.33
7/7/98            $15,062.51     $14,156.84
7/8/98            $15,214.21     $14,300.41
7/9/98            $15,063.45     $14,204.65
7/10/98           $15,169.21     $14,275.40
7/13/98           $15,199.34     $14,285.94
7/14/98           $15,443.65     $14,437.85
7/15/98           $15,391.73     $14,403.89
7/16/98           $15,550.14     $14,516.81
7/17/98           $15,598.24     $14,550.28
7/20/98           $15,599.93     $14,517.79
7/21/98           $15,179.00     $14,284.47
7/22/98           $15,162.30     $14,272.33
7/23/98           $14,663.90     $13,974.03
7/24/98           $14,677.87     $13,986.91
7/27/98           $14,790.12     $14,066.23
7/28/98           $14,433.37     $13,857.43
7/29/98           $14,307.84     $13,795.76
7/30/98           $14,645.08     $14,012.16
7/31/98           $14,202.10     $13,740.10
8/3/98            $14,092.12     $13,639.19
8/4/98            $13,254.67     $13,144.85
8/5/98            $13,526.06     $13,258.99
8/6/98            $13,620.52     $13,359.53
8/7/98            $13,652.40     $13,357.32
8/10/98           $13,534.89     $13,279.96
8/11/98           $13,198.08     $13,106.35
8/12/98           $13,565.71     $13,293.20
8/13/98           $13,271.42     $13,179.05
8/14/98           $13,033.05     $13,029.96
8/17/98           $13,447.27     $13,286.46
8/18/98           $13,848.16     $13,501.39
8/19/98           $13,765.83     $13,462.89
8/20/98           $13,607.64     $13,383.68
8/21/98           $13,464.90     $13,255.93
8/24/98           $13,583.86     $13,341.26
8/25/98           $13,608.95     $13,399.13
8/26/98           $13,477.84     $13,292.83
8/27/98           $12,493.12     $12,782.79
8/28/98           $12,439.35     $12,594.71
8/31/98           $11,004.32     $11,739.90
9/1/98            $11,792.00     $12,189.99
9/2/98            $11,644.60     $12,143.89
9/3/98            $11,520.80     $12,043.11
9/4/98            $11,366.80     $11,940.49
9/8/98            $12,269.30     $12,548.25
9/9/98            $11,871.80     $12,336.63
9/10/98           $11,263.20     $12,017.73
9/11/98           $12,040.00     $12,371.69
9/14/98           $12,353.60     $12,625.00
9/15/98           $12,465.60     $12,722.59
9/16/98           $12,669.40     $12,818.22
9/17/98           $12,152.20     $12,491.97
9/18/98           $12,178.20     $12,506.93
9/21/98           $12,170.40     $12,553.52
9/22/98           $12,329.70     $12,625.98
9/23/98           $13,018.10     $13,070.92
9/24/98           $12,575.40     $12,784.38
9/25/98           $12,524.90     $12,809.27
9/28/98           $12,745.80     $12,857.58
9/29/98           $12,643.94     $12,861.63
9/30/98           $12,070.76     $12,469.65
10/1/98           $11,523.51     $12,093.74
10/2/98           $11,846.06     $12,292.49
10/5/98           $11,504.29     $12,120.35
10/6/98           $11,506.25     $12,071.68
10/7/98           $11,239.47     $11,901.13
10/8/98           $11,068.75     $11,763.32
10/9/98           $11,452.43     $12,068.37
10/12/98          $11,692.09     $12,232.53
10/13/98          $11,652.73     $12,196.86
10/14/98          $11,798.26     $12,328.41
10/15/98          $12,747.11     $12,842.87
10/16/98          $12,786.14     $12,952.36
10/19/98          $12,842.76     $13,025.55
10/20/98          $12,925.44     $13,044.43
10/21/98          $12,900.29     $13,117.87
10/22/98          $13,151.82     $13,222.82
10/23/98          $12,924.51     $13,127.07
10/26/98          $13,043.52     $13,147.30
10/27/98          $12,925.21     $13,061.72
10/28/98          $12,863.50     $13,095.44
10/29/98          $13,321.61     $13,314.17
10/30/98          $13,475.71     $13,470.37
11/2/98           $13,768.48     $13,628.90
11/3/98           $13,635.96     $13,619.58
11/4/98           $13,834.42     $13,715.58
11/5/98           $14,134.86     $13,899.61
11/6/98           $14,270.21     $13,989.48
11/9/98           $14,053.72     $13,856.94
11/10/98          $13,913.22     $13,833.16
11/11/98          $13,861.71     $13,743.78
11/12/98          $13,818.19     $13,703.56
11/13/98          $13,994.53     $13,802.02
11/16/98          $14,161.90     $13,926.34
11/17/98          $14,183.35     $13,968.76
11/18/98          $14,303.73     $14,032.02
11/19/98          $14,466.07     $14,131.70
11/20/98          $14,629.41     $14,265.83
11/23/98          $15,130.33     $14,568.18
11/24/98          $14,989.87     $14,504.18
11/25/98          $14,976.73     $14,551.75
11/27/98          $15,127.86     $14,618.20
11/30/98          $14,522.93     $14,266.82
12/1/98           $14,748.12     $14,409.65
12/2/98           $14,710.60     $14,360.24
12/3/98           $14,340.47     $14,101.42
12/4/98           $14,843.30     $14,427.55
12/7/98           $14,977.42     $14,561.93
12/8/98           $14,857.04     $14,484.44
12/9/98           $14,912.39     $14,510.31
12/10/98          $14,571.32     $14,283.86
12/11/98          $14,517.72     $14,301.51
12/14/98          $14,012.97     $13,991.81
12/15/98          $14,503.62     $14,257.01
12/16/98          $14,499.07     $14,246.09
12/17/98          $14,825.95     $14,467.28
12/18/98          $14,918.08     $14,565.97
12/21/98          $15,246.89     $14,747.55
12/22/98          $15,277.25     $14,756.50
12/23/98          $15,800.64     $15,062.65
12/24/98          $15,738.34     $15,034.82
12/28/98          $15,623.98     $15,025.26
12/29/98          $16,026.50     $15,225.35
12/30/98          $15,786.42     $15,104.22
12/31/98          $15,880.00     $15,071.11

------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                        ------------------------------------------
                                                                          FISCAL YEAR
                                                                             ENDED        SINCE INCEPTION (5-7-97)
                                                                            12-31-98            TO 12-31-98
------------------------------------------------------------------------------------------------------------------
Nova Fund                                                                      30.06%                58.80%
S&P 500 Index                                                                  26.67%                50.71%
------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

THE URSA FUND

BENCHMARK: INVERSE (OPPOSITE) OF THE STANDARD & POOR'S 500-TM-
COMPOSITE STOCK PRICE INDEX

The Ursa Fund is designed to be 100% short the market at all times. To achieve its objective, the Fund sold S&P 500 futures contracts and purchased put options on S&P 500 futures contracts. The Ursa Fund posted a -21.93% total return for the period as a result of its short position compared to the 26.67% return for the S&P 500. Although the Fund remained 100% short the market on each trading day, over the entire period the Fund tended to deviate, to the benefit of shareholders, due to a negative compounding effect.

         CUMULATIVE FUND PERFORMANCE: JUNE 10, 1997--DECEMBER 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              URSA FUND     S&P 500 INDEX
6/10/97        $10,000.00        $10,000.00
6/11/97         $9,977.16        $10,049.70
6/12/97         $9,784.80        $10,210.22
6/13/97         $9,697.09        $10,323.60
6/16/97         $9,692.58        $10,330.88
6/17/97         $9,705.34        $10,337.00
6/18/97         $9,738.26        $10,275.41
6/19/97         $9,636.61        $10,378.15
6/20/97         $9,707.17        $10,386.35
6/23/97         $9,910.04        $10,154.29
6/24/97         $9,695.05        $10,359.08
6/25/97         $9,767.11        $10,274.13
6/26/97         $9,798.63        $10,212.77
6/27/97         $9,759.17        $10,254.60
6/30/97         $9,824.47        $10,229.64
7/1/97          $9,709.52        $10,297.71
7/2/97          $9,549.11        $10,447.95
7/3/97          $9,413.47        $10,596.92
7/7/97          $9,503.44        $10,542.37
7/8/97          $9,402.64        $10,618.07
7/9/97          $9,500.54        $10,488.52
7/10/97         $9,458.19        $10,560.63
7/11/97         $9,424.20        $10,594.15
7/14/97         $9,394.82        $10,613.80
7/15/97         $9,346.14        $10,698.97
7/16/97         $9,220.90        $10,824.25
7/17/97         $9,265.72        $10,766.70
7/18/97         $9,481.03        $10,578.20
7/21/97         $9,456.04        $10,550.93
7/22/97         $9,207.81        $10,794.09
7/23/97         $9,211.67        $10,823.90
7/24/97         $9,171.36        $10,866.90
7/25/97         $9,173.40        $10,849.68
7/28/97         $9,177.36        $10,822.63
7/29/97         $9,146.16        $10,890.13
7/30/97         $9,034.54        $11,005.70
7/31/97         $9,042.58        $11,028.81
8/1/97          $9,075.50        $10,946.18
8/4/97          $9,050.84        $10,982.70
8/5/97          $9,044.19        $11,006.62
8/6/97          $8,970.20        $11,098.50
8/7/97          $9,037.00        $10,992.98
8/8/97          $9,216.93        $10,789.00
8/11/97         $9,148.84        $10,828.99
8/12/97         $9,295.10        $10,707.99
8/13/97         $9,320.72        $10,655.86
8/14/97         $9,285.88        $10,687.65
8/15/97         $9,565.73        $10,410.74
8/18/97         $9,346.99        $10,545.73
8/19/97         $9,235.26        $10,701.98
8/20/97         $9,106.49        $10,856.15
8/21/97         $9,264.11        $10,690.88
8/22/97         $9,267.65        $10,673.43
8/25/97         $9,288.77        $10,634.37
8/26/97         $9,445.11        $10,551.85
8/27/97         $9,388.81        $10,559.71
8/28/97         $9,518.56        $10,443.79
8/29/97         $9,482.42        $10,395.25
9/2/97          $9,173.93        $10,720.12
9/3/97          $9,228.08        $10,723.24
9/4/97          $9,169.96        $10,758.14
9/5/97          $9,184.44        $10,737.11
9/8/97          $9,158.81        $10,761.96
9/9/97          $9,155.60        $10,789.93
9/10/97         $9,345.92        $10,621.31
9/11/97         $9,384.20        $10,546.88
9/12/97         $9,242.88        $10,677.71
9/15/97         $9,273.01        $10,629.86
9/16/97         $9,039.04        $10,928.84
9/17/97         $9,031.96        $10,898.33
9/18/97         $9,006.23        $10,947.91
9/19/97         $8,998.94        $10,985.13
9/22/97         $8,945.43        $11,041.99
9/23/97         $8,985.86        $11,001.54
9/24/97         $9,046.65        $10,915.44
9/25/97         $9,104.23        $10,839.51
9/26/97         $9,036.79        $10,923.99
9/29/97         $8,959.26        $11,017.83
9/30/97         $9,057.81        $10,947.80
10/1/97         $8,950.79        $11,041.76
10/2/97         $8,900.72        $11,100.12
10/3/97         $8,847.75        $11,152.93
10/6/97         $8,792.10        $11,241.46
10/7/97         $8,715.33        $11,362.00
10/8/97         $8,779.55        $11,254.75
10/9/97         $8,799.71        $11,217.54
10/10/97        $8,818.26        $11,175.47
10/13/97        $8,811.94        $11,188.42
10/14/97        $8,807.86        $11,213.61
10/15/97        $8,830.59        $11,160.91
10/16/97        $8,965.06        $11,039.91
10/17/97        $9,052.55        $10,911.74
10/20/97        $8,931.17        $11,044.07
10/21/97        $8,766.69        $11,236.72
10/22/97        $8,819.87        $11,192.92
10/23/97        $8,982.53        $10,987.21
10/24/97        $9,080.32        $10,882.61
10/27/97        $9,732.69        $10,135.33
10/28/97        $9,168.46        $10,646.97
10/29/97        $9,185.30        $10,622.81
10/30/97        $9,374.87        $10,443.91
10/31/97        $9,165.46        $10,570.34
11/3/97         $8,936.75        $10,851.99
11/4/97         $8,964.73        $10,872.44
11/5/97         $8,930.64        $10,895.56
11/6/97         $8,963.34        $10,840.89
11/7/97         $9,059.52        $10,719.31
11/10/97        $9,112.92        $10,645.58
11/11/97        $9,102.41        $10,676.21
11/12/97        $9,269.47        $10,470.26
11/13/97        $9,146.05        $10,593.92
11/14/97        $9,029.07        $10,729.02
11/17/97        $8,865.01        $10,935.31
11/18/97        $8,914.77        $10,843.21
11/19/97        $8,864.91        $10,916.71
11/20/97        $8,728.62        $11,083.01
11/21/97        $8,671.58        $11,130.51
11/24/97        $8,841.32        $10,940.75
11/25/97        $8,819.87        $10,988.71
11/26/97        $8,790.38        $10,998.19
11/28/97        $8,785.67        $11,041.64
12/1/97         $8,564.24        $11,265.50
12/2/97         $8,605.63        $11,229.79
12/3/97         $8,581.08        $11,288.62
12/4/97         $8,588.16        $11,246.20
12/5/97         $8,489.72        $11,369.75
12/8/97         $8,511.60        $11,353.33
12/9/97         $8,552.45        $11,277.17
12/10/97        $8,636.94        $11,207.95
12/11/97        $8,784.59        $11,036.32
12/12/97        $8,770.87        $11,018.41
12/15/97        $8,691.09        $11,133.98
12/16/97        $8,637.05        $11,187.72
12/17/97        $8,681.55        $11,158.83
12/18/97        $8,768.19        $11,040.48
12/19/97        $8,869.52        $10,942.02
12/22/97        $8,815.05        $11,021.99
12/23/97        $8,969.02        $10,853.61
12/24/97        $9,002.91        $10,779.29
12/26/97        $8,958.94        $10,822.75
12/29/97        $8,779.98        $11,018.06
12/30/97        $8,647.45        $11,220.08
12/31/97        $8,651.85        $11,215.34
1/2/98          $8,605.64        $11,268.16
1/5/98          $8,585.84        $11,292.08
1/6/98          $8,723.23        $11,170.85
1/7/98          $8,693.62        $11,141.03
1/8/98          $8,793.20        $11,049.04
1/9/98          $9,090.22        $10,721.39
1/12/98         $8,926.25        $10,854.53
1/13/98         $8,798.65        $11,003.73
1/14/98         $8,760.51        $11,071.00
1/15/98         $8,833.53        $10,987.67
1/16/98         $8,709.00        $11,112.25
1/20/98         $8,564.33        $11,309.76
1/21/98         $8,647.98        $11,219.39
1/22/98         $8,726.06        $11,129.94
1/23/98         $8,740.65        $11,066.83
1/26/98         $8,747.03        $11,059.55
1/27/98         $8,656.81        $11,199.05
1/28/98         $8,581.27        $11,296.59
1/29/98         $8,536.60        $11,389.39
1/30/98         $8,531.03        $11,329.18
2/2/98          $8,390.70        $11,571.76
2/3/98          $8,332.62        $11,626.31
2/4/98          $8,341.48        $11,636.83
2/5/98          $8,344.73        $11,598.00
2/6/98          $8,260.35        $11,701.09
2/9/98          $8,289.67        $11,681.21
2/10/98         $8,213.78        $11,776.79
2/11/98         $8,218.32        $11,788.34
2/12/98         $8,186.70        $11,836.07
2/13/98         $8,226.82        $11,789.27
2/17/98         $8,185.43        $11,820.13
2/18/98         $8,117.48        $11,927.61
2/19/98         $8,156.29        $11,883.92
2/20/98         $8,099.47        $11,952.45
2/23/98         $8,068.97        $11,997.87
2/24/98         $8,129.46        $11,910.27
2/25/98         $8,033.09        $12,052.89
2/26/98         $7,985.75        $12,119.57
2/27/98         $7,992.06        $12,127.31
3/2/98          $8,001.05        $12,108.36
3/3/98          $7,957.40        $12,158.29
3/4/98          $8,007.18        $12,104.08
3/5/98          $8,078.17        $11,962.05
3/6/98          $7,922.20        $12,200.70
3/9/98          $7,950.35        $12,159.56
3/10/98         $7,870.89        $12,299.63
3/11/98         $7,850.46        $12,348.40
3/12/98         $7,819.68        $12,365.16
3/13/98         $7,843.62        $12,349.79
3/16/98         $7,762.04        $12,473.22
3/17/98         $7,740.94        $12,486.85
3/18/98         $7,713.71        $12,545.45
3/19/98         $7,689.65        $12,594.22
3/20/98         $7,643.41        $12,703.09
3/23/98         $7,661.80        $12,661.37
3/24/98         $7,598.95        $12,778.09
3/25/98         $7,624.06        $12,734.98
3/26/98         $7,637.00        $12,722.04
3/27/98         $7,663.91        $12,660.09
3/30/98         $7,672.71        $12,638.25
3/31/98         $7,642.09        $12,733.02
4/1/98          $7,586.46        $12,806.99
4/2/98          $7,502.11        $12,944.05
4/3/98          $7,469.67        $12,975.14
4/6/98          $7,524.76        $12,960.00
4/7/98          $7,583.83        $12,823.17
4/8/98          $7,629.03        $12,731.86
4/9/98          $7,575.47        $12,836.11
4/13/98         $7,593.65        $12,824.78
4/14/98         $7,535.77        $12,894.82
4/15/98         $7,514.80        $12,936.08
4/16/98         $7,600.58        $12,807.22
4/17/98         $7,499.22        $12,975.37
4/20/98         $7,505.57        $12,986.12
4/21/98         $7,466.15        $13,017.21
4/22/98         $7,453.88        $13,059.51
4/23/98         $7,521.85        $12,939.08
4/24/98         $7,608.32        $12,804.10
4/27/98         $7,742.83        $12,557.24
4/28/98         $7,757.78        $12,540.71
4/29/98         $7,710.70        $12,650.62
4/30/98         $7,573.51        $12,848.82
5/1/98          $7,494.81        $12,955.49
5/4/98          $7,509.51        $12,967.86
5/5/98          $7,560.92        $12,893.66
5/6/98          $7,651.11        $12,769.66
5/7/98          $7,710.14        $12,656.63
5/8/98          $7,588.14        $12,806.87
5/11/98         $7,605.61        $12,789.53
5/12/98         $7,538.72        $12,895.28
5/13/98         $7,522.37        $12,930.76
5/14/98         $7,557.64        $12,913.54
5/15/98         $7,604.40        $12,813.69
5/18/98         $7,629.83        $12,780.06
5/19/98         $7,580.95        $12,822.82
5/20/98         $7,515.17        $12,933.07
5/21/98         $7,557.88        $12,881.99
5/22/98         $7,587.13        $12,833.80
5/26/98         $7,725.05        $12,643.68
5/27/98         $7,702.32        $12,623.00
5/28/98         $7,670.69        $12,684.94
5/29/98         $7,740.00        $12,606.70
6/1/98          $7,709.98        $12,608.55
6/2/98          $7,705.42        $12,632.24
6/3/98          $7,828.30        $12,513.20
6/4/98          $7,688.18        $12,653.04
6/5/98          $7,546.97        $12,872.98
6/8/98          $7,552.52        $12,894.47
6/9/98          $7,533.19        $12,925.56
6/10/98         $7,578.65        $12,854.72
6/11/98         $7,721.55        $12,650.16
6/12/98         $7,657.03        $12,699.39
6/15/98         $7,846.01        $12,447.10
6/16/98         $7,741.09        $12,569.37
6/17/98         $7,580.76        $12,794.85
6/18/98         $7,610.90        $12,786.41
6/19/98         $7,659.55        $12,720.31
6/22/98         $7,626.84        $12,750.01
6/23/98         $7,536.46        $12,938.04
6/24/98         $7,438.54        $13,092.79
6/25/98         $7,451.18        $13,051.19
6/26/98         $7,425.12        $13,096.49
6/29/98         $7,399.47        $13,157.63
6/30/98         $7,452.40        $13,103.89
7/1/98          $7,365.98        $13,274.01
7/2/98          $7,356.77        $13,249.27
7/6/98          $7,283.69        $13,375.13
7/7/98          $7,297.04        $13,344.51
7/8/98          $7,247.02        $13,479.84
7/9/98          $7,292.80        $13,389.58
7/10/98         $7,257.36        $13,456.26
7/13/98         $7,257.20        $13,466.20
7/14/98         $7,176.08        $13,609.39
7/15/98         $7,190.16        $13,577.38
7/16/98         $7,139.89        $13,683.82
7/17/98         $7,136.19        $13,715.37
7/20/98         $7,138.02        $13,684.75
7/21/98         $7,261.31        $13,464.81
7/22/98         $7,258.33        $13,453.37
7/23/98         $7,401.22        $13,172.19
7/24/98         $7,404.05        $13,184.32
7/27/98         $7,361.50        $13,259.10
7/28/98         $7,477.31        $13,062.28
7/29/98         $7,519.13        $13,004.15
7/30/98         $7,404.87        $13,208.13
7/31/98         $7,557.06        $12,951.68
8/3/98          $7,591.72        $12,856.57
8/4/98          $7,881.22        $12,390.58
8/5/98          $7,776.47        $12,498.18
8/6/98          $7,747.24        $12,592.95
8/7/98          $7,731.27        $12,590.87
8/10/98         $7,775.62        $12,517.94
8/11/98         $7,897.14        $12,354.29
8/12/98         $7,756.09        $12,530.42
8/13/98         $7,858.61        $12,422.83
8/14/98         $7,956.38        $12,282.29
8/17/98         $7,796.33        $12,524.07
8/18/98         $7,641.37        $12,726.66
8/19/98         $7,662.96        $12,690.37
8/20/98         $7,714.17        $12,615.72
8/21/98         $7,769.15        $12,495.29
8/24/98         $7,722.06        $12,575.73
8/25/98         $7,705.19        $12,630.28
8/26/98         $7,754.21        $12,530.08
8/27/98         $8,118.80        $12,049.30
8/28/98         $8,151.14        $11,872.02
8/31/98         $8,761.74        $11,066.26
9/1/98          $8,344.00        $11,490.52
9/2/98          $8,410.91        $11,447.06
9/3/98          $8,466.67        $11,352.06
9/4/98          $8,542.80        $11,255.33
9/8/98          $8,089.02        $11,828.22
9/9/98          $8,282.24        $11,628.74
9/10/98         $8,559.74        $11,328.14
9/11/98         $8,174.48        $11,661.79
9/14/98         $8,033.69        $11,900.56
9/15/98         $7,988.66        $11,992.56
9/16/98         $7,906.95        $12,082.70
9/17/98         $8,117.22        $11,775.17
9/18/98         $8,117.65        $11,789.27
9/21/98         $8,119.69        $11,833.19
9/22/98         $8,051.38        $11,901.49
9/23/98         $7,752.12        $12,320.89
9/24/98         $7,925.82        $12,050.80
9/25/98         $7,944.91        $12,074.27
9/28/98         $7,853.98        $12,119.80
9/29/98         $7,892.68        $12,123.61
9/30/98         $8,131.10        $11,754.13
10/1/98         $8,370.00        $11,399.79
10/2/98         $8,210.10        $11,587.13
10/5/98         $8,365.69        $11,424.87
10/6/98         $8,371.49        $11,378.99
10/7/98         $8,498.71        $11,218.23
10/8/98         $8,572.54        $11,088.33
10/9/98         $8,377.41        $11,375.87
10/12/98        $8,262.64        $11,530.62
10/13/98        $8,284.93        $11,496.99
10/14/98        $8,216.83        $11,621.00
10/15/98        $7,788.52        $12,105.93
10/16/98        $7,778.82        $12,209.14
10/19/98        $7,754.45        $12,278.13
10/20/98        $7,724.26        $12,295.93
10/21/98        $7,730.51        $12,365.16
10/22/98        $7,626.34        $12,464.09
10/23/98        $7,717.76        $12,373.83
10/26/98        $7,668.57        $12,392.89
10/27/98        $7,711.70        $12,312.23
10/28/98        $7,730.23        $12,344.01
10/29/98        $7,545.31        $12,550.19
10/30/98        $7,490.30        $12,697.42
11/2/98         $7,380.08        $12,846.86
11/3/98         $7,430.19        $12,838.07
11/4/98         $7,358.07        $12,928.57
11/5/98         $7,253.79        $13,102.04
11/6/98         $7,209.00        $13,186.75
11/9/98         $7,283.76        $13,061.82
11/10/98        $7,333.86        $13,039.40
11/11/98        $7,346.44        $12,955.15
11/12/98        $7,360.09        $12,917.24
11/13/98        $7,296.01        $13,010.04
11/16/98        $7,240.00        $13,127.23
11/17/98        $7,234.36        $13,167.22
11/18/98        $7,189.08        $13,226.85
11/19/98        $7,133.08        $13,320.81
11/20/98        $7,081.38        $13,447.25
11/23/98        $6,914.49        $13,732.25
11/24/98        $6,958.15        $13,671.92
11/25/98        $6,961.90        $13,716.76
11/27/98        $6,921.47        $13,779.40
11/30/98        $7,107.57        $13,448.17
12/1/98         $7,029.11        $13,582.81
12/2/98         $7,066.33        $13,536.24
12/3/98         $7,183.87        $13,292.27
12/4/98         $7,005.82        $13,599.69
12/7/98         $6,963.24        $13,726.35
12/8/98         $6,998.30        $13,653.31
12/9/98         $6,984.11        $13,677.70
12/10/98        $7,087.70        $13,464.24
12/11/98        $7,104.02        $13,480.88
12/14/98        $7,272.89        $13,188.95
12/15/98        $7,100.26        $13,438.93
12/16/98        $7,105.34        $13,428.64
12/17/98        $6,993.75        $13,637.13
12/18/98        $6,988.66        $13,730.17
12/21/98        $6,892.07        $13,901.33
12/22/98        $6,861.84        $13,909.76
12/23/98        $6,737.44        $14,198.34
12/24/98        $6,771.72        $14,172.11
12/28/98        $6,797.14        $14,163.09
12/29/98        $6,682.40        $14,351.71
12/30/98        $6,744.19        $14,237.52
12/31/98        $6,731.00        $14,206.32

------------------------------------------------------------------------------------------------------------------
                                                                                        TOTAL RETURN
                                                                           ---------------------------------------
                                                                             FISCAL YEAR      SINCE INCEPTION OF
                                                                                ENDED        CONTINUOUS OPERATIONS
                                                                               12-31-98       6-10-97 TO 12-31-98
------------------------------------------------------------------------------------------------------------------
Ursa Fund                                                                         -21.93%              -32.69%
S&P 500 Index                                                                      26.67%               42.06%
------------------------------------------------------------------------------------------------------------------

THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997 -3.70%; AND MAY 24, 1997 TO JUNE 3, 1997 0.10%. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

THE OTC FUND

BENCHMARK: NASDAQ 100 INDEX

Over the counter securities continued to perform well during the latest fiscal year. The technology laden NASDAQ 100 Index was up 85.31% for the period ending December 31, 1998. The Rydex OTC Fund usually owned approximately eighty stocks representing 95% of the capitalization of the Index. The Fund performed in step with the NASDAQ 100 by posting a total return of 83.76% for the period.

          CUMULATIVE FUND PERFORMANCE: MAY 7, 1997--DECEMBER 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              OTC FUND      NASDAQ 100 INDEX         NASDAQ COMPOSITE INDEX
5/7/97        $10,000.00             $10,000.00                      $10,000.00
5/8/97        $10,106.90             $10,110.64                      $10,059.87
5/9/97        $10,098.50             $10,108.33                      $10,091.77
5/12/97       $10,162.80             $10,168.81                      $10,160.86
5/13/97       $10,005.20             $10,014.08                      $10,080.73
5/14/97        $9,980.30             $10,006.93                      $10,095.55
5/15/97       $10,193.80             $10,247.45                      $10,231.84
5/16/97       $10,023.20             $10,065.99                      $10,134.70
5/19/97        $9,992.90             $10,047.07                      $10,138.56
5/20/97       $10,318.30             $10,360.94                      $10,309.70
5/21/97       $10,389.10             $10,453.54                      $10,384.30
5/22/97       $10,350.30             $10,404.93                      $10,375.61
5/23/97       $10,485.60             $10,547.57                      $10,505.02
5/27/97       $10,758.60             $10,828.34                      $10,652.35
5/28/97       $10,730.80             $10,806.23                      $10,659.68
5/29/97       $10,600.00             $10,673.60                      $10,605.71
5/30/97       $10,479.30             $10,545.04                      $10,585.15
6/2/97        $10,467.50             $10,543.28                      $10,618.94
6/3/97        $10,151.60             $10,225.67                      $10,468.66
6/4/97        $10,148.20             $10,139.34                      $10,429.05
6/5/97        $10,203.70             $10,234.47                      $10,507.52
6/6/97        $10,328.50             $10,392.50                      $10,619.32
6/9/97        $10,420.60             $10,497.86                      $10,673.74
6/10/97       $10,265.10             $10,350.27                      $10,595.51
6/11/97       $10,356.40             $10,436.71                      $10,642.07
6/12/97       $10,349.20             $10,447.38                      $10,668.30
6/13/97       $10,518.80             $10,606.08                      $10,756.82
6/16/97       $10,624.00             $10,732.22                      $10,824.24
6/17/97       $10,739.60             $10,880.69                      $10,908.60
6/18/97       $10,573.60             $10,684.71                      $10,827.87
6/19/97       $10,670.10             $10,799.09                      $10,939.07
6/20/97       $10,634.10             $10,793.15                      $10,938.76
6/23/97       $10,503.10             $10,657.22                      $10,842.16
6/24/97       $10,721.60             $10,848.24                      $10,979.05
6/25/97       $10,648.90             $10,769.06                      $10,932.26
6/26/97       $10,511.20             $10,638.41                      $10,857.73
6/27/97       $10,463.00             $10,590.79                      $10,871.11
6/30/97       $10,395.30             $10,527.99                      $10,900.74
7/1/97        $10,345.70             $10,485.54                      $10,871.87
7/2/97        $10,593.60             $10,732.88                      $11,003.09
7/3/97        $10,722.60             $10,849.34                      $11,093.80
7/7/97        $10,746.30             $10,899.05                      $11,117.46
7/8/97        $10,913.30             $11,061.49                      $11,226.01
7/9/97        $10,953.20             $11,109.11                      $11,237.57
7/10/97       $10,946.90             $11,108.01                      $11,270.08
7/11/97       $10,991.70             $11,169.37                      $11,358.44
7/14/97       $11,301.70             $11,458.17                      $11,519.15
7/15/97       $11,495.90             $11,646.56                      $11,656.95
7/16/97       $12,006.60             $12,135.07                      $11,948.13
7/17/97       $11,922.90             $12,041.81                      $11,859.08
7/18/97       $11,641.50             $11,778.31                      $11,701.40
7/21/97       $11,507.60             $11,640.40                      $11,612.51
7/22/97       $11,861.50             $11,997.71                      $11,821.36
7/23/97       $11,853.80             $12,010.03                      $11,850.01
7/24/97       $11,809.00             $11,964.39                      $11,861.20
7/25/97       $11,773.40             $11,936.68                      $11,864.60
7/28/97       $11,657.60             $11,824.39                      $11,818.87
7/29/97       $11,779.60             $11,964.50                      $11,885.31
7/30/97       $11,946.00             $12,108.13                      $12,004.22
7/31/97       $12,014.10             $12,174.66                      $12,047.76
8/1/97        $12,029.00             $12,195.67                      $12,051.69
8/4/97        $12,194.20             $12,362.17                      $12,135.75
8/5/97        $12,329.20             $12,497.77                      $12,257.30
8/6/97        $12,372.50             $12,557.27                      $12,324.65
8/7/97        $12,307.30             $12,488.97                      $12,277.33
8/8/97        $12,077.10             $12,262.53                      $12,083.36
8/11/97       $11,932.50             $12,110.33                      $11,994.32
8/12/97       $11,816.60             $11,995.95                      $11,914.95
8/13/97       $11,903.60             $12,087.45                      $11,969.07
8/14/97       $11,955.70             $12,136.28                      $11,993.94
8/15/97       $11,640.20             $11,840.78                      $11,807.53
8/18/97       $11,810.90             $11,982.10                      $11,864.15
8/19/97       $12,174.00             $12,330.28                      $12,099.92
8/20/97       $12,433.10             $12,593.01                      $12,311.50
8/21/97       $12,121.20             $12,303.23                      $12,150.18
8/22/97       $12,036.70             $12,217.33                      $12,084.65
8/25/97       $11,986.20             $12,183.13                      $12,106.42
8/26/97       $11,804.50             $12,022.68                      $12,028.79
8/27/97       $11,790.50             $12,008.16                      $12,060.84
8/28/97       $11,551.00             $11,773.69                      $11,953.35
8/29/97       $11,593.50             $11,813.28                      $11,998.70
9/2/97        $11,909.00             $12,127.48                      $12,231.29
9/3/97        $11,871.60             $12,102.19                      $12,232.43
9/4/97        $11,936.60             $12,161.36                      $12,280.73
9/5/97        $11,985.10             $12,219.97                      $12,364.94
9/8/97        $12,054.10             $12,293.33                      $12,437.35
9/9/97        $12,160.70             $12,391.32                      $12,519.52
9/10/97       $11,873.70             $12,129.79                      $12,391.24
9/11/97       $11,895.80             $12,153.00                      $12,395.85
9/12/97       $11,901.10             $12,164.11                      $12,467.44
9/15/97       $11,607.30             $11,880.59                      $12,358.51
9/16/97       $12,013.00             $12,279.03                      $12,613.10
9/17/97       $11,916.00             $12,192.26                      $12,597.00
9/18/97       $11,912.20             $12,199.52                      $12,623.84
9/19/97       $12,017.20             $12,302.79                      $12,702.00
9/22/97       $12,071.40             $12,357.44                      $12,770.71
9/23/97       $12,203.00             $12,482.71                      $12,830.50
9/24/97       $11,990.80             $12,271.99                      $12,755.29
9/25/97       $11,884.60             $12,168.62                      $12,690.89
9/26/97       $11,883.00             $12,172.35                      $12,716.21
9/29/97       $12,001.20             $12,303.78                      $12,812.51
9/30/97       $11,758.20             $12,066.23                      $12,742.29
10/1/97       $11,819.50             $12,119.90                      $12,777.14
10/2/97       $11,937.40             $12,239.11                      $12,868.68
10/3/97       $12,060.70             $12,366.13                      $12,970.42
10/6/97       $12,073.90             $12,382.52                      $13,016.08
10/7/97       $12,237.40             $12,545.39                      $13,132.19
10/8/97       $12,286.60             $12,595.98                      $13,166.20
10/9/97       $12,317.90             $12,627.54                      $13,197.04
10/10/97      $12,201.60             $12,512.73                      $13,145.49
10/13/97      $12,229.50             $12,542.53                      $13,168.85
10/14/97      $12,126.80             $12,443.00                      $13,098.32
10/15/97      $11,985.20             $12,307.07                      $13,027.11
10/16/97      $11,770.60             $12,090.53                      $12,847.89
10/17/97      $11,509.30             $11,823.73                      $12,599.87
10/20/97      $11,650.20             $11,968.13                      $12,740.47
10/21/97      $11,900.50             $12,213.38                      $12,945.25
10/22/97      $11,757.60             $12,083.16                      $12,911.54
10/23/97      $11,508.50             $11,818.56                      $12,633.13
10/24/97      $11,322.00             $11,628.19                      $12,479.46
10/27/97      $10,491.70             $10,764.99                      $11,603.89
10/28/97      $11,236.20             $11,514.81                      $12,117.38
10/29/97      $11,098.40             $11,324.88                      $12,115.41
10/30/97      $10,774.50             $11,005.29                      $11,870.88
10/31/97      $11,003.70             $11,213.36                      $12,046.25
11/3/97       $11,345.80             $11,555.39                      $12,321.17
11/4/97       $11,302.60             $11,521.30                      $12,330.01
11/5/97       $11,287.60             $11,513.60                      $12,376.73
11/6/97       $11,137.70             $11,373.38                      $12,271.73
11/7/97       $11,082.90             $11,309.04                      $12,112.69
11/10/97      $10,885.10             $11,124.50                      $12,024.40
11/11/97      $10,882.00             $11,118.13                      $11,980.10
11/12/97      $10,527.90             $10,779.18                      $11,654.01
11/13/97      $10,818.20             $11,029.70                      $11,775.10
11/14/97      $11,066.80             $11,303.87                      $11,969.90
11/17/97      $11,309.60             $11,544.17                      $12,201.21
11/18/97      $11,160.10             $11,396.91                      $12,097.88
11/19/97      $11,186.40             $11,427.82                      $12,103.77
11/20/97      $11,454.30             $11,684.83                      $12,295.32
11/21/97      $11,385.30             $11,619.95                      $12,251.40
11/24/97      $11,090.10             $11,329.94                      $11,996.21
11/25/97      $11,190.00             $11,416.16                      $12,011.70
11/26/97      $11,239.20             $11,484.12                      $12,052.97
11/28/97      $11,307.40             $11,553.08                      $12,098.71
12/1/97       $11,623.90             $11,868.93                      $12,326.76
12/2/97       $11,328.40             $11,570.24                      $12,142.70
12/3/97       $11,423.20             $11,675.26                      $12,208.92
12/4/97       $11,323.30             $11,577.82                      $12,195.99
12/5/97       $11,514.20             $11,770.39                      $12,350.80
12/8/97       $11,656.70             $11,909.51                      $12,484.14
12/9/97       $11,297.40             $11,554.84                      $12,249.89
12/10/97      $11,120.10             $11,362.82                      $12,068.92
12/11/97      $10,776.30             $11,018.27                      $11,781.15
12/12/97      $10,520.30             $10,761.03                      $11,615.15
12/15/97      $10,580.30             $10,825.81                      $11,615.00
12/16/97      $10,728.30             $10,968.01                      $11,739.27
12/17/97      $10,579.50             $10,817.56                      $11,696.71
12/18/97      $10,398.70             $10,632.22                      $11,513.94
12/19/97      $10,446.20             $10,666.56                      $11,525.65
12/22/97      $10,507.50             $10,730.24                      $11,580.98
12/23/97      $10,214.80             $10,442.98                      $11,413.55
12/24/97      $10,091.00             $10,326.63                      $11,335.09
12/26/97      $10,256.10             $10,492.47                      $11,424.66
12/29/97      $10,534.40             $10,761.47                      $11,621.73
12/30/97      $10,751.40             $10,980.66                      $11,830.21
12/31/97      $10,653.50             $10,896.41                      $11,870.42
1/2/98        $10,845.08             $11,088.10                      $11,954.93
1/5/98        $10,950.84             $11,189.17                      $12,050.10
1/6/98        $10,823.35             $11,066.77                      $11,944.43
1/7/98        $10,655.30             $10,900.70                      $11,805.04
1/8/98        $10,701.29             $10,937.54                      $11,758.47
1/9/98        $10,288.75             $10,515.79                      $11,362.98
1/12/98       $10,454.59             $10,680.53                      $11,395.94
1/13/98       $10,708.31             $10,943.15                      $11,653.32
1/14/98       $10,719.17             $10,957.67                      $11,707.22
1/15/98       $10,706.33             $10,948.98                      $11,694.37
1/16/98       $10,815.34             $11,062.15                      $11,813.96
1/20/98       $11,046.57             $11,293.21                      $12,020.02
1/21/98       $11,041.34             $11,289.25                      $12,003.24
1/22/98       $10,978.25             $11,224.47                      $11,916.99
1/23/98       $11,022.96             $11,266.70                      $11,912.60
1/26/98       $10,931.27             $11,177.95                      $11,803.22
1/27/98       $11,157.00             $11,390.87                      $11,935.05
1/28/98       $11,459.03             $11,692.86                      $12,176.34
1/29/98       $11,520.72             $11,756.43                      $12,241.88
1/30/98       $11,547.95             $11,779.85                      $12,240.89
2/2/98        $11,872.29             $12,108.24                      $12,494.35
2/3/98        $11,982.84             $12,221.18                      $12,596.02
2/4/98        $12,125.30             $12,366.13                      $12,702.60
2/5/98        $12,008.47             $12,260.77                      $12,675.84
2/6/98        $12,226.27             $12,474.79                      $12,807.75
2/9/98        $12,090.82             $12,347.22                      $12,778.12
2/10/98       $12,280.22             $12,534.94                      $12,918.79
2/11/98       $12,271.56             $12,524.17                      $12,915.09
2/12/98       $12,343.13             $12,590.04                      $12,958.86
2/13/98       $12,241.83             $12,500.85                      $12,929.22
2/17/98       $12,160.18             $12,412.21                      $12,876.39
2/18/98       $12,294.76             $12,545.39                      $12,969.36
2/19/98       $12,461.92             $12,721.46                      $13,054.63
2/20/98       $12,501.21             $12,754.24                      $13,063.10
2/23/98       $12,795.70             $13,037.97                      $13,241.72
2/24/98       $12,650.49             $12,893.58                      $13,143.07
2/25/98       $12,964.20             $13,201.40                      $13,352.99
2/26/98       $13,037.24             $13,273.76                      $13,433.34
2/27/98       $12,897.16             $13,132.55                      $13,383.45
3/2/98        $12,706.46             $12,950.65                      $13,292.97
3/3/98        $12,679.40             $12,930.09                      $13,282.39
3/4/98        $12,725.97             $12,973.86                      $13,301.74
3/5/98        $12,124.80             $12,392.42                      $12,940.56
3/6/98        $12,523.52             $12,791.41                      $13,254.79
3/9/98        $12,126.17             $12,409.35                      $13,040.65
3/10/98       $12,354.08             $12,631.94                      $13,217.15
3/11/98       $12,402.18             $12,689.79                      $13,280.19
3/12/98       $12,504.81             $12,793.17                      $13,334.69
3/13/98       $12,565.27             $12,859.37                      $13,392.14
3/16/98       $12,693.00             $12,979.03                      $13,517.02
3/17/98       $12,550.16             $12,843.98                      $13,449.89
3/18/98       $12,644.00             $12,944.28                      $13,517.78
3/19/98       $12,734.93             $13,044.90                      $13,606.22
3/20/98       $12,545.93             $12,860.91                      $13,524.43
3/23/98       $12,662.98             $12,968.14                      $13,549.75
3/24/98       $12,866.91             $13,173.03                      $13,700.40
3/25/98       $13,051.56             $13,360.09                      $13,791.64
3/26/98       $13,096.03             $13,394.41                      $13,822.10
3/27/98       $13,022.41             $13,325.12                      $13,784.91
3/30/98       $12,964.18             $13,270.13                      $13,747.72
3/31/98       $13,119.10             $13,424.32                      $13,876.08
4/1/98        $13,195.14             $13,509.55                      $13,966.63
4/2/98        $13,213.36             $13,529.02                      $14,006.70
4/3/98        $13,254.05             $13,567.29                      $14,025.14
4/6/98        $12,935.00             $13,256.17                      $13,826.64
4/7/98        $12,678.08             $13,000.58                      $13,596.62
4/8/98        $12,783.84             $13,098.79                      $13,659.36
4/9/98        $12,840.66             $13,163.02                      $13,759.36
4/13/98       $12,905.21             $13,229.77                      $13,794.97
4/14/98       $13,006.69             $13,341.40                      $13,931.64
4/15/98       $13,205.21             $13,541.99                      $14,084.56
4/16/98       $13,163.66             $13,499.87                      $14,046.61
4/17/98       $13,195.03             $13,540.78                      $14,109.80
4/20/98       $13,430.10             $13,781.19                      $14,265.07
4/21/98       $13,615.97             $13,963.64                      $14,391.53
4/22/98       $13,857.61             $14,196.79                      $14,495.39
4/23/98       $13,497.95             $13,841.35                      $14,221.60
4/24/98       $13,404.03             $13,748.53                      $14,127.64
4/27/98       $13,079.84             $13,417.61                      $13,759.89
4/28/98       $13,093.08             $13,444.56                      $13,846.52
4/29/98       $13,273.31             $13,632.17                      $13,996.72
4/30/98       $13,355.38             $13,726.31                      $14,123.49
5/1/98        $13,386.28             $13,763.82                      $14,161.51
5/4/98        $13,433.36             $13,811.00                      $14,202.48
5/5/98        $13,338.03             $13,716.97                      $14,097.03
5/6/98        $13,283.21             $13,661.76                      $14,034.82
5/7/98        $13,070.35             $13,446.54                      $13,871.99
5/8/98        $13,412.27             $13,791.31                      $14,092.95
5/11/98       $13,237.42             $13,611.39                      $13,969.73
5/12/98       $13,444.94             $13,817.48                      $14,061.12
5/13/98       $13,512.72             $13,890.84                      $14,106.63
5/14/98       $13,547.97             $13,924.05                      $14,100.43
5/15/98       $13,375.06             $13,741.38                      $13,959.91
5/18/98       $13,300.48             $13,664.51                      $13,845.39
5/19/98       $13,442.26             $13,808.47                      $13,953.10
5/20/98       $13,245.79             $13,612.27                      $13,846.37
5/21/98       $13,097.55             $13,457.75                      $13,765.03
5/22/98       $12,997.77             $13,352.51                      $13,644.16
5/26/98       $12,847.19             $13,198.43                      $13,440.75
5/27/98       $12,951.38             $13,301.15                      $13,463.50
5/28/98       $13,000.06             $13,360.20                      $13,565.70
5/29/98       $12,740.27             $13,109.90                      $13,446.64
6/1/98        $12,458.13             $12,818.24                      $13,204.38
6/2/98        $12,701.28             $13,055.79                      $13,317.53
6/3/98        $12,440.59             $12,800.98                      $13,170.28
6/4/98        $12,793.66             $13,144.21                      $13,379.22
6/5/98        $12,920.47             $13,270.79                      $13,477.26
6/8/98        $12,905.92             $13,274.31                      $13,513.92
6/9/98        $13,081.87             $13,455.33                      $13,612.11
6/10/98       $12,824.14             $13,189.41                      $13,404.16
6/11/98       $12,673.55             $13,033.36                      $13,226.52
6/12/98       $12,698.19             $13,054.03                      $13,191.00
6/15/98       $12,559.68             $12,906.44                      $12,969.51
6/16/98       $12,976.06             $13,316.98                      $13,252.00
6/17/98       $13,114.94             $13,461.93                      $13,427.97
6/18/98       $13,152.86             $13,497.67                      $13,400.00
6/19/98       $13,290.46             $13,633.82                      $13,464.94
6/22/98       $13,559.50             $13,900.19                      $13,650.36
6/23/98       $13,987.68             $14,323.15                      $13,943.28
6/24/98       $14,293.10             $14,639.55                      $14,194.16
6/25/98       $14,068.86             $14,422.24                      $14,084.48
6/26/98       $14,174.94             $14,527.16                      $14,131.95
6/29/98       $14,380.61             $14,733.58                      $14,294.85
6/30/98       $14,357.40             $14,707.52                      $14,322.52
7/1/98        $14,551.55             $14,914.27                      $14,471.58
7/2/98        $14,285.89             $14,654.62                      $14,316.92
7/6/98        $14,391.97             $14,765.15                      $14,433.86
7/7/98        $14,437.69             $14,806.28                      $14,423.58
7/8/98        $14,785.36             $15,152.92                      $14,629.79
7/9/98        $14,838.41             $15,212.09                      $14,663.28
7/10/98       $14,932.48             $15,298.86                      $14,687.62
7/13/98       $15,258.74             $15,622.96                      $14,857.62
7/14/98       $15,237.30             $15,596.01                      $14,879.39
7/15/98       $15,582.56             $15,941.89                      $15,076.91
7/16/98       $15,610.76             $15,975.32                      $15,122.42
7/17/98       $15,737.94             $16,100.14                      $15,184.40
7/20/98       $15,755.92             $16,121.26                      $15,225.90
7/21/98       $15,381.84             $15,747.34                      $14,960.50
7/22/98       $15,377.42             $15,732.93                      $14,889.52
7/23/98       $15,118.53             $15,460.41                      $14,628.51
7/24/98       $15,151.16             $15,491.21                      $14,596.53
7/27/98       $15,350.21             $15,686.63                      $14,613.69
7/28/98       $14,973.73             $15,322.72                      $14,336.05
7/29/98       $14,829.82             $15,177.56                      $14,222.36
7/30/98       $15,296.21             $15,639.13                      $14,510.28
7/31/98       $14,797.70             $15,146.54                      $14,153.57
8/3/98        $14,719.10             $15,049.54                      $13,992.64
8/4/98        $14,156.93             $14,486.47                      $13,497.82
8/5/98        $14,303.83             $14,624.60                      $13,517.17
8/6/98        $14,697.21             $15,021.28                      $13,829.44
8/7/98        $14,660.59             $15,001.48                      $13,959.91
8/10/98       $14,644.03             $14,988.40                      $13,902.76
8/11/98       $14,290.42             $14,628.23                      $13,551.19
8/12/98       $14,551.23             $14,898.00                      $13,799.35
8/13/98       $14,377.16             $14,719.07                      $13,625.57
8/14/98       $14,282.69             $14,627.24                      $13,532.21
8/17/98       $14,702.63             $15,042.40                      $13,742.73
8/18/98       $15,057.31             $15,410.27                      $14,023.02
8/19/98       $15,028.51             $15,377.49                      $13,929.07
8/20/98       $15,025.66             $15,376.83                      $13,851.66
8/21/98       $14,773.72             $15,119.16                      $13,588.30
8/24/98       $14,729.81             $15,076.82                      $13,536.98
8/25/98       $14,926.46             $15,268.51                      $13,592.53
8/26/98       $14,776.78             $15,111.24                      $13,365.46
8/27/98       $14,102.51             $14,423.67                      $12,747.73
8/28/98       $13,604.38             $13,912.39                      $12,394.49
8/31/98       $12,242.77             $12,540.99                      $11,332.97
9/1/98        $13,086.40             $13,362.73                      $11,906.25
9/2/98        $13,151.90             $13,432.90                      $12,040.50
9/3/98        $13,018.70             $13,295.65                      $11,881.84
9/4/98        $12,970.40             $13,256.61                      $11,841.47
9/8/98        $13,841.00             $14,148.07                      $12,554.60
9/9/98        $13,582.80             $13,876.43                      $12,280.12
9/10/98       $13,291.60             $13,586.09                      $11,983.66
9/11/98       $13,881.80             $14,189.09                      $12,409.31
9/14/98       $14,071.80             $14,387.38                      $12,591.11
9/15/98       $14,225.80             $14,562.90                      $12,684.99
9/16/98       $14,309.10             $14,642.74                      $12,774.19
9/17/98       $13,878.30             $14,206.58                      $12,444.16
9/18/98       $13,968.20             $14,304.57                      $12,576.59
9/21/98       $14,271.80             $14,601.50                      $12,702.53
9/22/98       $14,356.10             $14,694.87                      $12,833.83
9/23/98       $14,987.10             $15,337.79                      $13,306.05
9/24/98       $14,569.10             $14,917.79                      $13,004.21
9/25/98       $14,941.80             $15,287.64                      $13,179.96
9/28/98       $14,872.00             $15,212.42                      $13,146.93
9/29/98       $14,889.00             $15,230.45                      $13,107.85
9/30/98       $14,467.52             $14,797.04                      $12,803.89
10/1/98       $13,682.19             $14,008.07                      $12,187.75
10/2/98       $13,704.79             $14,037.77                      $12,207.78
10/5/98       $12,951.33             $13,281.57                      $11,615.98
10/6/98       $12,702.88             $13,030.39                      $11,420.96
10/7/98       $12,340.53             $12,659.22                      $11,056.01
10/8/98       $12,107.54             $12,414.96                      $10,727.26
10/9/98       $12,860.33             $13,173.68                      $11,281.87
10/12/98      $13,335.63             $13,674.41                      $11,686.96
10/13/98      $12,934.26             $13,272.99                      $11,410.07
10/14/98      $13,245.19             $13,589.39                      $11,648.34
10/15/98      $13,934.34             $14,293.13                      $12,177.77
10/16/98      $13,863.55             $14,229.89                      $12,252.91
10/19/98      $14,032.42             $14,408.71                      $12,462.90
10/20/98      $13,734.25             $14,112.44                      $12,390.79
10/21/98      $14,277.97             $14,649.34                      $12,659.59
10/22/98      $14,527.25             $14,903.83                      $12,870.41
10/23/98      $14,354.74             $14,743.37                      $12,804.05
10/26/98      $14,661.26             $15,054.93                      $13,039.28
10/27/98      $14,488.80             $14,883.48                      $12,983.73
10/28/98      $14,773.88             $15,176.24                      $13,132.79
10/29/98      $14,944.42             $15,355.94                      $13,282.76
10/30/98      $14,978.71             $15,402.35                      $13,390.10
11/2/98       $15,164.43             $15,603.27                      $13,613.25
11/3/98       $14,978.85             $15,415.65                      $13,518.91
11/4/98       $15,330.25             $15,770.55                      $13,784.54
11/5/98       $15,428.65             $15,858.97                      $13,886.81
11/6/98       $15,605.85             $16,038.23                      $14,033.91
11/9/98       $15,708.22             $16,140.40                      $14,067.85
11/10/98      $15,781.60             $16,248.72                      $14,102.40
11/11/98      $15,847.97             $16,284.24                      $14,075.86
11/12/98      $15,692.42             $16,128.41                      $13,992.34
11/13/98      $15,671.62             $16,113.89                      $13,969.13
11/16/98      $15,785.96             $16,228.05                      $14,072.61
11/17/98      $16,043.21             $16,480.44                      $14,199.91
11/18/98      $16,215.49             $16,660.14                      $14,342.93
11/19/98      $16,459.70             $16,908.25                      $14,511.04
11/20/98      $16,534.02             $16,982.70                      $14,575.52
11/23/98      $17,022.73             $17,475.83                      $14,947.50
11/24/98      $16,928.16             $17,385.32                      $14,860.27
11/25/98      $17,114.69             $17,579.43                      $15,006.39
11/27/98      $17,442.41             $17,907.93                      $15,242.46
11/30/98      $16,670.56             $17,133.81                      $14,736.75
12/1/98       $17,498.01             $17,953.90                      $15,146.53
12/2/98       $17,341.52             $17,806.09                      $15,081.90
12/3/98       $16,843.44             $17,307.79                      $14,772.96
12/4/98       $17,462.04             $17,926.18                      $15,142.07
12/7/98       $17,967.39             $18,441.75                      $15,425.39
12/8/98       $17,873.84             $18,345.74                      $15,380.86
12/9/98       $18,060.89             $18,535.12                      $15,499.32
12/10/98      $17,707.70             $18,176.38                      $15,238.83
12/11/98      $17,952.30             $18,421.08                      $15,339.74
12/14/98      $17,290.67             $17,751.10                      $14,868.13
12/15/98      $17,829.12             $18,297.57                      $15,213.43
12/16/98      $17,750.57             $18,215.09                      $15,188.94
12/17/98      $18,109.27             $18,581.86                      $15,449.88
12/18/98      $18,585.35             $19,080.82                      $15,769.33
12/21/98      $19,159.56             $19,656.00                      $15,928.82
12/22/98      $18,956.21             $19,441.76                      $16,032.69
12/23/98      $19,534.36             $20,004.18                      $16,422.43
12/24/98      $19,364.70             $19,862.09                      $16,350.55
12/28/98      $19,540.58             $20,059.50                      $16,481.09
12/29/98      $19,528.85             $20,052.02                      $16,492.20
12/30/98      $19,340.52             $19,916.31                      $16,380.18
12/31/98      $19,570.00             $20,191.69                      $16,574.75

------------------------------------------------------------------------------------------------------------------
                                                                                        TOTAL RETURN
                                                                          ----------------------------------------
                                                                            FISCAL YEAR
                                                                               ENDED           SINCE INCEPTION
                                                                              12-31-98       (5-7-97) TO 12-31-98
------------------------------------------------------------------------------------------------------------------
OTC Fund                                                                         83.76%                95.70%
NASDAQ 100 Index-TM-                                                             85.31%               101.92%
NASDAQ Composite Index-TM-                                                       39.63%                65.75%
------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ COMPOSITE INDEX-TM- AND THE NASDAQ 100 INDEX-TM- ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

THE PRECIOUS METALS FUND

BENCHMARK: PHILADELPHIA STOCK EXCHANGE GOLD/SILVER INDEX-TM- (XAU INDEX)

To achieve its objective, the Precious Metals Fund primarily invested in the 10 stocks that make up its benchmark index. Gold resumed its downward trend in 1998 as central banks continued to sell off reserves and the Asian crisis hurt demand. With inflation running below 2%, gold has lost its luster as a hedge against inflation. The total return of the Precious Metals Fund was -17.24% compared to the XAU Index, which was -12.43% for the period ending December 31, 1998.

          CUMULATIVE FUND PERFORMANCE: MAY 29, 1997--DECEMBER 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               PRECIOUS METALS FUND       XAU INDEX     S&P 500 INDEX
5/29/97                      $10,000.00    $10,000.00        $10,000.00
5/30/97                       $9,794.20     $9,821.11        $10,049.76
6/2/97                        $9,550.40     $9,579.14        $10,027.01
6/3/97                        $9,384.00     $9,417.19        $10,016.59
6/4/97                        $9,199.80     $9,237.36         $9,952.97
6/5/97                        $9,495.30     $9,547.12         $9,992.30
6/6/97                        $9,476.80     $9,552.77        $10,165.03
6/9/97                        $9,631.10     $9,719.42        $10,223.08
6/10/97                       $9,574.90     $9,669.52        $10,251.04
6/11/97                       $9,679.60     $9,781.56        $10,301.99
6/12/97                       $9,740.80     $9,848.41        $10,466.54
6/13/97                       $9,702.80     $9,824.88        $10,582.76
6/16/97                       $9,538.00     $9,657.28        $10,590.23
6/17/97                       $9,484.00     $9,606.44        $10,596.51
6/18/97                       $9,232.30     $9,351.29        $10,533.36
6/19/97                       $9,345.40     $9,471.80        $10,638.68
6/20/97                       $9,055.00     $9,170.51        $10,647.10
6/23/97                       $8,887.80     $9,013.28        $10,409.20
6/24/97                       $8,790.70     $8,919.12        $10,619.14
6/25/97                       $8,972.40     $9,108.37        $10,532.06
6/26/97                       $8,995.80     $9,129.08        $10,469.15
6/27/97                       $8,841.50     $8,973.73        $10,511.92
6/30/97                       $8,865.00     $9,001.04        $10,486.45
7/1/97                        $9,013.80     $9,155.45        $10,556.23
7/2/97                        $8,845.50     $8,981.26        $10,710.24
7/3/97                        $8,780.60     $8,916.30        $10,862.95
7/7/97                        $8,077.10     $8,192.26        $10,807.03
7/8/97                        $8,300.90     $8,440.82        $10,884.63
7/9/97                        $8,223.00     $8,362.68        $10,751.82
7/10/97                       $8,488.90     $8,636.66        $10,825.75
7/11/97                       $8,695.60     $8,849.45        $10,860.11
7/14/97                       $8,420.60     $8,566.05        $10,880.25
7/15/97                       $8,324.10     $8,465.30        $10,967.68
7/16/97                       $8,413.60     $8,557.57        $11,095.99
7/17/97                       $8,712.80     $8,866.40        $11,036.99
7/18/97                       $8,979.70     $9,141.32        $10,843.76
7/21/97                       $8,722.80     $8,879.58        $10,815.80
7/22/97                       $8,757.70     $8,917.24        $11,065.06
7/23/97                       $8,665.90     $8,823.09        $11,095.63
7/24/97                       $8,698.60     $8,858.86        $11,139.70
7/25/97                       $8,793.90     $8,958.67        $11,122.05
7/28/97                       $8,905.10     $9,066.00        $11,094.33
7/29/97                       $8,869.90     $9,032.11        $11,163.52
7/30/97                       $9,031.20     $9,196.87        $11,281.99
7/31/97                       $9,053.00     $9,219.47        $11,305.68
8/1/97                        $9,067.90     $9,236.42        $11,220.97
8/4/97                        $9,017.00     $9,183.69        $11,258.41
8/5/97                        $8,817.30     $8,979.38        $11,282.94
8/6/97                        $8,996.20     $9,163.92        $11,377.12
8/7/97                        $9,079.50     $9,248.66        $11,268.96
8/8/97                        $9,467.10     $9,647.87        $11,059.85
8/11/97                       $9,486.90     $9,683.65        $11,100.84
8/12/97                       $9,392.50     $9,583.84        $10,976.80
8/13/97                       $9,472.10     $9,667.64        $10,923.37
8/14/97                       $9,213.50     $9,408.72        $10,955.95
8/15/97                       $9,279.50     $9,479.33        $10,672.09
8/18/97                       $9,250.60     $9,462.39        $10,810.47
8/19/97                       $9,117.70     $9,328.69        $10,970.64
8/20/97                       $9,151.60     $9,358.82        $11,128.68
8/21/97                       $9,242.70     $9,452.97        $10,959.27
8/22/97                       $9,349.40     $9,565.01        $10,941.38
8/25/97                       $9,279.70     $9,514.17        $10,901.34
8/26/97                       $9,252.70     $9,486.87        $10,816.75
8/27/97                       $9,101.50     $9,333.40        $10,824.80
8/28/97                       $9,134.60     $9,368.23        $10,705.98
8/29/97                       $9,075.30     $9,308.92        $10,656.22
9/2/97                        $9,075.90     $9,309.86        $10,989.24
9/3/97                        $9,007.80     $9,244.89        $10,992.44
9/4/97                        $9,020.50     $9,262.78        $11,028.22
9/5/97                        $8,981.00     $9,226.06        $11,006.66
9/8/97                        $8,702.40     $8,942.66        $11,032.13
9/9/97                        $8,769.10     $9,011.39        $11,060.80
9/10/97                       $8,747.10     $8,990.68        $10,887.95
9/11/97                       $8,619.80     $8,860.75        $10,811.65
9/12/97                       $8,614.20     $8,858.86        $10,945.76
9/15/97                       $8,484.30     $8,727.05        $10,896.72
9/16/97                       $8,406.50     $8,653.61        $11,203.20
9/17/97                       $8,457.60     $8,732.70        $11,171.93
9/18/97                       $8,713.70     $8,951.13        $11,222.75
9/19/97                       $8,676.40     $8,929.48        $11,260.90
9/22/97                       $8,498.10     $8,752.47        $11,319.19
9/23/97                       $8,678.40     $8,939.84        $11,277.72
9/24/97                       $8,967.80     $9,236.42        $11,189.46
9/25/97                       $9,458.00     $9,737.31        $11,111.62
9/26/97                       $9,324.30     $9,625.27        $11,198.23
9/29/97                       $9,619.70     $9,928.44        $11,294.43
9/30/97                       $9,991.70    $10,309.76        $11,222.63
10/1/97                       $9,862.20    $10,177.95        $11,318.95
10/2/97                       $9,774.50    $10,097.92        $11,378.78
10/3/97                       $9,945.10    $10,275.87        $11,432.92
10/6/97                       $9,701.40    $10,033.90        $11,523.67
10/7/97                       $9,649.20     $9,981.17        $11,647.24
10/8/97                       $9,933.10    $10,277.75        $11,537.30
10/9/97                       $9,604.50     $9,936.92        $11,499.15
10/10/97                      $9,759.10    $10,101.69        $11,456.02
10/13/97                      $9,744.70    $10,088.50        $11,469.29
10/14/97                      $9,609.10     $9,949.16        $11,495.12
10/15/97                      $9,515.70     $9,855.95        $11,441.10
10/16/97                      $9,320.80     $9,645.04        $11,317.06
10/17/97                      $9,223.60     $9,545.24        $11,185.67
10/20/97                      $9,048.60     $9,361.64        $11,321.32
10/21/97                      $9,289.80     $9,614.91        $11,518.81
10/22/97                      $9,535.30     $9,880.43        $11,473.91
10/23/97                      $9,599.20     $9,947.27        $11,263.03
10/24/97                      $8,760.70     $9,086.71        $11,155.81
10/27/97                      $7,765.20     $8,063.27        $10,386.22
10/28/97                      $7,927.10     $8,404.11        $10,914.25
10/29/97                      $7,685.90     $8,126.35        $10,889.49
10/30/97                      $8,025.20     $8,517.09        $10,706.09
10/31/97                      $7,810.20     $8,277.00        $10,835.70
11/3/97                       $7,839.70     $8,310.89        $11,124.42
11/4/97                       $7,784.90     $8,247.81        $11,145.39
11/5/97                       $7,628.00     $8,075.51        $11,169.08
11/6/97                       $7,521.50     $7,978.53        $11,113.05
11/7/97                       $7,341.30     $7,663.12        $10,988.41
11/10/97                      $7,281.50     $7,609.45        $10,912.83
11/11/97                      $7,280.40     $7,608.51        $10,944.22
11/12/97                      $7,014.70     $7,172.58        $10,733.11
11/13/97                      $7,180.40     $7,418.32        $10,859.87
11/14/97                      $7,041.70     $7,254.50        $10,998.37
11/17/97                      $7,006.00     $7,181.06        $11,209.84
11/18/97                      $6,942.10     $7,083.14        $11,115.42
11/19/97                      $6,872.00     $7,014.41        $11,190.76
11/20/97                      $7,012.40     $7,219.66        $11,361.25
11/21/97                      $7,001.40     $7,205.54        $11,409.94
11/24/97                      $6,865.50     $7,014.41        $11,215.41
11/25/97                      $6,763.80     $6,862.82        $11,264.57
11/26/97                      $6,633.10     $6,687.69        $11,274.29
11/28/97                      $6,605.80     $6,667.92        $11,318.83
12/1/97                       $6,570.10     $6,617.08        $11,548.31
12/2/97                       $6,588.80     $6,639.68        $11,511.71
12/3/97                       $6,489.00     $6,497.50        $11,572.01
12/4/97                       $6,197.30     $6,100.18        $11,528.53
12/5/97                       $6,368.90     $6,335.56        $11,655.17
12/8/97                       $6,268.70     $6,199.98        $11,638.35
12/9/97                       $6,122.00     $6,044.63        $11,560.28
12/10/97                      $6,371.60     $6,367.57        $11,489.31
12/11/97                      $6,257.70     $6,208.45        $11,313.38
12/12/97                      $6,397.80     $6,377.93        $11,295.02
12/15/97                      $6,492.20     $6,488.09        $11,413.49
12/16/97                      $6,457.40     $6,453.25        $11,468.58
12/17/97                      $7,035.70     $7,043.59        $11,438.96
12/18/97                      $6,850.30     $6,854.35        $11,317.65
12/19/97                      $6,746.40     $6,705.58        $11,216.71
12/22/97                      $6,794.20     $6,755.48        $11,298.69
12/23/97                      $6,964.90     $6,928.73        $11,125.96
12/24/97                      $7,133.80     $7,101.03        $11,049.90
12/26/97                      $7,052.70     $7,021.00        $11,094.45
12/29/97                      $6,834.30     $6,799.74        $11,294.66
12/30/97                      $7,115.30     $7,085.96        $11,501.75
12/31/97                      $7,015.20     $6,985.22        $11,496.90
1/2/98                        $7,098.36     $7,093.49        $11,551.04
1/5/98                        $6,682.73     $6,648.15        $11,575.56
1/6/98                        $6,521.10     $6,500.33        $11,451.28
1/7/98                        $6,607.56     $6,585.07        $11,420.72
1/8/98                        $6,208.82     $6,194.33        $11,326.41
1/9/98                        $6,032.48     $5,992.84        $10,990.55
1/12/98                       $5,856.32     $5,789.47        $11,127.03
1/13/98                       $6,310.11     $6,262.12        $11,279.97
1/14/98                       $6,329.74     $6,281.89        $11,348.92
1/15/98                       $6,602.53     $6,561.53        $11,263.51
1/16/98                       $6,809.14     $6,762.08        $11,391.22
1/20/98                       $6,573.31     $6,518.22        $11,593.69
1/21/98                       $6,699.02     $6,654.74        $11,501.04
1/22/98                       $6,528.15     $6,483.38        $11,409.35
1/23/98                       $7,185.79     $7,167.87        $11,344.66
1/26/98                       $7,198.96     $7,180.11        $11,337.20
1/27/98                       $7,300.72     $7,301.57        $11,480.19
1/28/98                       $7,423.51     $7,435.27        $11,580.18
1/29/98                       $7,073.52     $7,100.08        $11,675.32
1/30/98                       $7,036.89     $7,058.66        $11,613.59
2/2/98                        $7,052.64     $7,064.31        $11,862.26
2/3/98                        $6,661.23     $6,672.63        $11,918.18
2/4/98                        $7,045.61     $7,061.48        $11,928.96
2/5/98                        $7,139.42     $7,151.87        $11,889.16
2/6/98                        $7,161.00     $7,172.58        $11,994.83
2/9/98                        $7,280.43     $7,286.51        $11,974.46
2/10/98                       $7,119.85     $7,126.45        $12,072.43
2/11/98                       $7,004.28     $7,005.93        $12,084.28
2/12/98                       $7,088.98     $7,100.08        $12,133.21
2/13/98                       $7,204.81     $7,222.48        $12,085.23
2/17/98                       $6,897.93     $6,909.90        $12,116.86
2/18/98                       $6,871.66     $6,863.76        $12,227.04
2/19/98                       $6,811.08     $6,809.15        $12,182.26
2/20/98                       $6,679.72     $6,682.05        $12,252.51
2/23/98                       $6,559.87     $6,553.06        $12,299.07
2/24/98                       $6,480.60     $6,474.91        $12,209.27
2/25/98                       $6,515.91     $6,510.69        $12,355.46
2/26/98                       $6,861.30     $6,859.05        $12,423.82
2/27/98                       $7,105.33     $7,103.85        $12,431.76
3/2/98                        $7,076.58     $7,077.49        $12,412.33
3/3/98                        $6,956.56     $6,956.97        $12,463.51
3/4/98                        $6,969.07     $6,966.39        $12,407.95
3/5/98                        $6,879.63     $6,881.65        $12,262.34
3/6/98                        $7,034.24     $7,038.89        $12,506.99
3/9/98                        $7,245.19     $7,251.67        $12,464.81
3/10/98                       $7,351.33     $7,359.01        $12,608.40
3/11/98                       $7,134.43     $7,142.45        $12,658.40
3/12/98                       $7,111.04     $7,119.86        $12,675.58
3/13/98                       $7,197.71     $7,209.30        $12,659.82
3/16/98                       $7,077.02     $7,091.61        $12,786.35
3/17/98                       $6,838.80     $6,854.35        $12,800.33
3/18/98                       $6,815.12     $6,831.75        $12,860.39
3/19/98                       $6,756.96     $6,773.37        $12,910.39
3/20/98                       $6,686.28     $6,704.64        $13,021.99
3/23/98                       $7,207.01     $7,228.13        $12,979.22
3/24/98                       $7,127.03     $7,148.10        $13,098.88
3/25/98                       $7,038.08     $7,059.60        $13,054.69
3/26/98                       $7,596.15     $7,620.75        $13,041.42
3/27/98                       $7,799.39     $7,835.42        $12,977.92
3/30/98                       $7,700.49     $7,737.50        $12,955.53
3/31/98                       $7,651.64     $7,689.48        $13,052.67
4/1/98                        $7,526.66     $7,565.20        $13,128.49
4/2/98                        $7,701.15     $7,741.27        $13,269.00
4/3/98                        $8,179.74     $8,224.27        $13,300.87
4/6/98                        $8,322.43     $8,369.27        $13,285.35
4/7/98                        $8,036.78     $8,089.63        $13,145.08
4/8/98                        $8,275.39     $8,341.96        $13,051.49
4/9/98                        $7,972.88     $8,063.27        $13,158.35
4/13/98                       $8,036.65     $8,130.12        $13,146.74
4/14/98                       $7,852.50     $7,938.05        $13,218.53
4/15/98                       $7,897.34     $7,986.07        $13,260.83
4/16/98                       $7,956.46     $8,048.21        $13,128.73
4/17/98                       $7,813.66     $7,900.39        $13,301.11
4/20/98                       $7,786.85     $7,874.02        $13,312.13
4/21/98                       $8,327.73     $8,424.82        $13,344.00
4/22/98                       $8,648.16     $8,744.94        $13,387.36
4/23/98                       $8,674.06     $8,775.07        $13,263.91
4/24/98                       $8,365.41     $8,462.48        $13,125.53
4/27/98                       $8,039.20     $8,136.71        $12,872.48
4/28/98                       $8,213.94     $8,317.48        $12,855.54
4/29/98                       $8,364.85     $8,505.79        $12,968.20
4/30/98                       $8,173.52     $8,278.88        $13,171.38
5/1/98                        $7,952.30     $8,067.98        $13,280.73
5/4/98                        $7,973.27     $8,090.58        $13,293.41
5/5/98                        $8,008.55     $8,128.24        $13,217.35
5/6/98                        $7,932.45     $8,051.97        $13,090.23
5/7/98                        $7,675.79     $7,791.17        $12,974.36
5/8/98                        $7,795.60     $7,915.45        $13,128.38
5/11/98                       $7,957.89     $8,081.16        $13,110.61
5/12/98                       $7,689.45     $7,808.12        $13,219.01
5/13/98                       $7,718.42     $7,839.19        $13,255.38
5/14/98                       $7,759.12     $7,883.44        $13,237.73
5/15/98                       $7,808.33     $7,936.16        $13,135.37
5/18/98                       $7,527.14     $7,656.53        $13,100.89
5/19/98                       $7,501.67     $7,632.05        $13,144.73
5/20/98                       $7,503.77     $7,634.87        $13,257.75
5/21/98                       $7,580.81     $7,711.14        $13,205.38
5/22/98                       $7,497.94     $7,630.17        $13,155.98
5/26/98                       $7,064.03     $7,188.59        $12,961.09
5/27/98                       $6,928.93     $7,042.65        $12,939.89
5/28/98                       $7,064.63     $7,182.94        $13,003.39
5/29/98                       $6,916.80     $7,034.18        $12,923.18
6/1/98                        $6,571.95     $6,682.05        $12,925.08
6/2/98                        $6,781.28     $6,896.71        $12,949.36
6/3/98                        $6,790.43     $6,907.07        $12,827.34
6/4/98                        $6,741.63     $6,858.11        $12,970.69
6/5/98                        $6,734.44     $6,852.46        $13,196.14
6/8/98                        $7,085.72     $7,212.13        $13,218.18
6/9/98                        $6,810.91     $6,928.73        $13,250.05
6/10/98                       $6,677.91     $6,794.09        $13,177.42
6/11/98                       $6,367.65     $6,479.62        $12,967.73
6/12/98                       $6,307.89     $6,424.07        $13,018.20
6/15/98                       $6,106.79     $6,215.99        $12,759.57
6/16/98                       $6,342.33     $6,457.02        $12,884.92
6/17/98                       $6,522.42     $6,640.62        $13,116.06
6/18/98                       $6,390.18     $6,504.10        $13,107.41
6/19/98                       $6,430.53     $6,547.41        $13,039.64
6/22/98                       $6,303.78     $6,421.24        $13,070.09
6/23/98                       $6,427.71     $6,548.35        $13,262.84
6/24/98                       $6,270.23     $6,393.00        $13,421.48
6/25/98                       $6,387.64     $6,513.51        $13,378.83
6/26/98                       $6,424.76     $6,549.29        $13,425.27
6/29/98                       $6,343.18     $6,469.26        $13,487.94
6/30/98                       $6,612.32     $6,752.66        $13,432.85
7/1/98                        $6,527.21     $6,659.45        $13,607.24
7/2/98                        $6,342.30     $6,477.73        $13,581.89
7/6/98                        $6,369.56     $6,505.04        $13,710.90
7/7/98                        $6,585.46     $6,728.18        $13,679.51
7/8/98                        $6,480.10     $6,628.38        $13,818.24
7/9/98                        $6,280.66     $6,424.07        $13,725.71
7/10/98                       $6,208.42     $6,352.51        $13,794.07
7/13/98                       $6,171.07     $6,312.02        $13,804.26
7/14/98                       $6,306.45     $6,451.37        $13,951.05
7/15/98                       $6,253.99     $6,398.64        $13,918.23
7/16/98                       $6,421.47     $6,571.89        $14,027.34
7/17/98                       $6,466.32     $6,622.73        $14,059.69
7/20/98                       $6,563.74     $6,726.30        $14,028.29
7/21/98                       $6,389.44     $6,549.29        $13,802.84
7/22/98                       $6,406.75     $6,568.12        $13,791.11
7/23/98                       $6,174.48     $6,325.20        $13,502.87
7/24/98                       $6,081.28     $6,228.23        $13,515.31
7/27/98                       $5,985.48     $6,127.48        $13,591.96
7/28/98                       $6,109.98     $6,257.41        $13,390.20
7/29/98                       $5,982.20     $6,122.78        $13,330.61
7/30/98                       $6,074.78     $6,220.69        $13,539.71
7/31/98                       $5,790.86     $5,924.11        $13,276.82
8/3/98                        $5,676.18     $5,804.54        $13,179.32
8/4/98                        $5,757.67     $5,892.10        $12,701.64
8/5/98                        $5,835.71     $5,974.96        $12,811.94
8/6/98                        $5,835.39     $5,974.96        $12,909.08
8/7/98                        $5,809.79     $5,950.48        $12,906.95
8/10/98                       $5,806.52     $5,947.65        $12,832.20
8/11/98                       $5,569.07     $5,700.97        $12,664.44
8/12/98                       $5,546.57     $5,679.31        $12,844.99
8/13/98                       $5,604.46     $5,738.63        $12,734.69
8/14/98                       $5,519.77     $5,640.71        $12,590.63
8/17/98                       $5,544.21     $5,679.31        $12,838.48
8/18/98                       $5,575.66     $5,712.27        $13,046.16
8/19/98                       $5,679.08     $5,819.60        $13,008.96
8/20/98                       $5,853.65     $6,004.14        $12,932.42
8/21/98                       $5,661.27     $5,805.48        $12,808.98
8/24/98                       $5,584.07     $5,723.57        $12,891.43
8/25/98                       $5,478.48     $5,612.47        $12,947.35
8/26/98                       $5,304.60     $5,430.75        $12,844.64
8/27/98                       $4,998.05     $5,105.92        $12,351.79
8/28/98                       $4,746.48     $4,840.41        $12,170.05
8/31/98                       $4,495.48     $4,603.14        $11,344.07
9/1/98                        $4,708.80     $4,832.88        $11,778.98
9/2/98                        $4,768.40     $4,869.60        $11,734.43
9/3/98                        $5,337.60     $5,487.24        $11,637.05
9/4/98                        $5,888.40     $6,090.76        $11,537.89
9/8/98                        $5,805.80     $6,003.20        $12,125.15
9/9/98                        $5,546.80     $5,728.27        $11,920.67
9/10/98                       $6,170.30     $6,393.00        $11,612.52
9/11/98                       $6,164.90     $6,393.00        $11,954.55
9/14/98                       $6,074.60     $6,300.72        $12,199.32
9/15/98                       $5,911.80     $6,132.19        $12,293.62
9/16/98                       $5,797.30     $6,031.45        $12,386.03
9/17/98                       $6,098.70     $6,351.57        $12,070.78
9/18/98                       $6,143.60     $6,405.23        $12,085.23
9/21/98                       $5,833.40     $6,074.76        $12,130.25
9/22/98                       $5,872.90     $6,118.07        $12,200.27
9/23/98                       $6,255.20     $6,523.87        $12,630.20
9/24/98                       $6,734.10     $7,032.29        $12,353.33
9/25/98                       $6,662.70     $6,977.69        $12,377.38
9/28/98                       $7,045.00     $7,387.25        $12,424.06
9/29/98                       $6,600.96     $6,920.25        $12,427.97
9/30/98                       $6,729.03     $7,060.54        $12,049.21
10/1/98                       $7,108.26     $7,465.40        $11,685.98
10/2/98                       $7,426.61     $7,804.35        $11,878.02
10/5/98                       $7,016.36     $7,373.13        $11,711.69
10/6/98                       $7,229.83     $7,603.80        $11,664.65
10/7/98                       $7,751.65     $8,156.48        $11,499.86
10/8/98                       $7,462.90     $7,855.19        $11,366.70
10/9/98                       $6,873.65     $7,219.66        $11,661.45
10/12/98                      $6,824.49     $7,165.05        $11,820.09
10/13/98                      $6,598.69     $6,928.73        $11,785.61
10/14/98                      $6,347.96     $6,660.39        $11,912.73
10/15/98                      $6,771.79     $7,110.44        $12,409.84
10/16/98                      $6,844.11     $7,188.59        $12,515.64
10/19/98                      $6,570.67     $6,897.66        $12,586.37
10/20/98                      $6,684.18     $7,018.17        $12,604.61
10/21/98                      $6,510.92     $6,837.40        $12,675.58
10/22/98                      $6,360.46     $6,677.34        $12,776.99
10/23/98                      $6,250.23     $6,563.41        $12,684.46
10/26/98                      $6,182.43     $6,489.97        $12,704.01
10/27/98                      $6,683.86     $7,026.65        $12,621.32
10/28/98                      $6,594.91     $6,928.73        $12,653.90
10/29/98                      $6,731.33     $7,071.84        $12,865.25
10/30/98                      $6,754.89     $7,098.20        $13,016.18
11/2/98                       $6,589.74     $6,928.73        $13,169.37
11/3/98                       $6,547.49     $6,882.59        $13,160.36
11/4/98                       $7,085.20     $7,455.04        $13,253.13
11/5/98                       $7,431.89     $7,820.36        $13,430.95
11/6/98                       $7,098.08     $7,464.46        $13,517.79
11/9/98                       $7,074.81     $7,440.92        $13,389.73
11/10/98                      $6,991.57     $7,353.36        $13,366.74
11/11/98                      $6,843.35     $7,198.95        $13,280.38
11/12/98                      $7,279.92     $7,662.18        $13,241.52
11/13/98                      $7,003.20     $7,364.65        $13,336.65
11/16/98                      $6,741.07     $7,087.84        $13,456.78
11/17/98                      $6,821.77     $7,176.35        $13,497.77
11/18/98                      $6,991.40     $7,355.24        $13,558.90
11/19/98                      $6,930.17     $7,290.27        $13,655.22
11/20/98                      $6,896.93     $7,254.50        $13,784.83
11/23/98                      $7,004.05     $7,368.42        $14,076.98
11/24/98                      $6,818.93     $7,172.58        $14,015.14
11/25/98                      $6,743.48     $7,084.08        $14,061.11
11/27/98                      $6,685.76     $7,024.76        $14,125.32
11/30/98                      $6,362.85     $6,681.10        $13,785.78
12/1/98                       $6,384.58     $6,706.52        $13,923.80
12/2/98                       $6,218.53     $6,531.40        $13,876.05
12/3/98                       $5,931.64     $6,230.11        $13,625.96
12/4/98                       $6,024.29     $6,323.32        $13,941.10
12/7/98                       $6,173.41     $6,483.38        $14,070.94
12/8/98                       $5,912.53     $6,203.75        $13,996.07
12/9/98                       $5,817.44     $6,106.77        $14,021.06
12/10/98                      $6,210.64     $6,523.87        $13,802.25
12/11/98                      $5,907.38     $6,200.92        $13,819.31
12/14/98                      $5,899.16     $6,190.57        $13,520.05
12/15/98                      $5,949.85     $6,245.17        $13,776.30
12/16/98                      $6,263.09     $6,572.83        $13,765.76
12/17/98                      $5,943.41     $6,236.70        $13,979.48
12/18/98                      $5,810.96     $6,099.24        $14,074.85
12/21/98                      $5,684.97     $5,970.25        $14,250.31
12/22/98                      $5,492.13     $5,766.88        $14,258.96
12/23/98                      $5,668.57     $5,953.30        $14,554.78
12/24/98                      $5,683.67     $5,970.25        $14,527.89
12/28/98                      $5,578.68     $5,859.15        $14,518.65
12/29/98                      $5,812.94     $6,105.83        $14,711.99
12/30/98                      $5,694.99     $5,982.49        $14,594.94
12/31/98                      $5,810.00     $6,117.13        $14,562.96

------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                         -----------------------------------------
                                                                           FISCAL YEAR
                                                                              ENDED            SINCE INCEPTION
                                                                             12/31/98       (5/29/97) TO 12/31/98
------------------------------------------------------------------------------------------------------------------
Precious Metals Fund                                                            -17.24%               -41.90%
XAU Index                                                                       -12.43%               -38.83%
S&P 500 Index                                                                    26.67%                45.63%
------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE XAU INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

THE U.S. GOVERNMENT BOND FUND

BENCHMARK: 120% OF THE PRICE MOVEMENT OF CURRENT 30-YEAR U.S. TREASURY BOND

The yield on the 30-year Treasury Bond for the year ending December 31, 1998 fell from 5.92% to 5.09%. Continued low inflation and a growing budget surplus, which reduced U.S. government borrowing needs, spurred the rally. The Fund achieves its objective by investing in the 30 year bond and by purchasing call options on the Treasury Bond futures contract to increase its exposure to 120% of the price movement of the Treasury Bond. The Fund returned 12.86% for the period vs. 11.14% for the 30-year Treasury Bond.

        CUMULATIVE FUND PERFORMANCE: AUGUST 18, 1997--DECEMBER 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              U.S. GOVERNMENT        PRICE MOVEMENT OF 30 YEAR          LEHMAN BROTHERS LONG
                 BOND FUND                 TREASURY BOND                    T BOND INDEX
8/18/97               $10,000.00                        $10,000.00                    $10,000.00
8/19/97               $10,013.48                        $10,011.16                    $10,017.94
8/20/97                $9,987.91                         $9,990.44                     $9,990.62
8/21/97                $9,890.96                         $9,904.37                     $9,928.43
8/22/97                $9,801.06                         $9,810.33                     $9,861.49
8/25/97                $9,803.76                         $9,811.92                     $9,863.34
8/26/97                $9,823.84                         $9,831.05                     $9,876.06
8/27/97                $9,826.53                         $9,832.64                     $9,884.79
8/28/97                $9,933.53                         $9,939.43                     $9,965.81
8/29/97                $9,881.01                         $9,897.99                     $9,931.67
9/2/97                 $9,930.28                         $9,936.24                     $9,975.02
9/3/97                 $9,901.65                         $9,910.74                     $9,956.29
9/4/97                 $9,888.82                         $9,894.80                     $9,955.78
9/5/97                 $9,831.27                         $9,845.39                     $9,920.79
9/8/97                 $9,876.64                         $9,890.02                     $9,952.46
9/9/97                 $9,865.11                         $9,877.27                     $9,944.82
9/10/97                $9,823.56                         $9,834.24                     $9,922.91
9/11/97                $9,789.91                         $9,799.17                     $9,896.23
9/12/97                $9,913.45                         $9,920.31                     $9,990.35
9/15/97                $9,924.05                         $9,929.87                    $10,008.83
9/16/97               $10,176.63                        $10,156.20                    $10,188.66
9/17/97               $10,210.37                        $10,188.08                    $10,217.66
9/18/97               $10,204.42                        $10,180.11                    $10,215.29
9/19/97               $10,235.01                        $10,207.20                    $10,230.83
9/22/97               $10,270.70                        $10,232.71                    $10,267.26
9/23/97               $10,217.44                        $10,184.89                    $10,229.67
9/24/97               $10,316.91                        $10,274.15                    $10,291.38
9/25/97               $10,189.46                        $10,162.58                    $10,216.13
9/26/97               $10,254.90                        $10,219.96                    $10,251.18
9/29/97               $10,233.61                        $10,197.64                    $10,241.36
9/30/97               $10,179.70                        $10,146.64                    $10,213.26
10/1/97               $10,326.95                        $10,274.15                    $10,304.82
10/2/97               $10,352.79                        $10,290.09                    $10,343.28
10/3/97               $10,359.48                        $10,293.27                    $10,335.29
10/6/97               $10,426.14                        $10,347.47                    $10,390.12
10/7/97               $10,468.06                        $10,388.91                    $10,422.66
10/8/97               $10,261.87                        $10,207.20                    $10,284.08
10/9/97               $10,247.19                        $10,194.45                    $10,274.00
10/10/97              $10,156.08                        $10,117.95                    $10,212.22
10/13/97              $10,156.08                        $10,114.76                    $10,212.22
10/14/97              $10,274.98                        $10,223.14                    $10,293.97
10/15/97              $10,222.18                        $10,173.73                    $10,263.02
10/16/97              $10,222.09                        $10,172.14                    $10,263.41
10/17/97              $10,144.65                        $10,108.38                    $10,206.16
10/20/97              $10,179.79                        $10,141.86                    $10,229.55
10/21/97              $10,186.02                        $10,146.64                    $10,233.61
10/22/97              $10,200.33                        $10,156.20                    $10,247.02
10/23/97              $10,341.36                        $10,275.74                    $10,342.24
10/24/97              $10,396.58                        $10,315.59                    $10,367.87
10/27/97              $10,477.64                        $10,392.09                    $10,467.72
10/28/97              $10,386.72                        $10,309.21                    $10,397.83
10/29/97              $10,511.76                        $10,423.97                    $10,478.65
10/30/97              $10,590.03                        $10,492.51                    $10,536.85
10/31/97              $10,628.52                        $10,519.60                    $10,554.69
11/3/97               $10,528.12                        $10,427.16                    $10,493.46
11/4/97               $10,471.69                        $10,379.34                    $10,453.25
11/5/97               $10,479.13                        $10,384.12                    $10,463.12
11/6/97               $10,567.25                        $10,459.04                    $10,528.23
11/7/97               $10,576.18                        $10,468.60                    $10,535.31
11/10/97              $10,563.07                        $10,452.66                    $10,535.67
11/11/97              $10,563.07                        $10,497.29                    $10,535.67
11/12/97              $10,605.00                        $10,490.91                    $10,557.53
11/13/97              $10,624.70                        $10,506.85                    $10,580.48
11/14/97              $10,658.54                        $10,535.54                    $10,593.53
11/17/97              $10,688.85                        $10,556.26                    $10,617.35
11/18/97              $10,691.36                        $10,554.67                    $10,623.28
11/19/97              $10,765.63                        $10,618.43                    $10,675.29
11/20/97              $10,727.89                        $10,574.30                    $10,659.75
11/21/97              $10,766.38                        $10,595.55                    $10,674.27
11/24/97              $10,685.69                        $10,530.16                    $10,633.58
11/25/97              $10,725.20                        $10,557.95                    $10,660.12
11/26/97              $10,734.58                        $10,595.55                    $10,664.87
11/28/97              $10,751.60                        $10,579.20                    $10,693.88
12/1/97               $10,765.63                        $10,593.91                    $10,702.44
12/2/97               $10,770.19                        $10,592.28                    $10,711.00
12/3/97               $10,792.22                        $10,608.62                    $10,732.38
12/4/97               $10,766.84                        $10,585.74                    $10,708.77
12/5/97               $10,699.35                        $10,523.62                    $10,652.82
12/8/97               $10,599.70                        $10,438.62                    $10,596.18
12/9/97               $10,611.41                        $10,445.16                    $10,604.77
12/10/97              $10,677.23                        $10,507.28                    $10,645.40
12/11/97              $10,803.56                        $10,616.80                    $10,729.55
12/12/97              $10,945.05                        $10,737.76                    $10,824.11
12/15/97              $10,886.61                        $10,687.08                    $10,785.51
12/16/97              $10,910.10                        $10,705.06                    $10,803.70
12/17/97              $10,859.90                        $10,662.56                    $10,768.37
12/18/97              $10,940.03                        $10,729.58                    $10,820.97
12/19/97              $11,017.65                        $10,783.53                    $10,864.81
12/22/97              $11,041.45                        $10,806.41                    $10,888.29
12/23/97              $11,041.64                        $10,808.04                    $10,890.51
12/24/97              $11,021.74                        $10,786.79                    $10,883.34
12/26/97              $11,022.58                        $10,781.89                    $10,880.19
12/29/97              $10,997.67                        $10,765.54                    $10,869.27
12/30/97              $10,897.83                        $10,675.64                    $10,812.08
12/31/97              $10,984.28                        $10,749.20                    $10,867.47
1/2/98                $11,125.87                        $10,866.89                    $10,963.64
1/5/98                $11,330.91                        $11,040.16                    $11,111.57
1/6/98                $11,353.17                        $11,061.41                    $11,118.15
1/7/98                $11,233.79                        $10,958.43                    $11,042.58
1/8/98                $11,311.52                        $11,018.91                    $11,105.41
1/9/98                $11,409.26                        $11,090.83                    $11,176.89
1/12/98               $11,425.16                        $11,105.54                    $11,190.43
1/13/98               $11,396.06                        $11,079.39                    $11,183.95
1/14/98               $11,346.39                        $11,036.89                    $11,145.12
1/15/98               $11,321.30                        $11,014.01                    $11,139.54
1/16/98               $11,233.40                        $10,943.72                    $11,073.29
1/20/98               $11,179.76                        $10,893.04                    $11,044.20
1/21/98               $11,230.69                        $10,938.81                    $11,070.86
1/22/98               $11,148.23                        $10,861.99                    $11,028.30
1/23/98               $10,923.25                        $10,680.55                    $10,872.99
1/26/98               $11,072.77                        $10,804.78                    $10,970.30
1/27/98               $10,974.42                        $10,719.78                    $10,906.87
1/28/98               $10,988.55                        $10,729.58                    $10,920.03
1/29/98               $11,165.32                        $10,875.06                    $11,035.83
1/30/98               $11,223.46                        $10,922.47                    $11,090.90
2/2/98                $11,129.30                        $10,840.74                    $11,028.71
2/3/98                $11,138.00                        $10,847.28                    $11,033.80
2/4/98                $11,133.35                        $10,847.28                    $11,024.47
2/5/98                $11,022.03                        $10,752.47                    $10,967.37
2/6/98                $11,041.91                        $10,768.81                    $10,971.59
2/9/98                $10,985.09                        $10,718.14                    $10,942.51
2/10/98               $11,024.18                        $10,752.47                    $10,964.70
2/11/98               $11,151.79                        $10,857.08                    $11,050.51
2/12/98               $11,113.29                        $10,824.39                    $11,043.41
2/13/98               $11,172.71                        $10,871.79                    $11,076.02
2/17/98               $11,260.41                        $10,943.72                    $11,138.86
2/18/98               $11,183.22                        $10,876.70                    $11,095.38
2/19/98               $11,168.32                        $10,866.89                    $11,087.89
2/20/98               $11,136.30                        $10,839.10                    $11,068.44
2/23/98               $11,062.17                        $10,778.62                    $11,024.57
2/24/98               $10,947.39                        $10,687.08                    $10,942.72
2/25/98               $11,036.29                        $10,759.01                    $11,002.04
2/26/98               $10,987.12                        $10,716.51                    $10,976.92
2/27/98               $11,035.33                        $10,760.64                    $11,008.28
3/2/98                $10,863.34                        $10,603.72                    $10,941.13
3/3/98                $10,791.57                        $10,543.24                    $10,848.66
3/4/98                $10,831.92                        $10,580.83                    $10,867.38
3/5/98                $10,780.25                        $10,536.70                    $10,843.17
3/6/98                $10,864.64                        $10,608.62                    $10,896.44
3/9/98                $10,963.88                        $10,690.35                    $10,964.84
3/10/98               $10,963.30                        $10,687.08                    $10,975.96
3/11/98               $11,030.10                        $10,745.93                    $11,016.35
3/12/98               $11,143.99                        $10,839.10                    $11,092.65
3/13/98               $11,102.77                        $10,799.87                    $11,073.51
3/16/98               $11,174.66                        $10,863.62                    $11,120.84
3/17/98               $11,111.22                        $10,804.78                    $11,086.02
3/18/98               $11,084.14                        $10,781.89                    $11,065.99
3/19/98               $11,081.70                        $10,778.62                    $11,059.90
3/20/98               $11,123.73                        $10,814.58                    $11,084.30
3/23/98               $11,131.75                        $10,814.58                    $11,094.69
3/24/98               $11,135.91                        $10,821.12                    $11,098.59
3/25/98               $11,032.23                        $10,732.85                    $11,038.76
3/26/98               $10,997.06                        $10,709.97                    $11,014.92
3/27/98               $10,990.46                        $10,703.43                    $11,003.12
3/30/98               $10,954.47                        $10,670.74                    $10,979.85
3/31/98               $11,024.06                        $10,732.85                    $11,032.12
4/1/98                $11,094.19                        $10,791.70                    $11,090.63
4/2/98                $11,189.03                        $10,870.16                    $11,156.19
4/3/98                $11,321.60                        $10,974.78                    $11,240.12
4/6/98                $11,242.51                        $10,902.85                    $11,190.46
4/7/98                $11,214.24                        $10,873.43                    $11,172.11
4/8/98                $11,110.79                        $10,786.79                    $11,103.08
4/9/98                $11,147.03                        $10,819.49                    $11,120.95
4/13/98               $11,044.87                        $10,739.39                    $11,058.82
4/14/98               $11,094.15                        $10,785.16                    $11,099.30
4/15/98               $11,133.04                        $10,812.95                    $11,127.15
4/16/98               $11,157.29                        $10,834.20                    $11,140.15
4/17/98               $11,141.73                        $10,817.85                    $11,139.53
4/20/98               $11,071.71                        $10,759.01                    $11,096.00
4/21/98               $11,009.30                        $10,706.70                    $11,054.29
4/22/98               $11,006.32                        $10,705.06                    $11,050.14
4/23/98               $10,975.65                        $10,678.91                    $11,038.73
4/24/98               $11,036.31                        $10,727.95                    $11,070.09
4/27/98               $10,815.32                        $10,541.60                    $10,930.21
4/28/98               $10,814.78                        $10,543.24                    $10,925.80
4/29/98               $10,804.33                        $10,531.80                    $10,924.00
4/30/98               $11,027.06                        $10,714.87                    $11,066.82
5/1/98                $11,054.27                        $10,736.12                    $11,087.93
5/4/98                $11,045.21                        $10,726.31                    $11,094.47
5/5/98                $10,997.01                        $10,685.45                    $11,057.79
5/6/98                $11,047.75                        $10,727.95                    $11,094.30
5/7/98                $11,040.68                        $10,718.14                    $11,091.91
5/8/98                $10,997.63                        $10,682.18                    $11,059.94
5/11/98               $10,872.99                        $10,575.93                    $10,992.27
5/12/98               $11,024.70                        $10,706.70                    $11,084.50
5/13/98               $11,048.47                        $10,724.68                    $11,102.06
5/14/98               $10,990.92                        $10,675.64                    $11,068.13
5/15/98               $11,010.99                        $10,695.26                    $11,076.19
5/18/98               $11,097.30                        $10,765.54                    $11,135.32
5/19/98               $11,070.94                        $10,742.66                    $11,122.00
5/20/98               $11,146.35                        $10,804.78                    $11,174.06
5/21/98               $11,079.01                        $10,747.56                    $11,132.45
5/22/98               $11,125.85                        $10,788.43                    $11,155.09
5/26/98               $11,218.75                        $10,866.89                    $11,217.84
5/27/98               $11,256.74                        $10,901.22                    $11,250.99
5/28/98               $11,245.08                        $10,889.78                    $11,241.17
5/29/98               $11,292.66                        $10,933.91                    $11,278.03
6/1/98                $11,341.06                        $10,974.78                    $11,317.67
6/2/98                $11,309.41                        $10,948.62                    $11,296.68
6/3/98                $11,299.16                        $10,937.18                    $11,295.51
6/4/98                $11,275.12                        $10,919.20                    $11,272.54
6/5/98                $11,322.35                        $10,955.16                    $11,302.41
6/8/98                $11,321.56                        $10,951.89                    $11,316.41
6/9/98                $11,316.64                        $10,945.35                    $11,316.52
6/10/98               $11,487.83                        $11,090.83                    $11,418.25
6/11/98               $11,588.79                        $11,174.20                    $11,498.73
6/12/98               $11,585.05                        $11,167.66                    $11,499.43
6/15/98               $11,677.68                        $11,246.12                    $11,556.87
6/16/98               $11,578.29                        $11,164.39                    $11,497.41
6/17/98               $11,404.97                        $11,022.18                    $11,379.40
6/18/98               $11,496.42                        $11,100.64                    $11,431.49
6/19/98               $11,530.89                        $11,125.16                    $11,459.24
6/22/98               $11,563.38                        $11,156.22                    $11,481.02
6/23/98               $11,598.42                        $11,180.74                    $11,508.99
6/24/98               $11,572.82                        $11,161.12                    $11,494.05
6/25/98               $11,574.05                        $11,162.76                    $11,500.51
6/26/98               $11,609.31                        $11,184.01                    $11,521.33
6/29/98               $11,587.78                        $11,177.47                    $11,521.45
6/30/98               $11,627.79                        $11,210.16                    $11,548.46
7/1/98                $11,619.84                        $11,203.62                    $11,545.71
7/2/98                $11,675.52                        $11,249.39                    $11,583.99
7/6/98                $11,716.08                        $11,282.08                    $11,619.28
7/7/98                $11,667.73                        $11,252.66                    $11,592.00
7/8/98                $11,621.29                        $11,218.33                    $11,558.63
7/9/98                $11,664.25                        $11,241.22                    $11,585.05
7/10/98               $11,641.01                        $11,218.33                    $11,565.17
7/13/98               $11,523.96                        $11,121.89                    $11,501.87
7/14/98               $11,459.10                        $11,064.68                    $11,459.44
7/15/98               $11,474.56                        $11,079.39                    $11,474.69
7/16/98               $11,440.22                        $11,053.24                    $11,448.13
7/17/98               $11,406.68                        $11,018.91                    $11,419.95
7/20/98               $11,476.29                        $11,074.49                    $11,470.00
7/21/98               $11,552.67                        $11,134.97                    $11,522.80
7/22/98               $11,528.48                        $11,115.35                    $11,516.40
7/23/98               $11,561.66                        $11,154.58                    $11,543.92
7/24/98               $11,531.12                        $11,113.72                    $11,526.98
7/27/98               $11,524.03                        $11,090.83                    $11,507.83
7/28/98               $11,431.24                        $11,030.35                    $11,470.60
7/29/98               $11,386.64                        $10,984.58                    $11,435.96
7/30/98               $11,454.56                        $11,043.43                    $11,477.45
7/31/98               $11,466.14                        $11,053.24                    $11,495.80
8/3/98                $11,585.15                        $11,154.58                    $11,571.54
8/4/98                $11,614.59                        $11,177.47                    $11,595.18
8/5/98                $11,591.01                        $11,151.31                    $11,599.10
8/6/98                $11,559.59                        $11,130.06                    $11,578.76
8/7/98                $11,657.30                        $11,210.16                    $11,637.10
8/10/98               $11,662.05                        $11,213.43                    $11,640.73
8/11/98               $11,719.93                        $11,259.20                    $11,686.20
8/12/98               $11,684.37                        $11,228.14                    $11,659.92
8/13/98               $11,630.32                        $11,185.64                    $11,624.09
8/14/98               $11,712.83                        $11,249.39                    $11,685.85
8/17/98               $11,693.77                        $11,238.78                    $11,676.29
8/18/98               $11,678.73                        $11,222.86                    $11,667.75
8/19/98               $11,667.09                        $11,214.01                    $11,661.45
8/20/98               $11,755.18                        $11,300.68                    $11,715.84
8/21/98               $11,839.44                        $11,387.35                    $11,806.11
8/24/98               $11,816.10                        $11,360.82                    $11,777.77
8/25/98               $11,895.61                        $11,440.42                    $11,832.55
8/26/98               $11,906.45                        $11,451.03                    $11,847.86
8/27/98               $11,999.19                        $11,521.78                    $11,915.35
8/28/98               $12,033.10                        $11,564.23                    $11,914.28
8/31/98               $12,146.72                        $11,659.75                    $12,011.16
9/1/98                $12,083.55                        $11,604.91                    $11,975.83
9/2/98                $12,076.77                        $11,585.46                    $11,947.20
9/3/98                $12,132.17                        $11,656.21                    $12,018.42
9/4/98                $12,213.51                        $11,705.73                    $12,028.63
9/8/98                $12,086.44                        $11,580.15                    $11,984.55
9/9/98                $12,233.97                        $11,703.96                    $12,078.14
9/10/98               $12,430.21                        $11,864.92                    $12,238.66
9/11/98               $12,322.65                        $11,778.25                    $12,171.56
9/14/98               $12,298.76                        $11,774.72                    $12,136.37
9/15/98               $12,249.21                        $11,741.11                    $12,112.73
9/16/98               $12,335.29                        $11,804.78                    $12,130.27
9/17/98               $12,390.33                        $11,864.92                    $12,213.01
9/18/98               $12,461.44                        $11,928.60                    $12,235.66
9/21/98               $12,431.98                        $11,967.51                    $12,217.48
9/22/98               $12,443.69                        $11,903.84                    $12,189.99
9/23/98               $12,440.16                        $11,889.69                    $12,238.59
9/24/98               $12,501.32                        $11,926.83                    $12,257.24
9/25/98               $12,506.81                        $11,965.74                    $12,276.31
9/28/98               $12,462.28                        $11,916.22                    $12,235.36
9/29/98               $12,550.53                        $12,009.96                    $12,260.04
9/30/98               $12,799.92                        $12,238.13                    $12,466.19
10/1/98               $12,982.58                        $12,409.70                    $12,587.21
10/2/98               $13,080.51                        $12,482.22                    $12,648.20
10/5/98               $13,369.41                        $12,754.61                    $12,771.38
10/6/98               $13,281.86                        $12,680.33                    $12,733.64
10/7/98               $13,099.52                        $12,521.14                    $12,586.55
10/8/98               $12,667.00                        $12,209.83                    $12,336.32
10/9/98               $12,294.64                        $11,974.59                    $12,101.68
10/12/98              $12,294.64                        $12,001.12                    $12,101.68
10/13/98              $12,341.90                        $12,204.53                    $12,102.63
10/14/98              $12,589.89                        $12,204.53                    $12,026.26
10/15/98              $12,494.68                        $12,165.61                    $12,224.02
10/16/98              $12,695.06                        $12,266.43                    $12,336.56
10/19/98              $12,632.97                        $12,222.21                    $12,335.07
10/20/98              $12,466.71                        $12,091.33                    $12,227.02
10/21/98              $12,435.35                        $12,070.10                    $12,207.34
10/22/98              $12,337.30                        $11,960.44                    $12,171.68
10/23/98              $12,257.77                        $11,884.38                    $12,107.64
10/26/98              $12,398.61                        $11,958.67                    $12,177.50
10/27/98              $12,528.64                        $12,041.80                    $12,332.08
10/28/98              $12,484.83                        $11,960.44                    $12,314.71
10/29/98              $12,557.41                        $12,025.88                    $12,354.37
10/30/98              $12,419.29                        $11,910.91                    $12,257.34
11/2/98               $12,217.32                        $11,769.41                    $12,132.84
11/3/98               $12,256.66                        $11,801.25                    $12,133.54
11/4/98               $12,044.17                        $11,603.14                    $12,007.92
11/5/98               $12,037.13                        $11,583.69                    $12,027.08
11/6/98               $11,862.62                        $11,440.42                    $11,936.79
11/9/98               $12,055.52                        $11,592.53                    $12,056.55
11/10/98              $12,078.18                        $11,592.53                    $12,127.01
11/11/98              $12,078.18                        $11,594.30                    $12,127.01
11/12/98              $12,161.10                        $11,661.51                    $12,162.92
11/13/98              $12,136.98                        $11,634.98                    $12,152.40
11/16/98              $12,112.29                        $11,622.60                    $12,137.19
11/17/98              $12,042.07                        $11,571.31                    $12,123.19
11/18/98              $12,175.42                        $11,662.31                    $12,150.79
11/19/98              $12,173.93                        $11,655.03                    $12,173.28
11/20/98              $12,241.09                        $11,704.17                    $12,193.07
11/23/98              $12,151.22                        $11,645.93                    $12,145.35
11/24/98              $12,199.08                        $11,702.35                    $12,169.37
11/25/98              $12,285.53                        $11,764.23                    $12,206.62
11/27/98              $12,331.48                        $11,804.26                    $12,227.50
11/30/98              $12,522.70                        $11,962.60                    $12,350.72
12/1/98               $12,552.01                        $12,004.46                    $12,388.90
12/2/98               $12,607.40                        $12,057.24                    $12,450.01
12/3/98               $12,617.11                        $12,080.90                    $12,443.57
12/4/98               $12,586.76                        $12,020.84                    $12,379.80
12/7/98               $12,476.50                        $12,020.84                    $12,345.48
12/8/98               $12,607.18                        $12,113.66                    $12,441.10
12/9/98               $12,685.83                        $12,173.72                    $12,493.69
12/10/98              $12,696.54                        $12,190.10                    $12,493.45
12/11/98              $12,548.09                        $12,068.16                    $12,411.78
12/14/98              $12,617.46                        $12,124.58                    $12,449.98
12/15/98              $12,502.50                        $12,035.40                    $12,380.04
12/16/98              $12,520.66                        $12,077.26                    $12,417.70
12/17/98              $12,569.54                        $12,088.18                    $12,436.12
12/18/98              $12,529.04                        $12,066.34                    $12,435.18
12/21/98              $12,427.08                        $11,978.98                    $12,356.97
12/22/98              $12,289.73                        $11,869.78                    $12,263.95
12/23/98              $12,137.56                        $11,742.39                    $12,168.26
12/24/98              $12,097.93                        $11,709.63                    $12,128.89
12/28/98              $12,209.34                        $11,800.63                    $12,214.86
12/29/98              $12,311.45                        $11,886.16                    $12,287.98
12/30/98              $12,355.79                        $11,924.38                    $12,339.97
12/31/98              $12,467.00                        $11,946.22                    $12,333.44

------------------------------------------------------------------------------------------------------------------
                                                                                        TOTAL RETURN
                                                                           ---------------------------------------
                                                                             FISCAL YEAR      SINCE INCEPTION OF
                                                                                ENDED        CONTINUOUS OPERATIONS
                                                                               12-31-98       8-18-97 TO 12-31-98
------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                                                         12.86%              24.67%
Price movement of the 30-year Treasury Bond                                       11.14%              19.46%
Lehman Brothers Long T-Bond Index                                                 13.49%              23.33%
------------------------------------------------------------------------------------------------------------------

THE FUND COMMENCED CONTINUOUS OPERATIONS ON AUGUST 18, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 29, 1997 TO JUNE 5, 1997 1.50%; JUNE 24, 1997 TO JULY 14, 1997 2.20%; AND JULY 29, 1997 TO AUGUST 12, 1997 -3.30%. PAST
PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN BROTHERS LONG TREASURY INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE 30-YEAR TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

THE JUNO FUND

BENCHMARK: INVERSE (OPPOSITE) OF THE PRICE MOVEMENT OF THE CURRENT 30-YEAR U.S. TREASURY BOND

To achieve its objective, Juno attempts to approximate a 100% short position in the Long Treasury Bond. During the fiscal year, the Fund sold Treasury Bond Futures and bought puts on the Treasury Bond Futures traded on the Chicago Board of Trade. The Treasury Bond Futures will usually have a high correlation to the 30-year Treasury Bond, but over the entire period the Fund tended to deviate, to the benefit of shareholders due to a negative compounding effect. Since inception of continuous operations on March 3, 1998, the Juno Fund posted a total return of -8.70% compared to 12.90% total return for the 30-year U.S. Treasury Bond.

         CUMULATIVE FUND PERFORMANCE: MARCH 3, 1998--DECEMBER 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                PRICE MOVEMENT OF            LEHMAN BROTHERS LONG
              JUNO FUND       30 YEAR TREASURY BOND              T BOND INDEX
3/4/98         $10,000.00                    $10,000.00                    $10,000.00
3/5/98         $10,030.78                     $9,958.29                     $9,977.72
3/6/98          $9,982.34                    $10,026.26                    $10,026.74
3/9/98          $9,918.27                    $10,103.51                    $10,089.68
3/10/98         $9,915.55                    $10,100.42                    $10,099.91
3/11/98         $9,879.75                    $10,156.03                    $10,137.08
3/12/98         $9,810.23                    $10,244.09                    $10,207.29
3/13/98         $9,832.32                    $10,207.01                    $10,189.68
3/16/98         $9,793.92                    $10,267.26                    $10,233.23
3/17/98         $9,827.26                    $10,211.65                    $10,201.19
3/18/98         $9,842.36                    $10,190.02                    $10,182.76
3/19/98         $9,845.17                    $10,186.93                    $10,177.15
3/20/98         $9,821.14                    $10,220.92                    $10,199.61
3/23/98         $9,813.58                    $10,220.92                    $10,209.17
3/24/98         $9,814.42                    $10,227.10                    $10,212.76
3/25/98         $9,879.00                    $10,143.67                    $10,157.70
3/26/98         $9,909.22                    $10,122.05                    $10,135.76
3/27/98         $9,915.79                    $10,115.87                    $10,124.91
3/30/98         $9,937.61                    $10,084.97                    $10,103.49
3/31/98         $9,896.66                    $10,143.67                    $10,151.59
4/1/98          $9,854.09                    $10,199.29                    $10,205.43
4/2/98          $9,797.73                    $10,273.44                    $10,265.76
4/3/98          $9,718.30                    $10,372.32                    $10,342.99
4/6/98          $9,761.39                    $10,304.34                    $10,297.30
4/7/98          $9,776.06                    $10,276.53                    $10,280.41
4/8/98          $9,835.25                    $10,194.65                    $10,216.89
4/9/98          $9,818.48                    $10,225.55                    $10,233.33
4/13/98         $9,883.43                    $10,149.85                    $10,176.16
4/14/98         $9,851.36                    $10,193.11                    $10,213.41
4/15/98         $9,822.96                    $10,219.37                    $10,239.03
4/16/98         $9,801.08                    $10,239.46                    $10,251.00
4/17/98         $9,787.73                    $10,224.01                    $10,250.43
4/20/98         $9,833.13                    $10,168.39                    $10,210.37
4/21/98         $9,878.50                    $10,118.96                    $10,172.00
4/22/98         $9,882.78                    $10,117.41                    $10,168.18
4/23/98         $9,901.98                    $10,092.69                    $10,157.67
4/24/98         $9,850.71                    $10,139.04                    $10,186.53
4/27/98        $10,071.54                     $9,962.92                    $10,057.82
4/28/98        $10,079.36                     $9,964.47                    $10,053.76
4/29/98        $10,087.18                     $9,953.65                    $10,052.10
4/30/98         $9,833.47                    $10,126.68                    $10,183.52
5/1/98          $9,815.88                    $10,146.76                    $10,202.94
5/4/98          $9,793.85                    $10,137.49                    $10,208.96
5/5/98          $9,839.05                    $10,098.87                    $10,175.21
5/6/98          $9,801.23                    $10,139.04                    $10,208.81
5/7/98          $9,786.57                    $10,129.77                    $10,206.61
5/8/98          $9,800.90                    $10,095.78                    $10,177.19
5/11/98         $9,892.06                     $9,995.37                    $10,114.93
5/12/98         $9,782.91                    $10,118.96                    $10,199.79
5/13/98         $9,767.26                    $10,135.95                    $10,215.95
5/14/98         $9,794.35                    $10,089.60                    $10,184.72
5/15/98         $9,782.22                    $10,108.14                    $10,192.14
5/18/98         $9,726.51                    $10,174.57                    $10,246.56
5/19/98         $9,732.23                    $10,152.94                    $10,234.30
5/20/98         $9,695.21                    $10,211.65                    $10,282.20
5/21/98         $9,730.29                    $10,157.58                    $10,243.91
5/22/98         $9,720.98                    $10,196.20                    $10,264.75
5/26/98         $9,673.23                    $10,270.35                    $10,322.49
5/27/98         $9,662.92                    $10,302.80                    $10,352.99
5/28/98         $9,648.31                    $10,291.98                    $10,343.95
5/29/98         $9,625.43                    $10,333.69                    $10,377.87
6/1/98          $9,596.43                    $10,372.32                    $10,414.35
6/2/98          $9,607.52                    $10,347.60                    $10,395.03
6/3/98          $9,599.90                    $10,336.78                    $10,393.96
6/4/98          $9,616.24                    $10,319.79                    $10,372.82
6/5/98          $9,578.88                    $10,353.78                    $10,400.30
6/8/98          $9,576.04                    $10,350.69                    $10,413.19
6/9/98          $9,571.43                    $10,344.51                    $10,413.29
6/10/98         $9,475.30                    $10,482.00                    $10,506.90
6/11/98         $9,415.03                    $10,560.79                    $10,580.96
6/12/98         $9,404.37                    $10,554.61                    $10,581.60
6/15/98         $9,357.25                    $10,628.77                    $10,634.46
6/16/98         $9,413.05                    $10,551.52                    $10,579.74
6/17/98         $9,532.21                    $10,417.12                    $10,471.15
6/18/98         $9,466.55                    $10,491.27                    $10,519.09
6/19/98         $9,438.43                    $10,514.44                    $10,544.62
6/22/98         $9,425.55                    $10,543.80                    $10,564.66
6/23/98         $9,386.26                    $10,566.97                    $10,590.40
6/24/98         $9,399.76                    $10,548.43                    $10,576.66
6/25/98         $9,397.44                    $10,549.98                    $10,582.60
6/26/98         $9,372.06                    $10,570.06                    $10,601.76
6/29/98         $9,388.29                    $10,563.88                    $10,601.86
6/30/98         $9,359.67                    $10,594.78                    $10,626.72
7/1/98          $9,354.80                    $10,588.60                    $10,624.19
7/2/98          $9,316.57                    $10,631.86                    $10,659.42
7/6/98          $9,319.51                    $10,662.75                    $10,691.88
7/7/98          $9,317.24                    $10,634.95                    $10,666.78
7/8/98          $9,349.22                    $10,602.50                    $10,636.08
7/9/98          $9,320.49                    $10,624.13                    $10,660.39
7/10/98         $9,329.31                    $10,602.50                    $10,642.10
7/13/98         $9,400.89                    $10,511.35                    $10,583.85
7/14/98         $9,443.42                    $10,457.28                    $10,544.81
7/15/98         $9,435.48                    $10,471.19                    $10,558.84
7/16/98         $9,459.67                    $10,446.47                    $10,534.39
7/17/98         $9,473.75                    $10,414.03                    $10,508.47
7/20/98         $9,431.55                    $10,466.55                    $10,554.52
7/21/98         $9,381.09                    $10,523.71                    $10,603.11
7/22/98         $9,384.04                    $10,505.18                    $10,597.22
7/23/98         $9,357.95                    $10,542.25                    $10,622.54
7/24/98         $9,385.28                    $10,503.63                    $10,606.95
7/27/98         $9,202.90                    $10,482.00                    $10,589.33
7/28/98         $9,441.79                    $10,424.84                    $10,555.07
7/29/98         $9,454.01                    $10,381.59                    $10,523.20
7/30/98         $9,400.16                    $10,437.20                    $10,561.38
7/31/98         $9,395.39                    $10,446.47                    $10,578.27
8/3/98          $9,335.98                    $10,542.25                    $10,647.96
8/4/98          $9,317.54                    $10,563.88                    $10,669.71
8/5/98          $9,320.81                    $10,539.16                    $10,673.32
8/6/98          $9,345.10                    $10,519.08                    $10,654.60
8/7/98          $9,291.88                    $10,594.78                    $10,708.29
8/10/98         $9,287.53                    $10,597.87                    $10,711.62
8/11/98         $9,260.25                    $10,641.12                    $10,753.47
8/12/98         $9,272.14                    $10,611.77                    $10,729.28
8/13/98         $9,303.12                    $10,571.61                    $10,696.32
8/14/98         $9,256.65                    $10,631.86                    $10,753.14
8/17/98         $9,264.76                    $10,621.83                    $10,753.14
8/18/98         $9,270.93                    $10,606.78                    $10,744.35
8/19/98         $9,273.25                    $10,598.43                    $10,736.49
8/20/98         $9,236.56                    $10,680.34                    $10,730.69
8/21/98         $9,188.69                    $10,762.25                    $10,780.74
8/24/98         $9,189.10                    $10,737.18                    $10,863.80
8/25/98         $9,153.40                    $10,812.40                    $10,837.73
8/26/98         $9,129.98                    $10,822.43                    $10,888.13
8/27/98         $9,093.37                    $10,889.30                    $10,902.22
8/28/98         $9,083.46                    $10,929.42                    $10,964.33
8/31/98         $9,042.03                    $11,019.69                    $10,963.34
9/1/98          $9,061.43                    $10,967.87                    $11,052.49
9/2/98          $9,043.59                    $10,949.48                    $11,019.98
9/3/98          $9,007.90                    $11,016.35                    $10,993.64
9/4/98          $8,985.06                    $11,063.15                    $11,059.17
9/8/98          $9,009.32                    $10,944.46                    $11,068.56
9/9/98          $8,967.76                    $11,061.48                    $11,028.00
9/10/98         $8,932.07                    $11,213.60                    $11,114.12
9/11/98         $8,950.89                    $11,131.69                    $11,261.83
9/14/98         $8,945.24                    $11,128.35                    $11,200.09
9/15/98         $8,951.65                    $11,096.59                    $11,167.70
9/16/98         $8,927.94                    $11,156.77                    $11,145.95
9/17/98         $8,916.29                    $11,213.60                    $11,162.09
9/18/98         $8,911.07                    $11,273.78                    $11,238.23
9/21/98         $8,882.57                    $11,310.56                    $11,259.07
9/22/98         $8,867.88                    $11,250.38                    $11,242.34
9/23/98         $8,853.08                    $11,237.01                    $11,217.04
9/24/98         $8,829.36                    $11,272.11                    $11,261.76
9/25/98         $8,815.11                    $11,308.89                    $11,278.93
9/28/98         $8,830.34                    $11,262.08                    $11,296.48
9/29/98         $8,788.53                    $11,350.68                    $11,258.80
9/30/98         $8,758.75                    $11,566.33                    $11,281.50
10/1/98         $8,686.60                    $11,728.48                    $11,471.20
10/2/98         $8,659.77                    $11,797.02                    $11,582.57
10/5/98         $8,585.61                    $12,054.46                    $11,638.68
10/6/98         $8,606.57                    $11,984.25                    $11,752.04
10/7/98         $8,696.45                    $11,833.80                    $11,717.31
10/8/98         $8,969.62                    $11,539.58                    $11,581.95
10/9/98         $9,362.86                    $11,317.25                    $11,351.69
10/12/98        $9,362.86                    $11,230.32                    $11,135.79
10/13/98        $9,313.57                    $11,342.32                    $11,135.79
10/14/98        $9,185.66                    $11,534.57                    $11,136.66
10/15/98        $9,199.91                    $11,497.79                    $11,066.38
10/16/98        $9,098.30                    $11,593.07                    $11,248.36
10/19/98        $9,110.34                    $11,551.28                    $11,351.92
10/20/98        $9,187.77                    $11,427.58                    $11,350.54
10/21/98        $9,202.83                    $11,407.52                    $11,251.12
10/22/98        $9,249.94                    $11,303.87                    $11,233.01
10/23/98        $9,289.48                    $11,231.99                    $11,200.19
10/26/98        $9,203.70                    $11,302.20                    $11,141.27
10/27/98        $9,130.00                    $11,380.77                    $11,205.56
10/28/98        $9,135.46                    $11,303.87                    $11,347.80
10/29/98        $9,086.05                    $11,365.73                    $11,331.81
10/30/98        $9,169.60                    $11,257.07                    $11,368.31
11/2/98         $9,298.81                    $11,123.33                    $11,279.02
11/3/98         $9,272.34                    $11,153.42                    $11,164.46
11/4/98         $9,353.58                    $10,966.20                    $11,165.10
11/5/98         $9,336.90                    $10,947.81                    $11,049.51
11/6/98         $9,429.39                    $10,812.40                    $11,067.14
11/9/98         $9,321.34                    $10,956.17                    $10,984.05
11/10/98        $9,299.23                    $10,956.17                    $11,094.25
11/11/98        $9,299.23                    $10,957.84                    $11,159.09
11/12/98        $9,280.03                    $11,021.36                    $11,192.14
11/13/98        $9,275.70                    $10,996.29                    $11,182.46
11/16/98        $9,282.95                    $10,984.58                    $11,168.46
11/17/98        $9,299.99                    $10,936.11                    $11,155.58
11/18/98        $9,173.51                    $11,022.11                    $11,180.98
11/19/98        $9,168.81                    $11,015.23                    $11,201.67
11/20/98        $9,124.96                    $11,061.67                    $11,219.88
11/23/98        $9,168.48                    $11,006.63                    $11,175.97
11/24/98        $9,144.21                    $11,059.95                    $11,198.08
11/25/98        $9,093.51                    $11,118.44                    $11,232.35
11/27/98        $9,067.46                    $11,156.28                    $11,251.56
11/30/98        $9,010.60                    $11,305.92                    $11,364.94
12/1/98         $9,003.73                    $11,345.48                    $11,400.08
12/2/98         $8,996.87                    $11,395.36                    $11,456.31
12/3/98         $9,003.04                    $11,417.73                    $11,450.39
12/4/98         $9,011.39                    $11,360.96                    $11,391.71
12/7/98         $9,038.61                    $11,360.96                    $11,360.13
12/8/98         $8,966.55                    $11,448.69                    $11,448.11
12/9/98         $8,927.09                    $11,505.45                    $11,496.51
12/10/98        $8,933.27                    $11,520.93                    $11,496.29
12/11/98        $9,005.03                    $11,405.69                    $11,421.14
12/14/98        $8,969.92                    $11,459.01                    $11,456.29
12/15/98        $9,042.35                    $11,374.72                    $11,391.93
12/16/98        $8,993.13                    $11,414.29                    $11,426.58
12/17/98        $8,991.70                    $11,424.61                    $11,443.53
12/18/98        $8,999.35                    $11,403.96                    $11,442.67
12/21/98        $9,071.77                    $11,321.40                    $11,370.70
12/22/98        $9,146.35                    $11,218.20                    $11,285.10
12/23/98        $9,230.70                    $11,097.80                    $11,197.05
12/24/98        $9,264.02                    $11,066.83                    $11,160.82
12/28/98        $9,192.02                    $11,152.84                    $11,239.93
12/29/98        $9,133.04                    $11,233.68                    $11,307.22
12/30/98        $9,112.06                    $11,269.80                    $11,355.05
12/31/98        $9,130.00                    $11,290.44                    $11,349.05

-------------------------------------------------------------------------------------------------------------------
                                                                                                  TOTAL RETURN
                                                                                              ---------------------
                                                                                               SINCE INCEPTION OF
                                                                                              CONTINUOUS OPERATIONS
                                                                                               3-3-98 TO 12-31-98
-------------------------------------------------------------------------------------------------------------------
Juno Fund                                                                                                -8.70%
Price movement of the 30-year Treasury Bond                                                              12.90%
Lehman Brothers Long T-Bond Index                                                                        13.49%
-------------------------------------------------------------------------------------------------------------------

THE FUND COMMENCED CONTINUOUS OPERATIONS ON MARCH 3, 1998. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO JUNE 3, 1997 -1.40%; JUNE 16, 1997 TO JULY 2, 1997 -0.31%; JULY 7, 1997 -0.52%; JULY 24, 1997 TO AUGUST 11,
1997 2.87%; AUGUST 26, 1997 TO OCTOBER 19, 1997 -2.06%; OCTOBER 22, 1997 TO
DECEMBER 11, 1997 -5.16%; JANUARY 19, 1998 TO JANUARY 25, 1998 2.93%; FEBRUARY
1, 1998 TO FEBRUARY 2, 1998 0.45%; FEBRUARY 22, 1998 TO FEBRUARY 24, 1998 1.22%;
AND MARCH 1, 1998 TO MARCH 2, 1998 0.88%. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN BROTHERS LONG TREASURY INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE 30-YEAR TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

                              RYDEX VARIABLE TRUST

                                      NOVA

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1998

--------------------------------------------------------------------------------

                                                           MARKET
                                                            VALUE
                                              SHARES     (NOTE 1)
                                         -----------  -----------
COMMON STOCKS 3.4%
Standard & Poor's Depository Receipts
  (Cost $795,090)                              9,120  $ 1,124,610
                                                      -----------


                                           CONTRACTS
                                         -----------
OPTIONS PURCHASED 36.0%
Call Options on:
  March 1999 S&P 500 Futures Contracts,
    Expiring January 1999, with Strike
    750 (Cost $10,758,628)                        97   12,015,875
                                                      -----------

                                         FACE AMOUNT
                                         -----------
REPURCHASE AGREEMENTS 21.7%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations-(Note 6)
  4.30% 01/04/99                         $ 1,240,537    1,240,537
  4.63% 01/04/99                           1,240,537    1,240,537
  4.75% 01/04/99                           1,240,537    1,240,537
  4.85% 01/04/99                             827,025      827,025
  4.90% 01/04/99                           2,697,085    2,697,085
                                                      -----------
    Total Repurchase Agreements (Cost
      $7,245,721)                                       7,245,721
                                                      -----------
U.S. TREASURY OBLIGATIONS 38.9%
U.S. Treasury Bill 4.37% 01/21/99          1,000,000      997,572
U.S. Treasury Bill 4.375% 01/21/99        12,000,000   11,970,833
                                                      -----------
    Total U.S. Treasury Obligations
      (Cost $12,968,405)                               12,968,405
                                                      -----------
    Total Investments 100% (Cost
      $31,767,844)                                    $33,354,611
                                                      -----------
                                                      -----------

                                                       UNREALIZED
                                           CONTRACTS         GAIN
                                         -----------  -----------
FUTURES CONTRACTS PURCHASED
March 1999 S&P 500 Futures Contracts
  (Underlying Face Amount at Market
  Value $13,077,750)                              42  $   632,635
                                                      -----------
                                                      -----------

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

                                      URSA

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1998

--------------------------------------------------------------------------------

                                                            MARKET
                                                             VALUE
                                          FACE AMOUNT     (NOTE 1)
                                         ------------   ----------
REPURCHASE AGREEMENTS 35.1%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations-- (Note 6)
  4.30% 01/04/99                           $ 46,244     $   46,244
  4.63% 01/04/99                             46,244         46,244
  4.75% 01/04/99                             46,244         46,244
  4.85% 01/04/99                             30,829         30,829
  4.90% 01/04/99                            100,540        100,540
                                                        ----------
    Total Repurchase Agreements (Cost
      $270,101)                                            270,101
                                                        ----------
U.S. TREASURY OBLIGATIONS 64.9%
  U.S. Treasury Bill 4.375% 01/21/99
    (Cost $498,785)                         500,000        498,785
                                                        ----------
    Total Investments 100% (Cost
      $768,886)                                         $  768,886
                                                        ----------
                                                        ----------

------------------------------------------------------------------


                                                        UNREALIZED
                                               SHARES         LOSS
                                         ------------   ----------
COMMON STOCK SOLD SHORT
  Standard & Poor's Depository Receipts
    (Underlying Face Amount at Market
    Value $1,673,969)                        13,575     $  (85,890)
                                                        ----------
                                                        ----------

                                            CONTRACTS
                                         ------------
FUTURES CONTRACTS SOLD SHORT
  March 1999 S&P 500 Futures Contracts
    (Underlying Face Amount at Market
    Value $3,736,500)                            12     $      (84)
                                                        ----------
                                                        ----------

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

                          U.S. GOVERNMENT MONEY MARKET

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1998

--------------------------------------------------------------------------------

                                                           MARKET
                                                            VALUE
                                         FACE AMOUNT     (NOTE 1)
                                         -----------  -----------
U.S. TREASURY OBLIGATIONS 50.5%
U.S. Treasury Bill 4.37% 1/21/99         $ 2,000,000  $ 1,995,145
U.S. Treasury Bill 4.375% 1/21/99         20,000,000   19,951,389
                                                      -----------
    Total U.S. Treasury Obligations
      (Cost $21,946,534)                               21,946,534
                                                      -----------
FEDERAL AGENCY DISCOUNT NOTES 29.8%
  Federal Home Loan Banks 5.03% 1/22/99    5,000,000    4,985,329
  Freddie Mac 5.11% 1/15/99                3,000,000    2,994,038
  Freddie Mac 5.10% 2/03/99                5,000,000    4,976,625
                                                      -----------
    Total Federal Agency Discount Notes
      (Cost $12,955,992)                               12,955,992
                                                      -----------
REPURCHASE AGREEMENTS 19.7%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations-- (Note 6)
  4.30% 01/04/99                           1,462,895    1,462,895
  4.63% 01/04/99                           1,462,895    1,462,895
  4.75% 01/04/99                           1,462,895    1,462,895
  4.85% 01/04/99                             975,263      975,263
  4.90% 01/04/99                           3,180,518    3,180,518
                                                      -----------
    Total Repurchase Agreements (Cost
      $8,544,466)                                       8,544,466
                                                      -----------
    Total Investments 100% (Cost
      $43,446,992)                                    $43,446,992
                                                      -----------
                                                      -----------

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

                                      OTC

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1998

--------------------------------------------------------------------------------

                                                         MARKET
                                                          VALUE
                                            SHARES     (NOTE 1)
                                         ---------  -----------
COMMON STOCKS 94.4%
Microsoft Corp.*                            27,477  $ 3,810,711
Intel Corp.                                 18,546    2,198,860
Cisco Systems, Inc.*                        17,792    1,651,366
MCI Worldcom, Inc.*                         20,578    1,476,472
Dell Computer Corp.*                        14,560    1,065,610
Oracle Corp.*                               11,815      509,543
Sun Microsystems, Inc.*                      4,728      404,835
Amgen, Inc.*                                 3,289      343,906
Tele-Communications, Inc.*                   6,024      333,203
Yahoo! Inc.*                                 1,324      313,705
Amazon.com.*                                   849      272,741
Comcast Corp. Special Class A                4,371      256,523
Qwest Communication, Inc.*                   4,654      232,700
Level 3 Communications, Inc*                 5,090      219,506
3Com Corp.*                                  4,890      219,133
Compuware Corp.*                             2,804      219,063
Costco Companies, Inc.*                      3,017      217,790
Applied Materials, Inc.*                     5,091      217,322
HBO & Company                                7,319      209,964
Ascend Communications, Inc.*                 3,108      204,351
Staples, Inc.*                               4,605      201,181
Network Associates, Inc.*                    2,967      196,564
Tellabs, Inc.*                               2,859      196,020
Cintas Corp.                                 2,581      181,799
Linear Technology Corp.                      2,013      180,289
Paychex, Inc.                                3,347      172,161
BMC Software, Inc.*                          3,772      168,090
Chancellor Media Corp.*                      3,482      166,701
Nextel Communications, Inc.*                 7,026      165,989
Ericsson (LM) Tel-Sp ADR                     6,930      165,887
Altera Corp.*                                2,723      165,763

                                                         MARKET
                                                          VALUE
                                            SHARES     (NOTE 1)
                                         ---------  -----------
Maxim Integrated Products, Inc.*             3,671  $   160,377
Novell, Inc.*                                8,587      155,639
PanAmSat Corp.*                              3,975      154,777
Netscape Communications Corp.*               2,536      154,062
Biogen, Inc.*                                1,842      152,886
Apple Computer, Inc.*                        3,697      151,346
Nordstrom, Inc.                              4,226      146,589
Starbucks Corp.*                             2,434      136,608
Immunex Corp New*                            1,080      135,878
Chiron Corp.*                                4,928      129,052
Bed Bath and Beyond Inc.*                    3,716      126,809
Xilinx, Inc.*                                1,912      124,519
Peoplesoft, Inc.*                            6,519      123,454
American Power Conversion Corp.*             2,511      121,627
Biomet, Inc.                                 3,010      121,153
Parametric Technology Corp.*                 7,363      119,649
ADC Telecommunications, Inc.*                3,387      117,698
Quintiles Transnational Corp.*               2,172      115,931
Intuit Inc*                                  1,503      108,968
Fiserv Inc.*                                 2,069      106,450
Genzyme Corp.*                               2,032      101,092
Citrix Systems Inc*                          1,031      100,071
Concord EFS, Inc.*                           2,286       96,869
USA Networks, Inc.*                          2,903       96,162
KLA-Tencor Corp.*                            2,159       93,647
Qualcomm, Inc.*                              1,733       89,791
Quantum Corp.*                               4,172       88,655
Synopsys Inc                                 1,589       86,203
Sanmina Corp.*                               1,236       77,250
Vitesse Semiconductor Corp.*                 1,667       76,057

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

                                      OTC

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               December 31, 1998

--------------------------------------------------------------------------------

                                                         MARKET
                                                          VALUE
                                            SHARES     (NOTE 1)
                                         ---------  -----------
Paccar, Inc.                                 1,832  $    75,341
NTL Inc*                                     1,315       74,215
Electronic Arts, Inc.*                       1,289       72,345
Jacor Communications, Inc.*                  1,123       72,293
Smurfit Stone Container Corp.                4,523       71,520
Centocor, Inc.*                              1,468       66,244
Sigma Aldrich Corp.                          2,251       66,123
Veritas Software Corp.*                      1,035       62,035
Molex Inc*                                   1,597       60,886
Adobe Systems, Inc.                          1,269       59,326
Apollo Group*                                1,573       53,285
Dollar Tree Stores, Inc.*                    1,139       49,760
Pacificare Health System                       590       46,905
                                                         MARKET
                                                          VALUE
                                            SHARES     (NOTE 1)
                                         ---------  -----------
Reuters Group, PLC, Sponsored ADR              631  $    39,990
McCormick & Company, Inc.                    1,176       39,764
Northwest Airlines Corp.*                    1,505       38,472
Fore Systems, Inc*                           2,073       37,962
Electronics for Imaging, Inc.*                 931       37,240
Adaptec, Inc.*                               1,992       34,985
Atmel Corp.*                                 1,731       26,506
Cambridge Technology Partners, Inc.*           999       22,103
                                                    -----------
    Total Common Stocks (Cost
      $15,712,771)                                  $21,014,317
                                                    -----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

                                      OTC

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               December 31, 1998

--------------------------------------------------------------------------------

                                                                       MARKET
                                                                        VALUE
                                                    FACE AMOUNT      (NOTE 1)
                                                    -----------   -----------
REPURCHASE AGREEMENTS 5.6%
Repurchase Agreements Collateralized by U.S.
  Treasury Obligations-- (Note 6)
  4.30% 01/04/99                                     $215,038     $   215,038
  4.63% 01/04/99                                      215,038         215,038
  4.75% 01/04/99                                      215,038         215,038
  4.85% 01/04/99                                      143,359         143,359
  4.90% 01/04/99                                      467,520         467,520
                                                                  -----------
    Total Repurchase Agreements (Cost $1,255,993)                   1,255,993
                                                                  -----------
    Total Investments 100% (Cost $16,968,764)                     $22,270,310
                                                                  -----------
                                                                  -----------

-----------------------------------------------------------------------------


                                                                   UNREALIZED
                                                      CONTRACTS          GAIN
                                                    -----------   -----------
FUTURES CONTRACTS PURCHASED
March 1999 Nasdaq 100 Future Contracts (Underlying
  Face Amount at Market Value $927,000)                     5     $    71,715
                                                                  -----------
                                                                  -----------

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

                                PRECIOUS METALS

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1998

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                          SHARES      (NOTE 1)
                                         -------  ------------
COMMON STOCKS 64.2%
Mining and Precious Metals Stocks
  Barrick Gold Corp.                      20,016   $   390,312
  Newmont Mining Corp.                     8,308       150,063
  Placer Dome, Inc.                       12,423       142,865
  Homestake Mining Co.                    11,876       109,111
  Freeport-McMoRan Copper & Gold, Inc.,
    Class B                                8,225        85,848
  Ashanti Goldfields Company, Ltd.,
    Sponsored ADR                          5,369        50,334
  Battle Mountain Gold Co., Class A       11,419        47,103
  Getchell Gold Corp.                      1,530        41,693
  Hecla Mining Co.*                        2,738         9,925
  Coeur d'Alene Mines Corp.                1,088         5,033
                                                  ------------
    Total Common Stocks (Cost $990,817)              1,032,287
                                                  ------------


                                            FACE
                                          AMOUNT
                                         -------
REPURCHASE AGREEMENTS 12.5%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations--(Note 6)
  4.30% 01/04/99                         $34,242        34,242
  4.63% 01/04/99                          34,242        34,242
  4.75% 01/04/99                          34,242        34,242
  4.85% 01/04/99                          22,828        22,828
  4.90% 01/04/99                          74,446        74,446
                                                  ------------
    Total Repurchase Agreements (Cost
      $200,000)                                        200,000
                                                  ------------

                                         CONTRACTS
                                         -------
OPTIONS PURCHASED 23.3%
Call Options On:
  XAU Index, Expiring January 1999,
    with Strike 50
    (Cost $367,595)                          240       375,000
                                                  ------------
    Total Investments 100% (Cost
      $1,558,412)                                  $ 1,607,287
                                                  ------------
                                                  ------------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

                              U.S. GOVERNMENT BOND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1998

--------------------------------------------------------------------------------

                                                           MARKET
                                               FACE         VALUE
                                             AMOUNT      (NOTE 1)
                                         ----------  ------------
U.S. TREASURY OBLIGATIONS 92.0%
U.S. Treasury Bond 5.25% due 11/15/28
  (Cost $4,565,159)                      $4,435,000   $ 4,548,636
                                                     ------------


                                          CONTRACTS
                                         ----------
OPTIONS PURCHASED 7.9%
Call Options On:
  March 1999 U.S. Treasury Bond Futures
    Contracts,
    Expiring February 1999, with Strike
    100 (Cost $393,117)                          14       388,937
                                                     ------------

                                               FACE
                                             AMOUNT
                                         ----------
REPURCHASE AGREEMENTS 0.1%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations-- (Note 6)
  4.30% 01/04/99                         $    1,044         1,044
  4.63% 01/04/99                              1,044         1,044
  4.75% 01/04/99                              1,044         1,044
  4.85% 01/04/99                                697           697
  4.90% 01/04/99                              2,270         2,270
                                                     ------------
    Total Repurchase Agreements (Cost
      $6,099)                                               6,099
                                                     ------------
    Total Investments 100% (Cost
      $4,964,375)                                     $ 4,943,672
                                                     ------------
                                                     ------------

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

                                      JUNO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1998

--------------------------------------------------------------------------------

                                                         MARKET
                                                          VALUE
                                          CONTRACTS    (NOTE 1)
                                         ----------   ---------
OPTIONS PURCHASED 100.0%
Put options on:
  March 1999 U.S. Treasury Bond Futures
    Contracts, Expiring February 1999,
    with Strike 130 (Cost $2,384)              1        $ 3,281
                                                      ---------
                                                      ---------

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                               December 31, 1998

--------------------------------------------------------------------------------

                                                                           U.S.
                                                                     GOVERNMENT
                                                NOVA        URSA   MONEY MARKET
                                         -----------  ----------  -------------
ASSETS
  Repurchase Agreements                  $ 7,245,721  $  270,101   $  8,544,466
  Investment Securities                   26,108,890     498,785     34,902,526
                                         -----------  ----------  -------------
  Securities at Market Value (Note
    1)--See Accompanying Schedules        33,354,611     768,886     43,446,992
  Cash at Custodian Bank                          --     107,052             --
  Investment Income Receivable                 4,523          35          1,120
  Segregated Cash with Broker                     --     438,032             --
  Receivable for Shares Purchased                 --   4,313,985         27,937
  Receivable--Short Sales Open                    --   1,588,078             --
  Unamortized Organization Costs (Note
    1)                                        89,439      78,943         92,804
  Other Assets                                47,723          --             --
                                         -----------  ----------  -------------
    Total Assets                          33,496,296   7,295,011     43,568,853
                                         -----------  ----------  -------------
LIABILITIES
  Short Sale at Market Value                      --   1,673,969             --
  Payable for Shares Redeemed              4,107,988          --      2,478,912
  Organizational Expense Payable to
    Advisor (Note 1)                          93,141      79,376         99,659
  Payable to Advisor, Net (Note 7)            32,129       3,892         12,160
  Payable to Servicer, Net (Note 7)            5,344         583          7,398
  Other Liabilities                               --      28,211             97
                                         -----------  ----------  -------------
    Total Liabilities                      4,238,602   1,786,031      2,598,226
                                         -----------  ----------  -------------
NET ASSETS                               $29,257,694  $5,508,980   $ 40,970,627
                                         -----------  ----------  -------------
                                         -----------  ----------  -------------
Shares Outstanding                         1,842,133     874,307     40,970,627
                                         -----------  ----------  -------------
                                         -----------  ----------  -------------
Net Asset Value                               $15.88       $6.30          $1.00
                                         -----------  ----------  -------------
                                         -----------  ----------  -------------

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                               December 31, 1998

--------------------------------------------------------------------------------

                                                                        U.S.
                                                        PRECIOUS  GOVERNMENT
                                                 OTC      METALS        BOND      JUNO
                                         -----------  ----------  ----------  --------
ASSETS
  Repurchase Agreements                  $ 1,255,993  $  200,000  $    6,099        --
  Investment Securities                   21,014,317   1,407,287   4,937,573  $  3,281
                                         -----------  ----------  ----------  --------
  Securities at Market Value (Note
    1)--See Accompanying Schedules        22,270,310   1,607,287   4,943,672     3,281
  Cash at Custodian Bank                          --     250,001          --    62,947
  Receivable from Advisor, Net (Note 7)       18,119          --       4,018     2,637
  Receivable for Shares Purchased            662,487   1,528,133      49,203        --
  Investment Income Receivable                 2,543          26      30,485        --
  Segregated Cash with Broker                 20,213          --          --        --
  Unamortized Organization Costs (Note
    1)                                        85,852      78,810      80,216    78,700
  Other Assets                                13,500          --         423        --
                                         -----------  ----------  ----------  --------
    Total Assets                          23,073,024   3,464,257   5,108,017   147,565
                                         -----------  ----------  ----------  --------
LIABILITIES
  Payable for Securities Purchased           942,790     689,061      51,644        --
  Organization Expense Payable to
    Advisor (Note 1)                          88,956      79,025      80,748    78,726
  Payable to Advisor, Net (Note 7)                --         682          --        --
  Payable to Servicer, Net (Note 7)            3,414         459       2,909        39
  Other Liabilities                              182          --          --        --
                                         -----------  ----------  ----------  --------
    Total Liabilities                      1,035,342     769,227     135,301    78,765
                                         -----------  ----------  ----------  --------
NET ASSETS                               $22,037,682  $2,695,030  $4,972,716  $ 68,800
                                         -----------  ----------  ----------  --------
                                         -----------  ----------  ----------  --------
Shares Outstanding                         1,126,102     464,174     374,471     8,187
                                         -----------  ----------  ----------  --------
                                         -----------  ----------  ----------  --------
Net Asset Value                               $19.57       $5.81      $13.28     $8.40
                                         -----------  ----------  ----------  --------
                                         -----------  ----------  ----------  --------

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                    Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                           U.S.
                                                                     GOVERNMENT
                                               NOVA         URSA   MONEY MARKET
                                         ----------  -----------  -------------
INVESTMENT INCOME
  Interest                               $  558,197  $   254,034    $1,497,911
  Dividends                                  12,912           --            --
                                         ----------  -----------  -------------
    Total Income                            571,109      254,034     1,497,911
                                         ----------  -----------  -------------
EXPENSES
  Advisory Fees (Note 7)                    121,583       51,240       141,889
  Tactical Allocation Fees (Note 7)          40,528       14,234        56,756
  Mortality and Expense Risk Fee (Note
    5)                                      151,616       64,878       271,471
  Organizational Expenses                    41,355       15,149        71,421
  Administration Fees (Note5)                18,194        7,785        32,577
  Custodian Fees                             34,392       13,152        59,215
  Portfolio Accounting Expenses              14,168        5,453        24,502
  Legal Expenses                             57,962       22,309       100,238
  Miscellaneous                              52,347       18,983        90,291
                                         ----------  -----------  -------------
    Total Expenses                          532,145      213,183       848,360
    Less Expenses Waived and Reimbursed
      by Investment Advisor and
      Servicer                                5,691        9,572        90,266
                                         ----------  -----------  -------------
    Net Expenses                            526,454      203,611       758,094
                                         ----------  -----------  -------------
Net Investment Income                        44,655       50,423       739,817
                                         ----------  -----------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities                     339,280         (363)           --
  Futures Contracts                       1,061,135     (966,091)           --
  Securities Sold Short                          --     (692,631)           --
                                         ----------  -----------  -------------
    Total Net Realized Gain (Loss)        1,400,415   (1,659,085)           --
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities                   1,463,967           --            --
  Futures Contracts                         556,517       13,744            --
  Securities Sold Short                          --      (22,395)           --
                                         ----------  -----------  -------------
    Total Unrealized Appreciation
      (Depreciation)                      2,020,484       (8,651)           --
                                         ----------  -----------  -------------
    Net Gain (Loss) on Investments        3,420,899   (1,667,736)           --
                                         ----------  -----------  -------------
Net Increase (Decrease) in Net Assets
  from Operations                        $3,465,554  $(1,617,313)   $  739,817
                                         ----------  -----------  -------------
                                         ----------  -----------  -------------

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                    Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                OTC   PRECIOUS METALS    U.S. GOVERNMENT BOND             JUNO
                                         ----------  ----------------   ---------------------   --------------
INVESTMENT INCOME
  Interest                               $   29,865      $     965             $ 92,477         $        9,190
  Dividends                                   8,751          8,221                   --                     --
                                         ----------  ----------------          --------         --------------
    Total Income                             38,616          9,186               92,477                  9,190
                                         ----------  ----------------          --------         --------------
EXPENSES
  Advisory Fees (Note7)                      96,378          7,503                9,985                  1,600
  Tactical Allocation Fees (Note7)           25,701          2,001                3,994                    445
  Mortality and Expense Risk Fee
    (Note5)                                 119,669          9,169               16,279                  1,918
  Organizational Expenses                    30,171          2,745                4,595                    520
  Administration Fees (Note5)                14,360          1,100                1,954                    230
  Custodian Fees                             37,656          3,424                4,448                    488
  Portfolio Accounting Expenses              11,419            876                1,695                    162
  Legal Expenses                             46,718          3,585                6,933                    663
  Miscellaneous                              14,150          3,489                4,296                  4,093
                                         ----------  ----------------          --------         --------------
    Total Expenses                          396,222         33,892               54,179                 10,119
    Less Expenses Waived and Reimbursed
      by Investment Advisor and
      Servicer                                   --          1,612                   --                  3,864
                                         ----------  ----------------          --------         --------------
    Net Expenses                            396,222         32,280               54,179                  6,255
                                         ----------  ----------------          --------         --------------
Net Investment Income (Loss)               (357,606)       (23,094)              38,298                  2,935
                                         ----------  ----------------          --------         --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities                   2,789,563       (355,959)             (25,441)                (4,516)
  Written Options                            39,592             --                   --                     --
  Futures Contracts                         170,088             --                   --                (15,415)
                                         ----------  ----------------          --------         --------------
    Total Net Realized Gain (Loss)        2,999,243       (355,959)             (25,441)               (19,931)
Net Change in Unrealized Appreciation/
  (Depreciation) on:
  Investment Securities                   5,411,141          8,971              (37,336)                   897
  Written Options                            (3,794)            --                   --                     --
  Futures Contracts                          71,715             --                   --                     --
                                         ----------  ----------------          --------         --------------
    Total Unrealized Appreciation/
      (Depreciation)                      5,479,062          8,971              (37,336)                   897
                                         ----------  ----------------          --------         --------------
    Net Gain (Loss) on Investments        8,478,305       (346,988)             (62,777)               (19,034)
                                         ----------  ----------------          --------         --------------
Net Increase (Decrease) in Net Assets
  from Operations                        $8,120,699      $(370,082)            $(24,479)        $      (16,099)
                                         ----------  ----------------          --------         --------------
                                         ----------  ----------------          --------         --------------

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                           NOVA                                       URSA
                                         ----------------------------------------   ----------------------------------------
                                                 YEAR ENDED          PERIOD ENDED           YEAR ENDED          PERIOD ENDED
                                          DECEMBER 31, 1998    DECEMBER 31, 1997*    DECEMBER 31, 1998    DECEMBER 31, 1997*
                                         ------------------   -------------------   ------------------   -------------------
CHANGES FROM OPERATIONS
  Net Investment Income (Loss)               $    44,655          $    25,410           $    50,423           $   (3,330)
  Net Realized Gain (Loss) on
    Investments                                1,400,415              112,377            (1,659,085)            (254,521)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments              2,020,484              198,918                (8,651)             (77,323)
                                         ------------------   -------------------   ------------------   -------------------
  Net Increase (Decrease) in Net Assets
    from Operations                            3,465,554              336,705            (1,617,313)            (335,174)
                                         ------------------   -------------------   ------------------   -------------------
Net Increase in Net Assets from Shares
  Transactions (Note 10)                      15,344,104           10,111,331             4,247,449            3,214,018
                                         ------------------   -------------------   ------------------   -------------------
  Net Increase in Net Assets                  18,809,658           10,448,036             2,630,136            2,878,844
                                         ------------------   -------------------   ------------------   -------------------
NET ASSETS--Beginning of Period               10,448,036                   --             2,878,844                   --
                                         ------------------   -------------------   ------------------   -------------------
NET ASSETS--End of Period                    $29,257,694          $10,448,036           $ 5,508,980           $2,878,844
                                         ------------------   -------------------   ------------------   -------------------
                                         ------------------   -------------------   ------------------   -------------------

* COMMENCEMENT OF OPERATIONS: MAY 7, 1997--NOVA AND URSA
See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               U.S. GOVERNMENT MONEY MARKET                           OTC
                                         ----------------------------------------   ----------------------------------------
                                                 YEAR ENDED          PERIOD ENDED           YEAR ENDED          PERIOD ENDED
                                          DECEMBER 31, 1998    DECEMBER 31, 1997*    DECEMBER 31, 1998    DECEMBER 31, 1997*
                                         ------------------   -------------------   ------------------   -------------------
CHANGES FROM OPERATIONS
  Net Investment Income (Loss)               $   739,817          $   221,638           $  (357,606)          $  (15,375)
  Net Realized Gain (Loss) on
    Investments                                       --                   --             2,999,243              (81,503)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                     --                   --             5,479,062             (105,801)
                                         ------------------   -------------------   ------------------   -------------------
    Net Increase (Decrease) in Net
      Assets from Operations                     739,817              221,638             8,120,699             (202,679)
                                         ------------------   -------------------   ------------------   -------------------
Distributions to Shareholders from
  Net Investment Income                         (215,212)                  --                    --                   --
Net Increase in Net Assets from Shares
  Transactions (Note 10)                      22,542,650           17,681,734            11,549,578            2,570,084
                                         ------------------   -------------------   ------------------   -------------------
    Net Increase in Net Assets                23,067,255           17,903,372            19,670,277            2,367,405
                                         ------------------   -------------------   ------------------   -------------------
NET ASSETS--Beginning of Period               17,903,372                   --             2,367,405                   --
                                         ------------------   -------------------   ------------------   -------------------
NET ASSETS--End of Period                    $40,970,627          $17,903,372           $22,037,682           $2,367,405
                                         ------------------   -------------------   ------------------   -------------------
                                         ------------------   -------------------   ------------------   -------------------

* COMMENCEMENT OF OPERATIONS: MAY 7,1997--U.S. GOVERNMENT MONEY MARKET AND OTC See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     PRECIOUS METALS                          U.S. GOVERNMENT BOND
                                         ----------------------------------------   ----------------------------------------
                                                 YEAR ENDED          PERIOD ENDED           YEAR ENDED          PERIOD ENDED
                                          DECEMBER 31, 1998    DECEMBER 31, 1997*    DECEMBER 31, 1998    DECEMBER 31, 1997*
                                         ------------------   -------------------   ------------------   -------------------
CHANGES FROM OPERATIONS
  Net Investment Income (Loss)               $  (23,094)           $  (5,585)           $   38,298             $  5,858
  Net Realized Gain (Loss) on
    Investments                                (355,959)            (365,727)              (25,441)              14,916
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                 8,971               39,904               (37,336)              16,633
                                         ------------------       ----------        ------------------       ----------
    Net Increase (Decrease) in Net
      Assets from Operations                   (370,082)            (331,408)              (24,479)              37,407
                                         ------------------       ----------        ------------------       ----------
Distributions to Shareholders from
  Net Investment Income                              --                   --               (18,864)                  --
Net Increase in Net Assets from Shares
  Transactions (Note 10)                      2,547,202              849,318             4,124,040              854,612
                                         ------------------       ----------        ------------------       ----------
    Net Increase in Net Assets                2,177,120              517,910             4,080,697              892,019
                                         ------------------       ----------        ------------------       ----------
NET ASSETS--Beginning of Period                 517,910                   --               892,019                   --
                                         ------------------       ----------        ------------------       ----------
NET ASSETS--End of Period                    $2,695,030            $ 517,910            $4,972,716             $892,019
                                         ------------------       ----------        ------------------       ----------
                                         ------------------       ----------        ------------------       ----------

* COMMENCEMENT OF OPERATIONS: MAY 29, 1997--PRECIOUS METALS AND U.S. GOVERNMENT BOND
See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                           JUNO
                                         ----------------------------------------
                                                 YEAR ENDED          PERIOD ENDED
                                          DECEMBER 31, 1998    DECEMBER 31, 1997*
                                         ------------------   -------------------
CHANGES FROM OPERATIONS
  Net Investment Income                       $  2,935              $  6,316
  Net Realized (Loss) on Investments           (19,931)              (26,480)
  Net Change in Unrealized Appreciation
    of Investments                                 897                    --
                                              --------              --------
    Net (Decrease) in Net Assets from
      Operations                               (16,099)              (20,164)
                                              --------              --------
Net Increase in Net Assets from Shares
  Transactions (Note 10)                        84,899                20,164
                                              --------              --------
    Net Increase in Net Assets                  68,800                    --
                                              --------              --------
NET ASSETS--Beginning of Period                     --                    --
                                              --------              --------
NET ASSETS--End of Period                     $ 68,800              $     --
                                              --------              --------
                                              --------              --------

* COMMENCEMENT OF OPERATIONS: MAY 7, 1997--JUNO
See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     NOVA                                       URSA
                                         ----------------------------   ----------------------------------------------------
                                                  YEAR         PERIOD     YEAR ENDED       JUNE 10,     MAY 24,       MAY 7,
                                                 ENDED          ENDED          ENDED        1997 TO     1997 TO      1997 TO
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     JUNE 3,      MAY 21,
                                                  1998          1997*           1998          1997+       1997+       1997+*
                                         -------------   ------------   ------------   ------------   ---------   ----------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF PERIOD        $ 12.21      $    10.00     $     8.07     $     9.36     $    9.57   $    10.00
                                         -------------   ------------   ------------   ------------   ---------   ----------
  Net Investment Income (Loss)                  .04             .07            .06           (.01)          .00         (.04)
  Net Realized and Unrealized Gains
    (Losses) on Securities                     3.63            2.14          (1.83)         (1.28)          .01         (.33)
                                         -------------   ------------   ------------   ------------   ---------   ----------
  Net Increase (Decrease) in Net Asset
    Value                                      3.67            2.21          (1.77)         (1.29)          .01         (.37)
                                         -------------   ------------   ------------   ------------   ---------   ----------
NET ASSET VALUE--END OF PERIOD              $ 15.88      $    12.21     $     6.30     $     8.07     $    9.58   $     9.63
                                         -------------   ------------   ------------   ------------   ---------   ----------
                                         -------------   ------------   ------------   ------------   ---------   ----------
TOTAL INVESTMENT RETURN                      30.06%                       (21.93)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                              3.26%           9.09%**        3.76%          9.21%**      85.10%**     13.62%**
  Net Expenses                                3.22%           2.80%**        3.59%          2.90%**       2.90%**      2.90%**
  Net Investment Income (Loss)                0.27%           0.91%**        0.89%        (0.27)%**       2.76%**   (10.05)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                       0%         178.34%             0%             0%            0%           0%
Net Assets, End of Period (000's
  omitted)                                  $29,258      $   10,448     $    5,509     $    2,879     $      --   $       --

    *  COMMENCEMENT OF OPERATIONS: NOVA AND URSA--MAY 7, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
    + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.
   ++ THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                U.S. GOVERNMENT
                                                 MONEY MARKET                        OTC                     PRECIOUS METALS
                                         -----------------------------   ---------------------------   ---------------------------
                                            YEAR ENDED    PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED
                                          DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                  1998           1997*           1998          1997*           1998          1997*
                                         -------------   -------------   ------------   ------------   ------------   ------------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF PERIOD        $ 10.32         $ 10.00      $    10.65     $    10.00     $     7.02     $    10.00
                                         -------------   -------------   ------------   ------------   ------------   ------------
  Net Investment Income (Loss)                  .08             .31            (.40)          (.09)          (.16)          (.11)
  Net Realized and Unrealized Gains
    (Losses) on Securities                      .00             .01            9.32            .74          (1.05)         (2.87)
                                         -------------   -------------   ------------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations             .08             .32            8.92            .65          (1.21)         (2.98)
  Dividends to Shareholders from Net
    Investment Income                          (.01)            .00             .00            .00            .00            .00
  Adjustment due to Reorganization
    (Note 1)                                  (9.39)            .00             .00            .00            .00            .00
                                         -------------   -------------   ------------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Asset
    Value                                     (9.32)            .32            8.92            .65          (1.21)         (2.98)
                                         -------------   -------------   ------------   ------------   ------------   ------------
NET ASSET VALUE--END OF PERIOD              $  1.00         $ 10.32      $    19.57     $    10.65     $     5.81     $     7.02
                                         -------------   -------------   ------------   ------------   ------------   ------------
                                         -------------   -------------   ------------   ------------   ------------   ------------
TOTAL INVESTMENT RETURN                       2.22%                          83.76%                      (17.24)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                              2.99%           6.82%**         2.96%          9.07%**        3.39%          9.76%**
  Net Expenses                                2.67%           2.20%**         2.96%          2.80%**        3.23%          2.80%**
  Net Investment Income (Loss)                2.61%           3.34%**       (2.67)%        (1.22)%**      (2.31)%        (2.19)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                       0%              0%        1077.49%        449.91%       1739.23%        913.83%
Net Assets, End of Period (000's
  omitted)                                  $40,971         $17,903      $   22,038     $    2,367     $    2,695     $      518

    * COMMENCEMENT OF OPERATIONS: U.S. GOVERNMENT MONEY MARKET AND OTC--MAY 7, 1997; PRECIOUS METALS--MAY 29, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
   ++ THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              U.S. GOVERNMENT BOND
                                         --------------------------------------------------------------
                                                          AUGUST 18,     JULY 29,   JUNE 24,    MAY 29,
                                           YEAR ENDED        1997 TO      1997 TO    1997 TO    1997 TO
                                         DECEMBER 31,   DECEMBER 31,   AUGUST 12,   JULY 14,    JUNE 5,
                                                 1998          1997+        1997+      1997+     1997+*
                                         ------------   ------------   ----------   --------   --------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF PERIOD     $    11.82     $    10.70     $  10.92     $ 10.44     $10.00
                                         ------------   ------------   ----------   --------   --------
  Net Investment Income                         .24            .15          .02         .10        .00
  Net Realized and Unrealized Gains
    (Losses) on Securities                     1.28            .97         (.38)        .13        .15
                                         ------------   ------------   ----------   --------   --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations            1.52           1.12         (.36)        .23        .15
  Dividends to Shareholders from Net
    Investment Income                          (.06)           .00          .00         .00        .00
                                         ------------   ------------   ----------   --------   --------
  Net Increase (Decrease) in Net Asset
    Value                                      1.46           1.12         (.36)        .23        .15
                                         ------------   ------------   ----------   --------   --------
NET ASSET VALUE--END OF PERIOD           $    13.28     $    11.82     $  10.56     $ 10.67     $10.15
                                         ------------   ------------   ----------   --------   --------
                                         ------------   ------------   ----------   --------   --------
TOTAL INVESTMENT RETURN                      12.86%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                              2.71%          8.47%**     49.63%**    12.68%**    5.43%**
  Net Expenses                                2.71%          2.40%**      2.40%**     2.40%**    2.40%**
  Net Investment Income                       1.92%          3.49%**      3.80%**     7.94%**    1.86%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                 1462.79%        760.78%           0%          0%         0%
Net Assets, End of Period (000's
  omitted)                               $    4,973     $      892     $     --     $    --     $   --

    *  COMMENCEMENT OF OPERATIONS: U. S. GOVERNMENT BOND--MAY 29, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
    + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.
   ++ THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         JUNO
                                         --------------------------------------------------------------------
                                             MARCH 3,     MARCH 1,   FEBRUARY 22,   FEBRUARY 1,   JANUARY 19,
                                              1998 TO      1998 TO        1998 TO       1998 TO       1998 TO
                                         DECEMBER 31,     MARCH 2,   FEBRUARY 24,   FEBRUARY 2,   JANUARY 25,
                                                1998+        1998+          1998+         1998+         1998+
                                         ------------   ----------   ------------   -----------   -----------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF PERIOD     $     9.20     $     9.09   $    9.03      $    8.98     $    8.88
                                         ------------   ----------   ------------   -----------   -----------
  Net Investment Income (Loss)                 (.05)           .00         .00            .00           .00
  Net Realized and Unrealized Gains
    (Losses) on Securities                     (.75)           .08         .11            .04           .26
                                         ------------   ----------   ------------   -----------   -----------
  Net Increase (Decrease) in Net Asset
    Value                                      (.80)           .08         .11            .04           .26
                                         ------------   ----------   ------------   -----------   -----------
NET ASSET VALUE--END OF PERIOD           $     8.40     $     9.17   $    9.14      $    9.02     $    9.14
                                         ------------   ----------   ------------   -----------   -----------
                                         ------------   ----------   ------------   -----------   -----------
TOTAL INVESTMENT RETURN                     (8.70)%          0.88%       1.22%          0.45%         2.93%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                              5.72%**       13.10%**     4.39%**        4.42%**       4.42%**
  Net Expenses                                5.18%**       11.01%**     3.68%**        3.68%**       3.67%**
  Net Investment Income (Loss)              (1.10)%**      (5.32)%**     1.60%**        1.92%**       1.73%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                       0%             0%          0%             0%            0%
Net Assets, End of Period (000's
  omitted)                               $       69     $       --   $      --      $      --     $      --

   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
    + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.
   ++ THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              JUNO
                                         ------------------------------------------------------------------------------
                                           OCTOBER 22,    AUGUST 26,      JULY 24,                JUNE 16,       MAY 7,
                                               1997 TO       1997 TO       1997 TO                 1997 TO      1997 TO
                                          DECEMBER 11,   OCTOBER 19,    AUGUST 11,     JULY 7,     JULY 2,      JUNE 3,
                                                 1997+         1997+         1997+       1997+       1997+       1997+*
                                         -------------   -----------   -----------   ---------   ---------   ----------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF PERIOD        $  9.50      $    9.72       $  9.41     $    9.59     $ 9.71    $    10.00
                                         -------------   -----------   -----------   ---------   ---------   ----------
  Net Investment Income                         .11            .01           .01           .00        .00           .00
  Net Realized and Unrealized Gains
    (Losses) on Securities                     (.60)          (.21)          .26          (.05)      (.03)         (.14)
                                         -------------   -----------   -----------   ---------   ---------   ----------
  Net Increase (Decrease) in Net Asset
    Value                                      (.49)          (.20)          .27          (.05)      (.03)         (.14)
                                         -------------   -----------   -----------   ---------   ---------   ----------
NET ASSET VALUE--END OF PERIOD              $  9.01      $    9.52       $  9.68     $    9.54     $ 9.68    $     9.86
                                         -------------   -----------   -----------   ---------   ---------   ----------
                                         -------------   -----------   -----------   ---------   ---------   ----------
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                             19.73%**        7.88%**       3.23%**     111.10%**    5.71%**       6.13%
  Net Expenses                                2.90%**        2.90%**       2.90%**       2.90%**    2.90%**       2.90%
  Net Investment Income (Loss)                8.68%**        0.80%**       1.50%**       0.74%**    1.29%**     (0.37)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                       0%             0%            0%            0%         0%            0%
Net Assets, End of Period (000's
  omitted)                                  $    --      $      --       $    --     $      --     $   --    $       --

    *  COMMENCEMENT OF OPERATIONS: JUNO--MAY 7, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
    + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.
   ++ THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares. The Trust currently has seven operating Funds: the Nova Fund, the Ursa Fund, the U.S. Government Money Market Fund, the OTC Fund, the Precious Metals Fund, the U.S. Government Bond Fund, and the Juno Fund (collectively the "Funds"), and is managed by Padco Advisors II, Inc. ("PADCO"). Padco Financial Services, Inc. ("PFSI") acts as principal underwriter for the Trust. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

The Trust was organized on June 11, 1998 as a Delaware business trust. Effective November 2, 1998, the assets and fund liabilities of Rydex Advisor Variable Annuity Account (the "Separate Account"), a segregated investment account of Conseco Variable Insurance Company ("CVIC") (formerly Great American Reserve Insurance Company), were transferred to the Trust in exchange for shares of the Funds of the Trust (the "Separate Account Restructuring"). Shares of the Funds (full and fractional) were issued to corresponding subaccounts of the Separate Account. The value of the shares of each Fund, except for U.S. Government Money Market shares which were adjusted to $1.00, were equivalent in value to the value of outstanding accumulation units of the corresponding subaccount. The outstanding shares of the Funds are held in the subaccounts of the Separate Account for variable annuity contracts issued by CVIC.

The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust.

SECURITY VALUATION

Securities listed on an exchange are valued at the latest quoted sales prices as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more securities dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities with less than sixty days to maturity are valued at amortized cost, which approximates market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are generally recorded on the day after the trade is executed. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income and expenses are accrued on a daily basis.

ORGANIZATION COSTS

Deferred organization costs represent expenses incurred and paid on behalf of the Trust by CVIC and PADCO. These expenses, which totaled approximately $821,573, are being reimbursed to CVIC and PADCO by the Trust. These initial costs were allocated to the Funds within the Trust. The Trust is amortizing the total organization costs on a straight line basis over a five year period beginning with the commencement of operations. These amortized costs are then allocated to the Funds daily and reconciled and settled monthly between the Funds on the basis of the relative net assets of each Fund to the total net assets of the Trust. The monthly amortized amount is paid to PADCO and CVIC. An additional $35,000 of organization costs associated with the Separate Account Restructuring were incurred by the Trust and allocated to the Funds. These costs are being amortized over the remaining amortization period of the initial organization costs. At December 31, 1998, accrued organization costs payable by the Trust were $599,631.

OPTIONS AND FUTURES

Upon the purchase of a put option or a call option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

When a Fund writes a call option or a put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When a Fund enters into a closing purchase transaction. The Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
any unrealized gain or loss on the underlying security, and the liability related to the option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchased upon exercise.

Futures contracts provide for the future sale by one party and the future purchase by another party of a specified amount of a specified financial instrument at an agreed upon price, date, time, and place. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

SHORT SALES

The Funds may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market price of the security. A Fund may make short sales to offset a potential decline in a long position or a group of long positions, or if the Fund believes that a decline in the price of a particular security or group of securities is likely.

When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security, and in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the security. The Fund must also pay any dividends or interest payable on the security until the Fund replaces the security.

The Fund's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with the broker, consisting of cash or U.S. Government securities or other securities acceptable to the broker. In addition, with respect to any short sale, other than short sales against the box, the Fund will be required to maintain collateral consisting of cash, cash items, or U.S. Government securities segregated with its custodian, or repurchase agreements allocated to the Fund, in an amount such that the value of the sum of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short. The deposits do not

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
necessarily limit the Fund's potential loss on a short sale, which may exceed the entire amount of the collateral.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a capital gain. Any realized gain will be decreased, and any incurred loss increased, by the amount of transactional costs and any premium, dividend, or interest which the Fund may have to pay in connection with such short sale.

2.  FINANCIAL INSTRUMENTS

As part of its investment program, the Funds may utilize options and futures. The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of options and futures, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate depending upon the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Fund as collateral for options, futures, and securities sold short.

3.  FEDERAL INCOME TAXES

The Trust intends to comply with the provisions of the Internal Revenue code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4.  USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5.  DEDUCTIONS AND EXPENSES

Although periodic retirement payments to contract owners vary according to the investment perfor-mance of the portfolios, such expenses are not affected by expense or mortality experience because CVIC assumes the mortality risk and the expense risk under the contracts.

The mortality risk assumed by CVIC results from the life annuity payment option in the contracts in which CVIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actual determination of expected mortality, CVIC is required to fund any deficiency in the annuity payment reserves from its general account assets.

Prior to the Separate Account Restructuring, a fee equal on an annual basis to 1.25% of the daily value of the Separate Account, was deducted on a daily basis from each subaccount for the mortality and expense risks. These fees were $635,000 for the ten months ended October 31, 1998.

Similarly, an administrative charge, equal on an annual basis to 0.15% of the daily value of the Separate Account, was deducted on a daily basis from each subaccount for contract administrative charges. These fees were $76,200 for the ten months ended October 31, 1998.

Effective November 2, 1998, the above fees became the responsibility of CVIC.

6.  REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in repurchase agreements collateralized by U.S. Treasury obligations. Collateral is in the possession of the Trust's custodian and it is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. As of December 31, 1998, the repurchase agreements with Fuji Securities, PaineWebber, Inc., Salomon Smith Barney, Inc.,

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Prudential Securities, and Lehman Brothers, Inc. in the joint account and the collateral was as follows:

SECURITY TYPE                            RANGE OF RATES    PAR VALUE   MARKET VALUE
---------------------------------------  --------------  -----------  -------------
United States Treasury Notes              4.000%-7.750%  $14,528,000   $ 14,522,380
United States Treasury Bonds                    13.125%  $ 2,540,000   $  3,000,000

Risks arise from the possible delay in recovery of potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. PADCO, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

7.  INVESTMENT ADVISORY AND TACTICAL ALLOCATION SERVICES

Under the terms of an investment advisory contract, the Trust pays PADCO investment advisory fees calculated at an annual percentage rate of one half of one percent (0.50%) of the average daily net assets of the Money Market Fund and the U.S. Government Bond Fund, three-quarters of one percent (0.75%) of the average daily net assets of the Nova Fund, the Precious Metals Fund, and the OTC Fund, and nine-tenths of one percent (0.90%) of the daily average net assets of the Ursa Fund and the Juno Fund.

PADCO Service Company, Inc., (the "Servicer") provides tactical allocation administrative services to the Trust calculated at an annual percentage rate of two-tenths of one percent (0.20%) of the average daily net assets of the Money Market Fund, U.S. Government Bond Fund, Precious Metals Fund, and the OTC Fund; and at an annual rate of one-quarter of one percent (0.25%) of the average daily net assets of the Nova Fund, the Ursa Fund, and the Juno Fund.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund.

PADCO and the Servicer have voluntarily agreed to waive their investment advisory and tactical allocation administrative service fees and, if necessary, to reimburse any Fund expenses which would cause the ratios of expenses to average net assets to exceed 3.60%, 3.70%, 3.00%, 3.60%, 3.60%, 3.20%, and 3.70%
for the Nova, Ursa, Money Market, OTC, Precious Metals, U.S. Government Bond and Juno Funds, respectively, effective January 1, 1998. Effective November 2, 1998, as a result of the transfer of responsibility for mortality and risk fees and contract administration fees to CVIC, these ratios were reduced by 1.40% in each case.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

During the year ended December 31, 1998, the following fees and expenses were waived or reimbursed by PADCO or by the Servicer in the Funds shown:

                                                            TACTICAL    MISCELLANEOUS      TOTAL FEES AND
                                             ADVISORY     ALLOCATION         EXPENSES    EXPENSES WAIVED/
                                          FEES WAIVED    FEES WAIVED       REIMBURSED          REIMBURSED
                                         ------------   ------------   --------------   -----------------
Nova                                        $ 5,691        $    --         $    --           $  5,691
Ursa                                          9,572             --              --              9,572
U.S. Government Money Market                 62,019         20,511           7,736             90,266
OTC                                              --             --              --                 --
Precious Metals                               1,612             --              --              1,612
U.S. Government Bond                             --             --              --                 --
Juno                                            694             --           3,170              3,864
                                         ------------   ------------   --------------   -----------------
Total                                       $79,588        $20,511         $10,906           $111,005
                                         ------------   ------------   --------------   -----------------

Effective October 24, 1997 through October 24, 1999, the Funds are required to reimburse PADCO and the Servicer for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Funds' ratio of expenses to average net assets to exceed the specified rates. In addition to the potential reimbursement of the amounts shown above, fees and expenses waived or reimbursed by PADCO or by the Servicer during the period ended December 31, 1997, totaling $427,757 as previously disclosed, are also subject to reimbursement to PADCO and the Servicer, if the ratio of expenses to average net assets of any Fund drops below the ratio specified for that Fund.

8.  SECURITIES TRANSACTIONS

During the year ended December 31, 1998 purchases and sales of investment securities were:

                                                                  U.S.
                                                            GOVERNMENT                                             U.S.
                                                                 MONEY                         PRECIOUS      GOVERNMENT
                                            NOVA     URSA       MARKET              OTC          METALS            BOND        JUNO
                                         -------  -------  -----------   --------------   -------------   -------------   ---------
Purchases                                $    --  $    --    $    --     $  149,764,328   $  18,910,740   $  22,639,412   $      --
Sales                                    $    --  $    --    $    --     $  139,081,735   $  18,031,591   $  18,759,994   $      --

The transactions shown above exclude short-term and temporary cash investments.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

9.  NET ASSETS

Net assets consisted of the following at December 31, 1998:

                                                                          U.S.
                                                                    GOVERNMENT                                 U.S.
                                                                         MONEY                 PRECIOUS  GOVERNMENT
                                                NOVA         URSA       MARKET          OTC      METALS        BOND      JUNO
                                         -----------  -----------  -----------  -----------  ----------  ----------  --------
Paid-In Capital                          $25,455,435  $ 7,461,467  $40,224,384  $13,694,863  $3,367,841  $4,978,652  $105,063
Undistributed Net Investment Income           70,065       47,093      746,243           --          --     25,292      9,251
Accumulated Net Realized Gain (Loss) on
  Investments                              1,512,792   (1,913,606)          --    2,969,558    (721,686)   (10,525 )  (46,411)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts            2,219,402      (85,974)          --    5,373,261      48,875    (20,703 )      897
                                         -----------  -----------  -----------  -----------  ----------  ----------  --------
Net Assets                               $29,257,694  $ 5,508,980  $40,970,627  $22,037,682  $2,695,030  $4,972,716  $ 68,800
                                         -----------  -----------  -----------  -----------  ----------  ----------  --------
                                         -----------  -----------  -----------  -----------  ----------  ----------  --------

10. SHARE TRANSACTIONS

Transactions in shares for the year ended December 31, 1998 were:

                                                                             U.S.
                                                                       GOVERNMENT                                    U.S.
                                                                            MONEY                   PRECIOUS   GOVERNMENT
                                                 NOVA          URSA        MARKET           OTC       METALS         BOND
                                         ------------  ------------  ------------  ------------  -----------  -----------
Shares Purchased                           30,899,625    38,101,331   131,244,147    12,540,353    2,877,138   1,880,535
Dividend Reinvestment                              --            --       215,212            --           --       1,435
                                         ------------  ------------  ------------  ------------  -----------  -----------
Total Purchased                            30,899,625    38,101,331   131,459,359    12,540,353    2,877,138   1,881,970
Shares Issued for Restructuring*                   --            --    29,078,048            --           --          --
Shares Withdrawn                          (29,913,354)  (37,583,808) (121,301,754)  (11,636,468)  (2,486,791) (1,582,992)
                                         ------------  ------------  ------------  ------------  -----------  -----------
Net Shares Purchased                          986,271       517,523    39,235,653       903,885      390,347     298,978
                                         ------------  ------------  ------------  ------------  -----------  -----------
                                         ------------  ------------  ------------  ------------  -----------  -----------


                                               JUNO
                                         ----------
Shares Purchased                            688,698
Dividend Reinvestment                            --
                                         ----------
Total Purchased                             688,698
Shares Issued for Restructuring*                 --
Shares Withdrawn                           (680,511)
                                         ----------
Net Shares Purchased                          8,187
                                         ----------
                                         ----------

* Additional shares in U.S. Government Money Market Fund were issued as a result of the Separate Account Restructuring on November 2, 1998 (refer to Note 1).

Transactions in shares for the period ended December 31, 1997 were:

                                                                             U.S.
                                                                       GOVERNMENT                                    U.S.
                                                                            MONEY                   PRECIOUS   GOVERNMENT
                                                 NOVA          URSA        MARKET           OTC       METALS         BOND
                                         ------------  ------------  ------------  ------------  -----------  -----------
Shares Purchased                            6,454,734     5,384,612    11,946,671     1,654,828      500,396     358,829
Shares Withdrawn                           (5,598,872)   (5,027,828)  (10,211,697)   (1,432,611)    (426,569)   (283,336)
                                         ------------  ------------  ------------  ------------  -----------  -----------
Net Shares Purchased                          855,862       356,784     1,734,974       222,217       73,827      75,493
                                         ------------  ------------  ------------  ------------  -----------  -----------
                                         ------------  ------------  ------------  ------------  -----------  -----------


                                               JUNO
                                         ----------
Shares Purchased                            683,854
Shares Withdrawn                           (683,854)
                                         ----------
Net Shares Purchased                             --
                                         ----------
                                         ----------

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the year ended December 31, 1998 were:

                                                                                U.S.
                                                                          GOVERNMENT                                       U.S.
                                                                               MONEY                     PRECIOUS    GOVERNMENT
                                                  NOVA           URSA         MARKET            OTC        METALS          BOND
                                         -------------  -------------  -------------  -------------  ------------  ------------
Shares Purchased                         $ 419,952,323  $ 276,426,278  $ 559,383,619  $ 178,243,785  $ 19,872,131  $ 24,089,105
Dividend Reinvestment                               --             --        215,212             --            --        18,864
                                         -------------  -------------  -------------  -------------  ------------  ------------
Total Purchased                            419,952,323    276,426,278    559,598,831    178,243,785    19,872,131    24,107,969
Shares Withdrawn                          (404,608,219)  (272,178,829)  (537,056,181)  (166,694,207)  (17,324,929)  (19,983,929)
                                         -------------  -------------  -------------  -------------  ------------  ------------
Net Shares Purchased                     $  15,344,104  $   4,247,449  $  22,542,650  $  11,549,578  $  2,547,202  $  4,124,040
                                         -------------  -------------  -------------  -------------  ------------  ------------
                                         -------------  -------------  -------------  -------------  ------------  ------------


                                                JUNO
                                         -----------
Shares Purchased                         $ 6,011,996
Dividend Reinvestment                             --
                                         -----------
Total Purchased                            6,011,996
Shares Withdrawn                          (5,927,097)
                                         -----------
Net Shares Purchased                     $    84,899
                                         -----------
                                         -----------

Transactions in dollars for the period ended December 31, 1997 were:

                                                                                U.S.
                                                                          GOVERNMENT                                       U.S.
                                                                               MONEY                     PRECIOUS    GOVERNMENT
                                                  NOVA           URSA         MARKET            OTC        METALS          BOND
                                         -------------  -------------  -------------  -------------  ------------  ------------
Shares Purchased                         $  76,198,580  $  45,239,040  $ 122,126,822  $  18,825,274  $  4,476,176  $  3,840,174
Shares Withdrawn                           (66,087,249)   (42,025,022)  (104,445,088)   (16,255,190)   (3,626,858)   (2,985,562)
                                         -------------  -------------  -------------  -------------  ------------  ------------
Net Shares Purchased                     $  10,111,331  $   3,214,018  $  17,681,734  $   2,570,084  $    849,318  $    854,612
                                         -------------  -------------  -------------  -------------  ------------  ------------
                                         -------------  -------------  -------------  -------------  ------------  ------------


                                                JUNO
                                         -----------
Shares Purchased                         $ 6,578,572
Shares Withdrawn                          (6,558,408)
                                         -----------
Net Shares Purchased                     $    20,164
                                         -----------
                                         -----------

11. NET UNREALIZED APPRECIATION/DEPRECIATION OF SECURITIES

At December 31, 1998 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes were:

                                                                                U.S.
                                                                          GOVERNMENT                                       U.S.
                                                                               MONEY                     PRECIOUS    GOVERNMENT
                                                  NOVA           URSA         MARKET            OTC        METALS          BOND
                                         -------------  -------------  -------------  -------------  ------------  ------------
Gross Unrealized Appreciation            $   1,581,087  $          --  $          --  $   3,061,667  $         --  $         --
Gross Unrealized (Depreciation)                     --        (85,890)            --         (3,013)     (428,501)      (22,604)
                                         -------------  -------------  -------------  -------------  ------------  ------------
Net Unrealized Appreciation/
  (Depreciation)                         $   1,581,087  $     (85,890)            --  $   3,058,654  $   (428,501) $    (22,604)
                                         -------------  -------------  -------------  -------------  ------------  ------------
                                         -------------  -------------  -------------  -------------  ------------  ------------
Cost of Investments for Federal Income
  Tax Purposes                           $  31,773,524  $     768,886  $  43,446,992  $  19,211,656  $  2,035,788  $  4,966,276


                                                JUNO
                                         -----------
Gross Unrealized Appreciation            $       897
Gross Unrealized (Depreciation)                   --
                                         -----------
Net Unrealized Appreciation/
  (Depreciation)                         $       897
                                         -----------
                                         -----------
Cost of Investments for Federal Income
  Tax Purposes                           $     2,384

The cost of investment securities differs for financial statement and tax purposes primarily because of deferred losses on wash sales.

                              RYDEX VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

12. OPTION CONTRACTS WRITTEN

During the year ended December 31, 1998 contracts written were:

Put Options Written:

                                                  OTC
                                         ----------------------
                                         NUMBER OF      INITIAL
                                         CONTRACTS     PREMIUMS
                                         ---------   ----------
Outstanding at Beginning of Year               2     $    7,994
Options Written                               45         79,050
Options Terminated                           (47)       (87,044)
                                             ---     ----------
Outstanding at End of Year                     0     $        0
                                             ---     ----------
                                             ---     ----------

13. LOSS CARRYFORWARD -- FEDERAL INCOME TAX

At December 31, 1998, for Federal income tax purposes, the following Funds have capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

EXPIRES
DECEMBER 31                               U.S. GOVERNMENT BOND             URSA
---------------------------------------  ---------------------   --------------
2006                                            $146,093         $      613,636

                          INDEPENDENT AUDITORS' REPORT

The Shareholder and Board of Trustees,
Rydex Variable Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Nova, Ursa, U.S. Government Money Market, OTC, Precious Metals, U.S. Government Bond, and Juno Funds (the "Funds") of the Rydex Variable Trust (the "Trust"), formerly the Rydex Advisor Variable Annuity Account, as of December 31, 1998, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and financial highlights of the Rydex Advisor Variable Annuity Account for the periods ended December 31, 1997 were audited by other auditors whose report, dated March 6, 1998, expressed an unqualified opinion on those statements of changes in net assets and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Nova, Ursa, U.S. Government Money Market, OTC, Precious Metals, U.S. Government Bond and Juno Funds of the Rydex Variable Trust, as of December 31, 1998, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Princeton, New Jersey
February 12, 1999

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDER. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                     [LOGO]

                              RYDEX VARIABLE TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 1998

         NOVA FUND
         URSA FUND
         U.S. GOVERNMENT
           MONEY MARKET FUND
         OTC FUND
         PRECIOUS METALS FUND
         U.S. GOVERNMENT BOND FUND
         JUNO FUND